UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: March 31

Date of reporting period: December 31, 2012

Item 1.	Schedule of Investments.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – 96.4%
Alabama – 2.0%
Alabama Special Care Facilities Financing Authority RB for Birmingham Ascension Health Series 2009 C-1 (AA+/NR)(a)(b)
$6,875,000	11.900%	11/03/16	$ 10,090,369
Alexander City Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BB+/NR)
2,795,000	5.375	12/01/16	2,993,585
4,425,000	5.500	12/01/21	4,636,072
5,775,000	5.625	12/01/26	6,008,772
16,515,000	5.750	12/01/36	17,043,480
Courtland Industrial Development Board PCRB Refunding for International Paper Co. Projects Series 2005 A (BBB/Baa3)
1,000,000	5.000	06/01/25	1,030,820
Infirmary Health System Special Care Facilities Financing Authority of Mobile RB for Infirmary Health System, Inc. Series 2010 A (A-/NR)
7,500,000	5.250	02/01/30	8,048,625
Selma Industrial Development Board Gulf Opportunity Zone Bonds for International Paper Company Project Series 2011 A (NR/Baa3)
2,250,000	5.375	12/01/35	2,486,947
Sylacauga Health Care Authority RB for Coosa Valley Medical Center Series 2005 A (GO OF AUTH) (NR/NR)
7,600,000	6.000	08/01/25	7,693,328
15,000,000	6.000	08/01/35	15,091,350

			75,123,348

Arizona – 1.2%
Apache County IDA PCRB for Tucson Electric Power Company Series 2012 A (BBB-/Baa3)
7,000,000	4.500	03/01/30	7,309,540
City of Tempe IDA RB Refunding for Friendship Village Series 2012 A (NR/NR)
1,325,000	6.250	12/01/46	1,444,806
City of Tempe Industrial Development Authority RB Refunding for Friendship Village Series 2012 A (NR/NR)
1,250,000	6.250	12/01/42	1,364,913
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for El Paso Electric Co. Project Series 2009 A (BBB/Baa2)
8,800,000	7.250	02/01/40	10,427,560
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Public Service Co. of New Mexico Palo Verde Project Series 2003 A (BBB-/Baa3)
5,000,000	6.250	01/01/38	5,691,900
Pima County IDA RB for Tucson Electric Power Co. Project Series 2010 A (BBB-/Baa3)
7,485,000	5.250	10/01/40	8,169,877
Pima County IDA RB Refunding for Tucson Electric Power Co. Project Series 2012 A (BBB-/Baa3)
5,350,000	4.500	06/01/30	5,579,194
University Medical Center Corp. RB Series 2009 (BBB+/Baa1)
500,000	6.250	07/01/29	584,920
1,000,000	6.500	07/01/39	1,165,920
University Medical Center Corp. RB Series 2011 (GO OF CORP)(BBB+/Baa1)
3,500,000	6.000	07/01/39	4,079,250

			45,817,880

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – 15.4%
ABC Unified School District GO Bonds Series 2001 C (NATL-RE FGIC) (A+/Aa3)(c)
$1,600,000	0.000%	08/01/26	$ 894,480
Alameda County Oakland Unified School District GO Bonds for Election of 2006 Series 2012 A (NR/NR)
2,800,000	5.500	08/01/32	3,070,564
Alvord Unified School District GO Bonds Capital Appreciation for 2007 Election Series 2007 B (AGM) (AA-/Aa3)(c)
1,210,000	0.000	08/01/36	360,737
Anaheim Redevelopment Agency Tax Allocation Refunding for Merged Redevelopment Project Area Series 2007 A (AGM) (AA-/Aa3)
1,725,000	5.000	02/01/22	1,884,545
3,875,000	5.000	02/01/24	4,189,805
Bakerfield School District GO Bonds Capital Appreciation for Election of 2006 Series 2012 C (A+/Aa2)(d)
600,000	0.000	05/01/37	223,188
6,300,000	0.000	05/01/42	2,320,101
7,380,000	0.000	05/01/47	2,664,180
Calaveras Unified School District GO Bonds for Capital Appreciation Series 2000 (AGM) (AA-/Aa3)(c)
1,055,000	0.000	08/01/25	608,081
California Health Facilities Financing Authority RB for California Sutter Health Facilities Series 2007 A (AA-/Aa3)
5,870,000	5.250	11/15/46	6,357,151
California Health Facilities Financing Authority RB for Children’s Hospital Los Angeles Series 2012 A (BBB+/Baa2)
1,000,000	5.000	11/15/34	1,096,180
California Municipal Finance Authority COPS for Community Hospitals of Central California Obligated Group Series 2009 (BBB/Baa2)
19,500,000	5.500	02/01/39	21,161,595
California Public Works Board Lease RB for various Judicial Council Projects Series 2011 D (BBB+/A2)
3,000,000	5.000	12/01/31	3,358,830
California State Various Purpose Refunding (A-/A1)
20,000,000	5.000	04/01/42	22,501,600
California Statewide Communities Development Authority RB for California Baptist University Series 2007 A (NR/NR)
2,000,000	5.400	11/01/27	2,152,860
11,850,000	5.500	11/01/38	12,709,717
California Statewide Communities Development Authority RB for Methodist Hospital Project Series 2009 (FHA INS) (NR/Aa2)
5,340,000	6.625	08/01/29	6,708,322
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (B/NR)(c)
35,000,000	0.000	06/01/46	1,884,050
California Various Purpose GO Bonds Series 2011 (A-/A1)
10,000,000	5.000	09/01/41	11,190,900
Capistrano Unified School District Special Tax for Capital Appreciation Series 2005 (NATL-RE FGIC) (BBB/WR)(c)
7,000,000	0.000	09/01/33	2,328,340
City of Davis Redevelopment Agency Tax Allocation for Davis Redevelopment Project Series 2011 A (A+/NR)
750,000	6.500	12/01/26	894,908
2,830,000	7.000	12/01/36	3,388,076

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
City of Goleta Redevelopment Agency Tax Allocation for Goleta Old Town Redevelopment Project Series 2011 (NR/NR)
$670,000	7.750%	12/01/31	$ 723,299
5,000,000	8.000	06/01/44	5,399,250
City of Palo Alto Limited Obligation Refunding Improvement Bonds for University Avenue Area Off-Street Parking Assessment District Series 2012 (BBB/NR)
600,000	5.000	09/02/30	657,228
Coronado Community Development Agency Tax Allocation for Coronado Community Development Project Series 2005 (AMBAC) (AA-/NR)
175,000	5.000	09/01/20	185,344
El Dorado County Community Facilities District No. 1992-1 Special Tax Bonds Series 2012 (A/NR)
700,000	4.000	09/01/31	693,609
Encinitas Community Facilities District No.1 Special Tax Refunding Bonds for Encinitas Ranch Public Improvements Series 2012 (A-/NR)
775,000	5.000	09/01/29	865,497
2,000,000	4.000	09/01/30	2,051,540
Fontana Public Financing Authority Tax Allocation for North Fontana Redevelopment Project Series 2001 A (AGM) (AA-/Aa3)
1,540,000	5.250	09/01/20	1,544,112
Fullerton Public Financing Authority Tax Allocation Series 2005 (AMBAC) (A/WR)
200,000	5.000	09/01/27	211,610
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (CCC+/NR)(c)
125,785,000	0.000	06/01/47	10,323,175
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 C (CCC/NR)(c)
307,000,000	0.000	06/01/47	7,174,590
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2007 A-1 (B-/B3)
1,590,000	5.125	06/01/47	1,365,905
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (AGC-ICC) (AA-/Aa3)
23,400,000	5.000	06/01/45	24,428,898
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (FGIC) (BBB+/A2)
15,535,000	5.000	06/01/35	16,295,594
13,190,000	5.000	06/01/38	13,773,130
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (Radian-IBCC) (BBB+/A2)
150,000	5.000	06/01/45	155,958
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-1 (B-/B3)
32,650,000	5.750	06/01/47	30,833,028
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2005 (AMBAC-TCRS-BNY) (BBB+/A2)
20,805,000	5.000	06/01/45	21,631,375

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005 A (BBB+/A2)
$220,000	5.000%	06/01/45	$ 228,738
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-1 (B/NR)(c)
101,195,000	0.000	06/01/36	11,447,178
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-2 (B/NR)(c)
211,235,000	0.000	06/01/47	7,957,222
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 D (B/NR)(c)
260,660,000	0.000	06/01/57	2,054,001
Lake Elsinore Unified School District Community Facilities District Special Tax Series 2005-3 (NR/NR)
1,435,000	5.050	09/01/30	1,442,692
690,000	5.050	09/01/35	691,656
Lemoore Redevelopment Agency Tax Allocation for Lemoore Redevelopment Project Series 2011 (A-/NR)
665,000	6.625	08/01/24	742,060
1,000,000	7.250	08/01/31	1,123,520
9,315,000	7.375	08/01/40	10,467,731
Los Angeles County GO Bonds for Westside Union School District Election Series 2008 B (AA-/Aa3)(c)
49,925,000	0.000	08/01/50	6,993,494
Los Angeles County Sanitation Districts Financing Authority RB for Capital Projects District No. 20 Subseries 2007 A (AMBAC) (A/WR)
4,000,000	4.500	10/01/42	4,097,560
Los Angeles Regional Airports Improvement Corp. Lease RB Series 2002 C (AMT) (NR/WR)
32,425,000	7.500	12/01/24	36,119,505
Los Angeles Unified School District GO Bonds Refunding Series 2007 A-1 (NATL-RE) (AA-/Aa2)
13,745,000	4.500	01/01/28	15,158,123
Lynwood Redevelopment Agency Tax Allocation for Housing Projects Series 2011 A (A-/NR)
1,625,000	6.750	09/01/26	1,838,590
1,500,000	7.000	09/01/31	1,704,090
875,000	7.250	09/01/38	1,001,324
Madera County Unified School District GO Bonds Capital Appreciation for Election of 2002 Series 2005 (NATL-RE FGIC) (A+/WR)(c)
2,740,000	0.000	08/01/26	1,412,689
2,590,000	0.000	08/01/27	1,262,754
1,395,000	0.000	08/01/28	641,547
Merced City School District GO Bonds Capital Appreciation for Election of 2003 Series 2005 (NATL-RE) (A/NR)(c)
1,330,000	0.000	08/01/27	676,717
Merced-Union High School District Election of 2008 GO Bonds Series 2011 C (NR/Aa3)(c)
3,750,000	0.000	08/01/35	1,221,750
Monrovia Unified School District GO Bonds for Capital Appreciation Series 2001 B (NATL-RE FGIC) (A+/Aa3)(c)
1,000,000	0.000	08/01/24	621,610
M-S-R Energy Authority Gas RB Series 2009 A (A-/NR)
8,250,000	6.500	11/01/39	11,318,835
M-S-R Energy Authority Gas RB Series 2009 B (A-/NR)
2,000,000	6.500	11/01/39	2,743,960

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
M-S-R Energy Authority Gas RB Series 2009 C (A-/NR)
$10,000,000	6.125%	11/01/29	$ 12,654,300
13,500,000	6.500	11/01/39	18,521,730
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (AA-/Aa3)(d)
7,000,000	0.000	08/01/30	5,022,430
Murrieta Community Facilities District No. 3 Special Tax for Creekside Village Improvement Area 1 Series 2005 (NR/NR)
1,615,000	5.200	09/01/35	1,615,178
Natomas Unified School District GO Bonds Refunding Series 2012 (AGM) (AA-/Aa3)
1,435,000	4.000	09/01/23	1,517,455
1,545,000	4.000	09/01/24	1,618,125
1,665,000	4.000	09/01/25	1,722,992
1,735,000	4.000	09/01/26	1,769,804
1,400,000	4.000	09/01/27	1,419,012
New Haven Unified School District GO Bonds Refunding for Capital Appreciation Series 2009 (ASSURED GTY) (AA-/Aa3)(c)
860,000	0.000	08/01/25	511,175
1,105,000	0.000	08/01/26	616,922
5,550,000	0.000	08/01/30	2,499,831
7,830,000	0.000	08/01/32	3,141,709
7,000,000	0.000	08/01/34	2,489,340
Palomar Pomerado Health COPS Series 2009 (BB+/Baa3)
16,450,000	6.750	11/01/39	18,748,065
Palomar Pomerado Health COPS Series 2010 (BB+/Baa3)
7,000,000	6.000	11/01/41	7,594,300
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA-/Aa3)(d)
10,750,000	0.000	08/01/38	9,438,930
Placer Union High School District GO Bonds for Capital Appreciation Series 2000 A (NATL-RE FGIC) (AA-/Aa3)(c)
1,805,000	0.000	08/01/25	1,086,177
Poway Unified School District Community Facilities District No. 6-4S Ranch Improvement Area C Special Tax Bonds Series 2012 (NR/NR)
250,000	4.600	09/01/35	247,900
1,500,000	5.000	09/01/42	1,517,085
Riverside County Redevelopment Agency Tax Allocation for Capital Appreciation Jurupa Valley Redevelopment Project Area Series 2011 B (A-/NR)(c)
2,220,000	0.000	10/01/33	703,207
2,220,000	0.000	10/01/35	619,758
1,840,000	0.000	10/01/37	448,242
5,000,000	0.000	10/01/38	1,136,150
8,425,000	0.000	10/01/39	1,783,994
13,395,000	0.000	10/01/40	2,536,075
7,275,000	0.000	10/01/41	1,279,236
6,000,000	0.000	10/01/42	990,240
Riverside County Redevelopment Agency Tax Allocation for Jurupa Valley Redevelopment Project Area Series 2011 B (A-/NR)
1,225,000	6.500	10/01/25	1,370,285
1,950,000	6.750	10/01/30	2,189,090
San Bernardino City Unified School District GO Bonds Capital Appreciation for Election of 1999 Series 2003 C (NATL-RE FGIC) (A/A2)(c)
1,420,000	0.000	08/01/25	751,961

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
San Diego Unified School District GO Bonds for Election of 2008 Series 2010 C (AA-/Aa2)(c)
$30,265,000	0.000%	07/01/44	$ 5,991,259
San Diego Unified School District GO Bonds Refunding Series 2012 R-1 (AA-/Aa2)(c)
10,000,000	0.000	07/01/30	4,607,100
3,000,000	0.000	07/01/31	1,296,210
San Francisco City & County Public Utilities Commission Water RB Refunding Subseries 2012 C (AA-/Aa3)
13,210,000	4.000	11/01/31	14,378,160
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay North Redevelopment Series 2011 C (A-/NR)
500,000	6.750	08/01/33	588,405
2,000,000	6.750	08/01/41	2,341,640
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay North Redevelopment Series 2011 D (BBB/NR)
435,000	6.625	08/01/27	491,646
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2009 D (BBB/NR)
750,000	6.250	08/01/28	818,610
555,000	6.375	08/01/29	606,376
305,000	6.500	08/01/31	331,776
1,000,000	6.625	08/01/39	1,089,470
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2011 D (BBB/NR)
1,000,000	7.000	08/01/33	1,150,850
1,500,000	7.000	08/01/41	1,699,365
San Juan Unified School District GO Bonds for Capital Appreciation Series 2000 (NATL-RE FGIC) (A+/Aa2)(c)
1,580,000	0.000	08/01/24	991,086
1,595,000	0.000	08/01/25	943,395
San Marcos Unified School District GO Bonds Capital Appreciation for Election of 2010 Series B (AA-/Aa2)(c)
3,500,000	0.000	08/01/47	603,330
Santa Monica Redevelopment Agency Tax Allocation for Earthquake Recovery Redevelopment Project Series 2011 (AA/NR)
2,000,000	5.000	07/01/42	2,212,540
Santa Monica Redevelopment Agency Tax Allocation for Earthquake Recovery Redevelopment RB Series 2011 (AA/NR)
2,000,000	5.000	07/01/32	2,270,600
Santee Community Development Commission Tax Allocation for Santee Community Redevelopment Project Series 2011 A (A/NR)
1,000,000	7.000	08/01/31	1,130,780
2,000,000	7.000	08/01/41	2,240,420
Simi Valley Community Development Agency Tax Allocation Refunding for Merged Tapo Canyon and West End Community Development Project Series 2003 (NATL-RE FGIC) (A/NR)
525,000	5.250	09/01/19	536,928

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Stockton Unified School District GO Bonds Capital Appreciation for Election of 2008 Series 2011 D (AGM) (AA-/Aa3)(c)
$13,025,000	0.000%	08/01/39	$ 2,963,057
17,470,000	0.000	08/01/44	2,925,876
14,850,000	0.000	08/01/45	2,350,310
17,405,000	0.000	08/01/46	2,594,563
690,000	0.000	08/01/47	97,193
14,015,000	0.000	08/01/48	1,846,056
Stockton Unified School District GO Bonds Election of 2005 Series 2007 (AGM) (AA-/Aa3)
1,690,000	5.000	08/01/20	1,876,948
1,165,000	5.000	08/01/21	1,285,379
525,000	5.000	08/01/22	576,156
2,540,000	5.000	08/01/23	2,777,185
Tejon Ranch Public Facilities Financing Authority Special Tax for Community Facilities District No. 2008-1 Industrial Complex Public Improvements Series 2012 B (NR/NR)
4,000,000	5.250	09/01/42	3,894,160
Temecula Public Financing Authority Community Facilities District No. 03-03 Special Tax Refunding Bonds for Wolf Creek Series 2012 (NR/NR)
3,515,000	5.000	09/01/34	3,645,653
Temecula Redevelopment Agency Tax Allocation for Housing Redevelopment Project No. 1 Series 2011 A (A/NR)
1,000,000	6.750	08/01/31	1,134,210
2,100,000	7.000	08/01/39	2,404,059
Tobacco Securitization Authority Southern California Tobacco Settlement RB Senior Asset-Backed Bonds for San Diego County Tobacco Asset Securitization Corp. Series 2006 A-1 (B+/B2)
7,470,000	5.125	06/01/46	6,224,826
Tobacco Securitization Authority Southern California Tobacco Settlement RB Senior Asset-Backed Bonds for San Diego County Tobacco Asset Securitization Corp. Series 2006 A-1 (BB+/B3)
2,235,000	5.000	06/01/37	1,984,322
Union City Community Redevelopment Agency Tax Allocation for Community Redevelopment Project Sub Lien Series 2011 (A/NR)
1,500,000	6.875	12/01/33	1,794,330
Upland Community Facilities District No. 2003-2 Special Tax Refunding Bonds 2012 (BBB/NR)
1,000,000	5.000	09/01/34	1,071,130
Walnut Public Financing Authority Tax Allocation for Walnut Improvement Project Series 2002 (AMBAC) (A+/WR)
550,000	5.375	09/01/19	551,040
West Hollywood Community Development Commission Tax Allocation for East Side Redevelopment Project Series 2011 A (BBB/NR)
1,000,000	7.250	09/01/31	1,127,240
5,000,000	7.500	09/01/42	5,677,300
William S. Hart Union High School District Election of 2008 GO Bonds Series 2011 B (AGM) (AA-/Aa2)(c)
7,000,000	0.000	08/01/35	2,399,110
3,325,000	0.000	08/01/36	1,059,611
Wiseburn School District GO Unltd Bonds Capital Appreciation Series 2008 A (ASSURED GTY) (AA-/Aa3)(c)
8,775,000	0.000	08/01/33	3,300,102

			582,669,158

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Colorado – 2.0%
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2005 (BBB-/NR)
$9,050,000	5.000%	12/01/35	$ 9,378,877
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2012 A (BBB-/NR)
3,500,000	4.500	12/01/33	3,555,965
3,500,000	5.000	12/01/33	3,745,420
Colorado Health Facilities Authority RB for The Evangelical Lutheran Good Samaritan Society Project Series 2012 (A-/A3)
16,110,000	5.000	12/01/42	17,533,641
Colorado Regional Transportation District Tax-Exempt Private Activity RB for Denver Transit Partners Eagle P3 Project Series 2010 (BBB-/Baa3)
12,860,000	6.000	01/15/41	15,009,035
Cross Creek Metropolitan District No. 2 GO Bonds Refunding Limited Tax Series 2006 (NR/NR)(e)
4,500,000	5.000	12/01/17	3,641,580
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2007 A (AMT)(B/B3)
9,000,000	5.750	10/01/32	9,400,680
E-470 Public Highway Authority RB Series 2004 A (NATL-RE) (BBB/Baa2)(c)
15,000,000	0.000	09/01/28	7,280,550
4,100,000	0.000	09/01/34	1,383,299
E-470 Public Highway Authority RB Series 2004 B (NATL-RE) (BBB/Baa2)(c)
1,715,000	0.000	09/01/28	756,298
E-470 Public Highway Authority RB Series 2010 A (BBB-/Baa2)(c)
4,000,000	0.000	09/01/40	964,400
Park Meadows Business Improvement District RB Series 2007 (NR/NR)
475,000	5.300	12/01/27	504,212
720,000	5.350	12/01/31	757,656
Vista Ridge Metropolitan District GO Bonds Refunding Limited Tax Subseries 2006 B (NR/NR)(d)
1,725,000	0.000	12/01/40	1,130,099

			75,041,712

Connecticut – 0.3%
West Haven Connecticut GO Bonds Series 2012 (AGM) (AA-/Aa3)
2,095,000	5.000	08/01/22	2,387,148
West Haven Connecticut GO Bonds Series 2012 (AGM) ( AA-/Baa1)
3,495,000	5.000	08/01/21	3,991,569
2,000,000	5.000	08/01/23	2,264,860
1,000,000	5.000	08/01/25	1,125,450

			9,769,027

Delaware – 0.2%
Bridgeville Delaware Special Obligation Special Tax for Heritage Shores Special Development District Series 2005 A (NR/NR)
6,501,000	5.450	07/01/35	5,086,642

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Delaware – (continued)
Delaware Economic Development Authority Gas Facilities RB Refunding for Delmarva Power & Light Co. Project Series 2010 (BBB+/Baa2)
$3,000,000	5.400%	02/01/31	$ 3,380,580

			8,467,222

District of Columbia – 1.7%
District of Columbia Tax Increment RB Refunding Gallery Place Project Series 2012 (A-/A1)
3,725,000	5.000	06/01/29	4,140,300
3,910,000	5.000	06/01/30	4,333,883
Metropolitan Washington DC Airports Authority Dulles Toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2009 (ASSURED GTY) (AA-/Aa3)(d)
25,000,000	0.000	10/01/41	25,299,000
Metropolitan Washington DC Airports Authority Dulles Toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2010 B (BBB+/Baa1)(d)
37,100,000	0.000	10/01/44	32,076,660

			65,849,843

Florida – 15.0%
Amelia National Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)
4,280,000	6.300	05/01/35	3,934,561
Amelia National Community Development District Special Assessment for Capital Improvement Series 2006 A (NR/NR)
1,690,000	5.375	05/01/37	1,315,733
Arborwood Community Development District RB Capital Improvement for Centex Homes Project Series 2006 A-3 (NR/NR)
8,925,000	5.500	05/01/36	9,011,394
Arborwood Community Development District RB Capital Improvement for Master Infrastructure Project Series 2005 B (NR/NR)
570,000	5.100	05/01/14	499,246
Arborwood Community Development District Special Assessment Capital Improvement for Centex Homes Project Series 2006 A-1 (NR/NR)(f)
17,510,000	5.500	05/01/36	3,852,200
Arborwood Community Development District Special Assessment Capital Improvement for Centex Homes Project Series 2006 A-2 (NR/NR)
230,000	5.250	05/01/36	243,121
Arborwood Community Development District Special Assessment for Master Infrastructure Projects Series 2005 A (NR/NR)
26,175,000	5.350	05/01/36	20,331,431
Arborwood Community Development District Special Assessment for School Site Acquisition Project Series 2005 (NR/NR) (f)
4,605,000	5.500	05/01/14	2,862,253
Bellalago Educational Facilities Benefits District Special Assessment for Capital Improvement Series 2004 A (NR/NR)
1,870,000	5.850	05/01/22	1,899,078
8,000,000	6.000	05/01/33	8,129,440

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Bellalago Educational Facilities Benefits District Special Assessment for Capital Improvement Series 2004 B (NR/NR)
$12,150,000	5.800%	05/01/34	$ 12,315,726
Bluewaters Community Development District Special Assessment Series 2004 (NR/NR)
470,000	6.000	05/01/35	500,949
Brevard County Health Facilities Authority RB for Health First, Inc. Project Series 2009 (A-/A3)
4,750,000	7.000	04/01/39	5,940,540
Bridgewater Community Development District Special Assessment Series 2004 A (NR/NR)
3,140,000	6.000	05/01/35	3,160,850
Bridgewater Community Development District Special Assessment Series 2011 A (NR/NR)
9,140,000	7.210	05/01/35	8,960,033
Broward County Florida Airport Exempt Facility RB for Learjet, Inc. Project RMKT 07/19/04 Series 2000 (AMT) (NR/Ba2)
2,000,000	7.500	11/01/20	2,156,660
Capital Trust Agency Fixed Rate Air Cargo RB for Aero Miami FX, LLC Project Series 2010 A (NR/Baa3)
8,540,000	5.350	07/01/29	8,947,529
Century Parc Community Development District Special Assessment Refunding Series 2012 (A-/NR)
200,000	3.500	11/01/20	205,094
210,000	3.750	11/01/21	213,469
215,000	3.875	11/01/22	219,128
225,000	4.000	11/01/23	231,168
235,000	4.150	11/01/24	240,285
245,000	4.250	11/01/25	251,446
1,705,000	4.500	11/01/31	1,764,010
CityPlace Community Development District Special Assessment RB Refunding Series 2012 (A/NR)
2,250,000	5.000	05/01/26	2,575,822
Concord Station Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)
730,000	5.000	05/01/15	728,190
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)
4,065,000	5.850	05/01/35	4,302,559
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)(d)
2,545,000	0.000	05/01/35	1,754,370
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 B (NR/NR)(c)
6,860,000	0.000	05/01/17	4,800,834
Cory Lakes Community Development District Special Assessment Series 2001 A (NR/NR)
255,000	8.375	05/01/17	273,036
Cory Lakes Community Development District Special Assessment Series 2001 B (NR/NR)
270,000	8.375	05/01/17	289,097
Crossings at Fleming Island Community Development District Special Assessment Refunding Series 2000 C (NR/NR)
2,860,000	7.050	05/01/15	2,688,314
Cutler Cay Community Development District Special Assessment Series 2004 (NR/NR)
3,740,000	6.300	05/01/34	4,000,902

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Durbin Crossing Community Development District Special Assessment Series 2005 A (NR/NR)
$41,905,000	5.500%	05/01/37	$ 39,187,461
Durbin Crossing Community Development District Special Assessment Series 2005 B-2 (NR/NR)
1,080,000	6.830	11/01/15	1,105,380
Escambia County Health Facilities Authority Health Care Facilities RB for Baptist Hospital, Inc. Project Series 2010 A (BBB+/Baa1)
28,000,000	6.000	08/15/36	32,439,400
Florida Higher Educational Facilities Financing Authority RB for Flagler College, Inc. Project Series 2006 (XLCA) (NR/WR)
11,180,000	5.250	11/01/36	11,723,013
Florida Higher Educational Facilities Financing Authority RB Refunding for Nova Southeastern University Project Series 2012 A (BBB/Baa2)
1,500,000	5.000	04/01/27	1,640,310
1,035,000	5.000	04/01/32	1,110,938
Florida Higher Educational Facilities Financing Authority RB Refunding for Nova Southeastern University Project Series 2012 A (BBB+/NR)
600,000	5.000	04/01/32	655,146
5,620,000	5.250	04/01/42	6,189,868
Forest Creek Community Development District RB for Capital Improvement Series 2010 B (NR/NR)
490,000	7.000	11/01/13	487,349
Grand Bay at Doral Community Development District Special Assessment for Doral Breeze Project Series 2012 (NR/NR)
750,000	5.125	11/01/22	750,803
1,500,000	5.500	11/01/32	1,462,770
2,315,000	6.000	11/01/42	2,287,845
Hammocks Community Development District Special Assessment Series 2005 B (NR/NR)
80,000	6.960	11/01/15	82,106
Harbour Isles Community Development District Special Assessment Series 2004 (NR/NR)
2,955,000	6.125	05/01/35	3,014,514
Heritage Harbour Market Place Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)
7,925,000	5.600	05/01/36	7,179,257
Heritage Harbour South Community Development District RB for Capital Improvement Series 2003 A (NR/NR)
1,040,000	6.200	05/01/35	1,085,230
Heritage Isle At Viera Community Development District Special Assessment Series 2005 (NR/NR)
6,655,000	5.550	05/01/37	6,052,656
Heritage Lake Park Community Development District Special Assessment Series 2005 (NR/NR)
2,435,000	5.700	05/01/36	2,437,922
Hillsborough County IDA RB for Health Facilities RMKT 8/06/09 Series 2008 B (NR/WR)(g)
4,980,000	8.000	08/15/19	7,025,087
Killarney Community Development District Special Assessment Series 2004 A (NR/NR)(f)
2,395,000	6.000	05/01/35	1,077,750
Killarney Community Development District Special Assessment Series 2004 B (NR/NR)(f)
1,750,000	5.125	05/01/16	787,500

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Lakeland Hospital RB for Florida Southern College Project Series 2012 A (BBB+/NR)
$1,500,000	5.000%	09/01/42	$ 1,617,870
Lakewood Ranch Stewardship District Special Assessment for Lake Club Project Series 2005 (NR/NR)
3,570,000	7.210	11/01/20	3,642,043
Lakewood Ranch Stewardship District Special Assessment for Lake Club Project Series 2006 B (NR/NR)
8,460,000	6.770	11/01/20	8,383,183
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood Centre & NW Sector Project Series 2011 (NR/NR)
19,760,000	8.000	05/01/40	22,303,705
Lee County IDA Health Care Facilities RB for Shell Point/Alliance Obligation Group Series 2006 (BB/NR)
19,960,000	5.125	11/15/36	19,982,954
Lee County IDA Health Care Facilities RB Refunding for Shell Point Project Series 2011 B (BB/NR)
2,600,000	6.500	11/15/31	2,873,936
Lee County IDA Health Care Facilities RB Refunding for Shell Point/Alliance Community Project Series 2007 (BB/NR)
1,000,000	5.000	11/15/13	1,023,890
2,245,000	5.000	11/15/15	2,387,580
4,000,000	5.000	11/15/22	4,148,800
10,000,000	5.000	11/15/29	10,069,500
Live Oak Community Development District No. 2 Special Assessment Series 2004 A (NR/NR)
8,225,000	5.850	05/01/35	8,273,774
Live Oak Community Development District No. 2 Special Assessment Series 2010 (NR/NR)
2,745,000	7.360	11/01/20	3,008,465
Longleaf Community Development District Special Assessment Refunding Series 2005 (NR/NR) (f)
5,215,000	5.400	05/01/30	4,564,377
Longleaf Community Development District Special Assessment Refunding Series 2006 (NR/NR)
2,635,000	5.375	05/01/30	1,739,100
Marsh Harbour Community Development District Special Assessment Series 2005 A (NR/NR)
2,790,000	5.450	05/01/36	2,961,669
Meadow Pointe IV Community Development District Capital Improvement Series 2012 B (NR/NR)(d)
1,140,000	0.000	05/01/20	1,020,437
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2005 (NR/NR)(f)
1,910,000	5.250	05/01/15	744,900
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2007 B (NR/NR)(f)
1,380,000	6.150	11/01/14	14
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2012 A-1 (NR/NR)(d)
445,000	0.000	05/01/36	369,880
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2012 A-2 (NR/NR)(d)(f)
850,000	0.000	05/01/38	680,799
Meadow Pointe IV Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)
1,410,000	5.250	05/01/15	14

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Mediterra South Community Development District RB Refunding for Capital Improvement Series 2012 (BBB-/NR)
$295,000	4.000%	05/01/19	$ 302,281
305,000	4.200	05/01/20	314,495
325,000	4.400	05/01/21	336,209
335,000	4.500	05/01/22	345,787
350,000	4.650	05/01/23	362,029
1,245,000	5.100	05/01/31	1,287,878
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Florida Project Series 2004 (NR/NR)(g)
1,849,000	6.750	11/15/14	2,067,533
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Florida Project Series 2004 (NR/Baa2)
11,751,000	6.750	11/15/29	12,760,059
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Florida Project Series 2012 (BBB/Baa2)
2,000,000	5.000	11/15/29	2,164,980
Miami Special Obligation RB Refunding for Port of Miami Tunnel Project Series 2012 (BBB+/A3)
15,000,000	5.000	03/01/30	16,385,400
Miami-Dade County Expressway Authority RB Series 2012 (AA/A1)
8,000,000	5.000	07/01/42	9,024,000
Miami-Dade County Special Obligation RB Capital Appreciation Subseries 2009 (A+/A2)(c)
1,570,000	0.000	10/01/41	344,254
Miami-Dade County Special Obligation RB Refunding Subseries 2012 B (AGM) (AA-/Aa3)
15,000,000	5.000	10/01/35	16,909,050
New River Community Development District Special Assessment RB for Capital Improvement Series 2010 A-1 (NR/NR)
2,120,000	5.750	05/01/38	1,695,682
New River Community Development District Special Assessment RB for Capital Improvement Series 2010 A-2 (NR/NR)(d)
5,340,000	0.000	05/01/38	2,403,000
New River Community Development District Special Assessment RB for Capital Improvement Series 2010 B-1 (NR/NR)
2,915,000	5.500	05/01/15	2,783,213
New River Community Development District Special Assessment RB for Capital Improvement Series 2010 B-2 (NR/NR)(d)
4,185,000	0.000	05/01/18	1,883,250
New River Community Development District Special Assessment Series 2006 A (NR/NR) (f)
545,000	5.350	05/01/38	5
New River Community Development District Special Assessment Series 2006 B (NR/NR) (f)
3,260,000	5.000	05/01/13	33
Orange County Health Facilities Authority RB Refunding for Orlando Lutheran Healthcare Series 2005 (NR/NR)
1,100,000	5.375	07/01/20	1,124,519

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Orlando Florida Community Redevelopment Agency Tax Increment RB Refunding for Conroy Road District Series 2012 (A-/NR)
$1,305,000	5.000%	04/01/19	$ 1,492,411
1,375,000	5.000	04/01/20	1,578,775
1,445,000	5.000	04/01/21	1,659,120
1,680,000	5.000	04/01/24	1,897,241
1,765,000	5.000	04/01/25	1,970,940
1,005,000	5.000	04/01/26	1,111,399
Overoaks Community Development District RB for Capital Improvement Series 2010 A-1 (NR/NR)
1,075,000	6.125	05/01/35	1,141,671
Overoaks Community Development District RB for Capital Improvement Series 2010 A-2 (NR/NR)
1,475,000	6.125	05/01/35	1,302,956
Overoaks Community Development District RB for Capital Improvement Series 2010 B (NR/NR)
3,295,000	5.125	05/01/17	3,116,740
Overoaks Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR) (f)
1,200,000	5.125	05/01/16	12,000
210,000	6.125	05/01/35	2,100
Parklands Lee Community Development District Special Assessment Refunding Series 2011 A (NR/NR)
3,205,000	5.800	05/01/35	3,241,793
Parklands West Community Development District Special Assessment Refunding Series 2012 A (NR/NR)
2,495,000	5.650	05/01/32	2,562,091
Paseo Community Development District Capital Improvement Revenue Bonds Capital Appreciation Series 2011 A-2 (NR/NR)(c)
28,500,000	0.000	05/01/36	10,326,690
Paseo Community Development District Capital Improvement Revenue Bonds Special Assessment Series 2011 A-1 (NR/NR)
2,200,000	5.400	05/01/36	2,353,582
Paseo Community Development District RB for Capital Improvement Series 2005 A (NR/NR)(f)
6,355,000	5.400	05/01/36	64
Paseo Community Development District RB for Capital Improvement Series 2005 B (NR/NR)(f)
3,670,000	4.875	05/01/10	37
Paseo Community Development District RB for Capital Improvement Series 2006 (NR/NR)(f)
2,600,000	5.000	02/01/11	26
Pelican Marsh Community Development District Special Assessment RB Series 2012 (NR/NR)
805,000	4.875	05/01/22	807,640
1,370,000	5.375	05/01/31	1,379,385
Pine Island Community Development District Utility System Bonds Series 2004 (NR/NR)(f)
1,355,000	5.300	11/01/15	704,600
Reunion East Community Development District Special Assessment Series 2002 A-1 (NR/NR)
9,860,000	7.200	05/01/22	9,980,391
Reunion East Community Development District Special Assessment Series 2002 A-2 (NR/NR)(f)
4,670,000	7.200	05/01/22	1,868,000

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
River Hall Community Development District Special Assessment for Capital Improvement Series 2011 A (NR/NR)
$5,470,000	5.450%	05/01/36	$ 5,030,157
Sandy Creek Community Development District Special Assessment Refunding Series 2007 B (NR/NR)
2,235,000	5.500	05/01/15	2,239,157
Sarasota County Public Hospital District RB for Sarasota Memorial Hospital Project Series 2009 A (AA-/A1)
1,500,000	5.625	07/01/39	1,648,935
Seven Oaks Community Development District II Special Assessment Series 2004 B (NR/NR)
845,000	7.500	05/01/16	849,783
South Kendall Community Development District Special Assessment Series 2010 A (NR/NR)
1,890,000	6.200	11/01/40	2,173,443
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)
4,570,000	5.800	05/01/35	4,302,838
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)
3,425,000	5.800	05/01/35	2,379,827
Southern Hills Plantation II Community Development District Special Assessment for Capital Improvement Series 2004 (NR/NR)(f)
3,265,000	5.850	05/01/34	1,814,556
St. Petersburg Health Facilities Authority RB Refunding for All Children’s Hospital Series 2009 A (AA/A1)
5,835,000	6.500	11/15/39	7,028,841
Sterling Hill Community Development District RB for Capital Improvement Series 2003 B (NR/NR)(f)
455,000	5.500	11/01/15	273,000
Stonelake Ranch Community Development District Special Assessment Series 2004 A (NR/NR)
3,065,000	5.900	05/01/34	3,073,275
Sumter Landing Community Development District Recreational RB Series 2005 A (NATL-RE) (BBB/Baa2)
2,500,000	5.125	10/01/38	2,538,225
Venetian Community Development District Capital Improvement RB Refunding Series 2012 A-1 (NR/NR)
500,000	5.500	05/01/34	528,340
750,000	6.125	05/01/42	781,545
Venetian Community Development District Capital Improvement RB Refunding Series 2012 A-2 (NR/NR)
2,500,000	5.500	05/01/34	2,641,700
Verona Walk Community Development District RB for Capital Improvement Series 2004 (NR/NR)
1,215,000	5.850	05/01/35	1,232,289
Village Center Community Development District Recreational RB Series 2003 A (NATL-RE) (BBB/Baa2)
5,780,000	5.000	11/01/32	5,839,823
Village Center Community Development District Recreational RB Series 2004 A (NATL-RE) (BBB/Baa2)
1,875,000	5.125	11/01/36	1,906,144
Village Center Community Development District Recreational RB Subseries 1998 B (NR/NR)
900,000	8.250	01/01/17	904,122
Village Center Community Development District Recreational RB Subseries 1998 C (NR/NR)
1,500,000	7.375	01/01/19	1,507,770

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Village Center Community Development District Recreational RB Subseries 2003 B (NR/NR)
$4,005,000	6.350%	01/01/18	$ 4,165,120
Village Center Community Development District Recreational RB Subseries 2004 B (NR/NR)
2,430,000	5.875	01/01/15	2,526,592
Village Community Development District No. 10 Special Assessment Series 2012 (NR/NR)
5,000,000	5.125	05/01/43	4,927,700
Village Community Development District No. 8 Special Assessment RB Series 2008 (NR/NR)
9,165,000	6.375	05/01/38	11,036,585
Village Community Development District No. 8 Special Assessment Refunding Phase II Series 2010 (NR/NR)
9,075,000	6.125	05/01/39	10,698,245
Village Community Development District No. 9 Special Assessment RB Series 2011 (NR/NR)
5,790,000	7.000	05/01/41	6,741,644
Village Community Development District No. 9 Special Assessment Refunding Series 2012 (NR/NR)
2,250,000	5.500	05/01/42	2,450,070
Villasol Community Development District RB Series 2003 A (NR/NR)(f)
3,755,000	6.600	05/01/34	2,065,250
Waters Edge Community Development District Capital Improvement RB Refunding Series 2012 A-1 (NR/NR)
16,000	5.350	05/01/39	15,776
Waters Edge Community Development District Capital Improvement RB Refunding Series 2012 A-2 (NR/NR)(d)
1,145,000	0.000	05/01/39	630,162
Waters Edge Community Development District Special Assessment for Capital Improvement Series 2006 B (NR/NR)(f)
180,000	5.000	11/01/12	2
West Villages Improvement District Special Assessment Unit of Development No. 3 Series 2006 (NR/NR)(f)
11,745,000	5.500	05/01/37	5,050,350

			566,182,238

Georgia – 2.2%
Atlanta Tax Allocation for Beltline Project RMKT 12/15/09 Series 2009 A (NR/A2)
8,060,000	7.500	01/01/31	9,970,704
Atlanta Tax Allocation for Eastside Project Series 2005 B (A-/NR)
1,085,000	5.400	01/01/20	1,179,482
1,750,000	5.600	01/01/30	1,876,752
Chatham County Hospital Authority RB for Hospital Improvement Memorial Health University Series 2004 A (NR/WR)(g)
5,675,000	5.500	01/01/14	5,961,758
Clayton County Development Authority Special Facilities RB for Delta Airlines, Inc. Series 2009 A (B-/NR)
8,000,000	8.750	06/01/29	10,058,080
Clayton County Development Authority Special Facilities RB for Delta Airlines, Inc. Series 2009 B (AMT) (B-/NR)
8,750,000	9.000	06/01/35	9,823,713
Fulton County Development Authority RB for Tuff Caub LLC Project Series 2007 A (NR/NR)
2,290,000	5.250	11/01/28	2,206,415
Fulton County Residential Care Facilities RB for Canterbury Court Project Series 2004 A (NR/NR)
1,750,000	6.125	02/15/34	1,786,750

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Georgia – (continued)
Marietta Development Authority University Facilities RB Refunding for Life University, Inc. Project Series 2008 (NR/Ba3)
$2,500,000	7.000%	06/15/39	$ 2,695,050
Milledgeville & Baldwin County Development Authority Student Housing RB Refunding for Georgia College & State University Foundation Series 2007 (AMBAC) (A+/WR)(e)
46,820,000	0.891	10/01/33	37,197,085

			82,755,789

Guam – 1.2%
Guam Government Department of Education COPS for John F. Kennedy High School Project Series 2010 A (B/NR)
2,500,000	6.625	12/01/30	2,735,225
Guam Government Department of Education COPS for John F. Kennedy High School Project Series 2010 A (NR/NR)
3,355,000	6.875	12/01/40	3,676,677
Guam Government Limited Obligation GO Bonds Section 30 Series 2009 A (BBB+/NR)
2,400,000	5.375	12/01/24	2,646,072
3,000,000	5.625	12/01/29	3,339,450
2,750,000	5.750	12/01/34	3,085,445
Guam Power Authority RB Refunding Series 2010 A (BBB/Baa3)
11,705,000	5.500	10/01/40	12,846,940
Guam Power Authority RB Refunding Series 2012 A (AGM) (AA-/Aa3)
2,750,000	5.000	10/01/30	3,097,545
Guam Power Authority RB Refunding Series 2012 A (BBB/Baa3)
1,500,000	5.000	10/01/34	1,622,460
Guam Waterworks Authority RB for Water & Wastewater System Series 2010 (BB/Ba2)
9,785,000	5.625	07/01/40	10,338,342

			43,388,156

Idaho – 0.5%
Madison County Hospital Revenue COPS Series 2006 (BB+/NR)
1,000,000	5.250	09/01/20	1,053,230
1,500,000	5.250	09/01/30	1,536,450
15,285,000	5.250	09/01/37	15,553,252

			18,142,932

Illinois – 5.2%
Chicago Illinois Board of Education GO Bonds Refunding Series 2005 A (AMBAC) (A+/A2)
8,965,000	5.500	12/01/29	11,410,742
Chicago Illinois O’Hare International Airport Special Facility RB Refunding for American Airlines, Inc. Project Series 2007 (NR/WR)(f)
16,400,000	5.500	12/01/30	14,222,408
Chicago Illinois Second Lien Water RB Project Series 2012 (AA-/Aa3)
4,000,000	5.000	11/01/42	4,512,760
Cook County Illinois Recovery Zone Facility RB for Navistar International Corp. Project Series 2010 (CCC+/B3)
8,520,000	6.500	10/15/40	8,997,376
Du Page County Special Service Area No. 31 Special Tax for Monarch Landing Project Series 2006 (NR/NR)
134,000	5.400	03/01/16	138,742
1,450,000	5.625	03/01/36	1,451,334

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Illinois – (continued)
Illinois Finance Authority RB for Friendship Village Schaumburg Series 2005 A (BB-/NR)
$1,340,000	5.000%	02/15/15	$ 1,373,688
6,025,000	5.375	02/15/25	6,085,069
4,000,000	5.625	02/15/37	4,023,840
Illinois Finance Authority RB for Midwest Regional Medical Center Series 2006 A (NR/NR)
34,585,000	6.750	10/01/46	32,451,451
Illinois Finance Authority RB Refunding for Christian Homes, Inc. Obligated Group Series 2007 A (BBB-/NR)
4,500,000	5.750	05/15/31	4,714,920
Illinois Finance Authority RB Refunding for Christian Homes, Inc. Obligated Group Series 2010 (BBB-/NR)
1,250,000	6.125	05/15/27	1,391,775
Illinois Finance Authority RB Refunding for OSF Healthcare System Series 2010 A (A/A3)
18,115,000	6.000	05/15/39	20,828,627
Illinois Finance Authority RB Refunding for Proctor Hospital Series 2006 A (BB+/Ba2)
5,600,000	5.125	01/01/25	5,622,288
Illinois Finance Authority Recovery Zone Facility RB for Navistar International Corp. Project Series 2010 (CCC+/B3)
13,000,000	6.500	10/15/40	13,728,390
Illinois Finance Authority Student Housing RB for MJH Educational Assistance IV Series 2004 B (NR/C)(f)
15,000	4.500	06/01/14	2,325
3,225,000	5.000	06/01/24	499,875
8,000,000	5.375	06/01/35	1,240,000
Illinois Finance Authority Water Facilities RB Capital Appreciation for American Water Capital Corp. Project Series 2009 (BBB+/Baa2)
2,000,000	5.250	10/01/39	2,165,980
Illinois Finance Authority Water Facilities RB for American Water Capital Corp. Project Series 2010 (NR/Baa2)
10,500,000	5.250	05/01/40	11,263,665
Illinois GO Bonds Refunding Series 2012 (A/A2)
2,000,000	5.000	08/01/25	2,275,380
Illinois GO Bonds Series 2012 (A/A2)
1,000,000	5.000	03/01/37	1,092,840
Lincolnshire Special Service Area No. 1 Special Tax for Sedgebrook Project Series 2004 A (NR/NR)
2,438,000	6.250	03/01/34	2,474,278
Metropolitan Pier & Exposition Authority RB for McCormick Place Expansion Project Residual Series 2010 A-3219 (AAA/NR)(a)
20,000,000	9.689	12/15/40	24,091,600
Ottawa Illinois Health Care Facilities RB Refunding for Ottawa Community Hospital Series 2004 (Radian) (BBB+/NR)(g)
1,900,000	5.125	08/15/14	2,044,913
Plano Special Service Area No. 5 Special Tax for Lakewood Springs Club Unit 6 Series 2006 (NR/NR)
4,567,000	6.000	03/01/36	3,976,304
Quad Cities Regional Economic Development Authority RB for Augustana College Series 2012 (NR/Baa1)
840,000	4.750	10/01/29	893,155
1,010,000	4.750	10/01/32	1,061,399
Southwestern Illinois Development Authority RB Capital Appreciation for United States Steel Corporation Project Series 2012 (AMT) (BB/B1)
10,000,000	5.750	08/01/42	9,695,600

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Illinois – (continued)
Volo Village Special Service Area No. 6 Special Tax for Lancaster Falls Project Series 2006 (NR/NR)
$4,082,000	5.750%	03/01/36	$ 4,020,035

			197,750,759

Indiana – 1.1%
Anderson Indiana Economic Development RB Refunding & Improvement for Anderson University Project Series 2007 (BB+/NR)
1,355,000	5.000	10/01/24	1,212,318
1,500,000	5.000	10/01/32	1,201,905
Delaware County Hospital Authority RB for Cardinal Health System Obligated Group Series 2006 (NR/Baa2)
3,250,000	5.250	08/01/36	3,433,885
Indiana Finance Authority Environmental Improvement RB Refunding for United States Steel Corporation Project Series 2010 (BB/B1)
9,750,000	6.000	12/01/26	10,012,958
Indiana Finance Authority Hospital RB for Indiana University Health Obligated Group Series 2011 N (A+/A1)
2,000,000	5.125	03/01/38	2,174,060
Indiana Finance Authority Midwestern Disaster Relief RB for Ohio Valley Electric Co. Project Series 2012 A (BBB-/Baa3)
5,000,000	5.000	06/01/39	5,143,450
Indiana Health Facility Financing Authority RB for Ascension Health Subordinate Credit Group Residual I Series 2010-3224 (AA/NR)(a)
1,195,000	24.538	05/01/15	2,256,387
Indianapolis Airport Authority Special Facilities RB for United Air Lines, Inc. Project Series 1995 A (AMT) (NR/NR)(f)
7,737,197	6.500	11/15/31	270,802
Rockport Indiana RB Refunding for AK Steel Corp. Project Series 2012 A (AMT) (B-/B3)
14,000,000	7.000	06/01/28	14,648,900
Vigo County Hospital Authority RB for Vigo Union Hospital, Inc. Series 2007 (NR/NR)
2,000,000	5.500	09/01/27	2,107,980

			42,462,645

Iowa – 0.5%
Coralville Iowa COPS Series 2006 D (NR/Baa2)
2,550,000	5.250	06/01/26	2,631,651
Iowa Finance Authority Midwestern Disaster Area RB for Alcoa, Inc. Projects Series 2012 (BBB-/Baa3)
15,000,000	4.750	08/01/42	15,114,300
Pottawattamie County RB Refunding for Christian Homes, Inc. Series 2007 E (BBB-/NR)
1,355,000	5.750	05/15/31	1,425,189

			19,171,140

Kentucky – 0.8%
Kentucky Economic Development Finance Authority Health System RB for Norton Healthcare, Inc. Series 2000 B (NATL-RE) (BBB/Baa2)(c)
1,720,000	0.000	10/01/22	1,133,153
Kentucky Economic Development Finance Authority Hospital RB for Owensboro Medical Health System, Inc. Series 2010 A (BBB+/Baa2)
8,000,000	6.375	06/01/40	9,512,160
9,000,000	6.500	03/01/45	10,748,250

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Kentucky – (continued)
Kentucky Economic Development Finance Authority RB Residuals Series 2009-3125 (AA-/NR)(a)
$2,340,000	15.035%	11/11/14	$ 3,004,420
Louisville & Jefferson County Metro Government Health System RB for Norton Healthcare, Inc. Series 2006 (A-/NR)
6,815,000	5.000	10/01/30	7,192,278

			31,590,261

Louisiana – 1.3%
Louisiana Local Government Environmental Facilities and Community Development Authority RB for Westlake Chemical Corp. Projects Series 2010 A-2 (BBB-/Baa3)
5,000,000	6.500	11/01/35	5,850,700
Louisiana Local Government Environmental Facilities and Community Development Authority RB for Women’s Hospital Foundation Project Series 2010 A (BBB+/A3)
20,015,000	6.000	10/01/44	22,842,119
New Orleans Aviation Board Gulf Opportunity Zone RB for Consolidated Rental Car Project Series 2009 A (A-/Baa2)
7,470,000	6.500	01/01/40	8,363,412
New Orleans GO Bonds Refunding Series 2012 (BBB/A3)
1,765,000	5.000	12/01/32	1,967,781
St. Charles Parish Gulf Opportunity Zone RB for Valero Energy Corp. Project Series 2010 (BBB/Baa2)(a)
7,500,000	4.000	06/01/22	8,239,725

			47,263,737

Maryland – 1.1%
Baltimore Maryland Convention Center Hotel RB Subseries 2006 B (BB-/Ba2)
600,000	5.000	09/01/16	624,972
Baltimore Maryland Special Obligation Tax Allocation for Clipper Mill Project Series 2004 (NR/NR)
4,454,000	6.250	09/01/33	4,629,888
Baltimore Maryland Special Obligation Tax Allocation for Harborview Lot No. 2 Series 2003 (NR/NR)
2,616,000	6.500	07/01/31	2,681,714
Baltimore Maryland Special Obligation Tax Allocation for Strathdale Manor Project Series 2003 (NR/NR)
3,663,000	7.000	07/01/33	3,777,579
Frederick County Maryland Educational Facilities RB for Mount St. Mary’s University Series 2007 (BB+/Ba2)
2,590,000	5.000	09/01/30	2,580,805
Maryland State Economic Development Corp. Port Facilities RB Refunding for CNX Marine Terminals, Inc. Port of Baltimore Facility Series 2010 (BB/NR)
5,000,000	5.750	09/01/25	5,589,500
Maryland State Health & Higher Educational Facilities Authority RB for Doctors Community Hospital Series 2010 (BBB-/Baa3)
9,500,000	5.750	07/01/38	10,431,665
Maryland State Health & Higher Educational Facilities Authority RB for Mercy Medical Center Series 2007 A (BBB/Baa2)
7,530,000	5.500	07/01/42	7,986,996
Maryland State Health & Higher Educational Facilities Authority RB for Mercy Medical Center Series 2012 (BBB/Baa2)
2,100,000	5.000	07/01/31	2,320,374

			40,623,493

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Massachusetts – 0.7%
Massachusetts State Development Finance Agency RB for Eastern Nazarene College Series 1999 (BB+/NR)
$2,010,000	5.625%	04/01/19	$ 2,011,467
2,000,000	5.625	04/01/29	1,999,920
Massachusetts State Health & Educational Facilities Authority RB for Simmons College Series 2009 I (BBB+/Baa1)
8,660,000	8.000	10/01/39	9,951,293
Massachusetts State Health & Educational Facilities Authority RB for Suffolk University Series 2009 A (BBB/Baa2)
10,000,000	5.750	07/01/39	11,377,300

			25,339,980

Michigan – 6.1%
Detroit Michigan School District GO Bonds for School Building and Site Improvement Series 2002 A (FGIC Q-SBLF) (AA-/Aa2)
3,500,000	6.000	05/01/20	4,257,645
3,000,000	6.000	05/01/21	3,688,320
Detroit Michigan Sewage Disposal System RB Refunding Senior Lien Floating LIBOR Notes 2006 D (AGM) (AA-/Aa3)(e)
14,555,000	0.841	07/01/32	12,221,397
Detroit Michigan Water Supply System RB Senior Lien Series 2011 C (A+/Baa3)
1,705,000	5.000	07/01/41	1,779,287
Detroit Michigan Water Supply System Revenue Senior Lien Bonds Series 2011-A (A+/Baa3)
50,005,000	5.250	07/01/41	53,722,372
Flint Michigan Hospital Building Authority RB Refunding for Hurley Medical Center Series 1998 A (NR/Ba1)
1,460,000	5.375	07/01/20	1,462,321
Flint Michigan Hospital Building Authority RB Refunding for Hurley Medical Center Series 1998 B (BB+/Ba1)
3,630,000	5.375	07/01/28	3,632,142
Michigan Finance Authority RB for Detroit School District Series 2012 C (A+/A3)
10,010,000	5.000	11/01/32	10,682,272
Michigan Finance Authority RB for Rols Railroad II Series 2012 R - 14017 (AAA/NR)(a)
13,885,000	10.861	01/01/18	23,656,291
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 B (CCC+/NR)(c)
196,775,000	0.000	06/01/52	3,384,530
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 C (CCC/NR)(c)
70,100,000	0.000	06/01/52	1,515,562
Monroe County Hospital Finance Authority RB Refunding for Mercy Memorial Hospital Corp. Obligation Series 2006 (BBB/Baa3)
4,000,000	5.375	06/01/26	4,310,880
8,800,000	5.500	06/01/35	9,436,592
Royal Oak Hospital Finance Authority RB for William Beaumont Hospital Series 2009 (A/A1)
40,000,000	8.250	09/01/39	51,067,200
Wayne County Airport Authority RB Refunding for Detroit Metropolitan Wayne County Airport Series 2011 A (AMT) (A/A2)
9,000,000	5.000	12/01/21	10,405,350
11,000,000	5.000	12/01/22	12,652,640

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Michigan – (continued)
Wayne County Airport Authority RB Refunding for Detroit Metropolitan Wayne County Airport Series 2012 A (A/A2)
$5,000,000	5.000%	12/01/37	$ 5,561,250
4,500,000	5.000	12/01/42	4,969,620
Allen Park City Brownfield Redevelopment Authority Series 2007 (AMBAC) (B/NR)
7,095,000	5.000	05/01/32	5,946,390
Wayne County Michigan Stadium Authority RB Series 2012 (AGM) (AA-/Aa3)
5,850,000	5.000	10/01/26	6,456,879

			230,808,940

Minnesota – 0.2%
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital Series 2012 (NR/NR)
2,500,000	5.750	06/15/32	2,655,200
3,750,000	6.000	06/15/39	4,026,563

			6,681,763

Mississippi – 0.1%
Mississippi Hospital Equipment & Facilities Authority RB Refunding & Improvement for South Central Hospital Series 2006 (BBB/NR)
2,985,000	5.250	12/01/21	3,205,770
1,825,000	5.250	12/01/26	1,926,306

			5,132,076

Missouri – 0.1%
Branson Regional Airport Transportation Development District RB for Branson Regional Airport Series 2007 A (NR/NR)(f)
1,535,000	6.000	07/01/37	337,700
Branson Regional Airport Transportation Development District RB for Branson Regional Airport Series 2007 B (AMT) (NR/NR)(f)
7,750,000	6.000	07/01/25	1,705,000
Missouri State Development Finance Board Infrastructure Facilities RB for Branson Landing Project Series 2005 A (A/A2)
1,000,000	5.000	06/01/35	1,046,820
Stone Canyon Community Improvement District RB for Public Infrastructure Improvement Project Series 2007 (NR/NR)(f)
1,250,000	5.750	04/01/27	650,000
Strother Interchange Transportation Development District-Lees Summit RB Series 2006 (NR/NR)
675,000	5.000	05/01/24	671,490

			4,411,010

Nevada – 0.8%
Clark County Improvement District No. 142 Local Improvement Special Assessment Series 2012 (BBB-/NR)
2,385,000	4.000	08/01/22	2,396,257
1,795,000	4.000	08/01/23	1,793,421
Henderson Local Improvement District No. T-16 Special Assessment Limited Obligation Series 2005 (NR/NR)
1,735,000	4.800	03/01/15	1,695,355
1,995,000	4.900	03/01/17	1,908,776
2,465,000	5.000	03/01/20	2,297,208
2,480,000	5.100	03/01/21	2,293,678
1,280,000	5.100	03/01/22	1,162,598
3,505,000	5.125	03/01/25	3,053,135

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Nevada – (continued)
Henderson Local Improvement District No. T-17 Special Assessment Limited Obligation Series 2005 (NR/NR)
$1,335,000	5.000%	09/01/25	$ 1,339,726
Las Vegas Local Improvement District No. 607 Series 2004 (NR/NR)
1,230,000	5.900	06/01/17	1,266,592
1,275,000	5.900	06/01/18	1,303,866
470,000	6.000	06/01/19	478,963
4,660,000	6.250	06/01/24	4,748,354
North Las Vegas Local Improvement District No. 60 Special Assessment Refunding for Special Improvement Subseries 2006 B (NR/NR)
55,000	5.100	12/01/22	55,718
Reno Health Facility RB for Catholic Healthcare West Series 2007 A (A/A3)
5,665,000	5.250	07/01/31	6,049,483

			31,843,130

New Hampshire – 0.5%
Manchester New Hampshire General Airport RB Refunding Series 2012 B (AGM) (AMT) (AA-/Aa3)
2,800,000	5.000	01/01/18	3,129,364
3,000,000	5.000	01/01/19	3,384,660
2,580,000	5.000	01/01/20	2,913,671
New Hampshire Health & Education Facilities Authority RB for Speare Memorial Hospital Series 2004 (BBB-/NR)
1,000,000	5.500	07/01/25	1,056,870
1,400,000	5.875	07/01/34	1,479,702
New Hampshire Health & Education Facilities Authority RB for The Memorial Hospital Series 2006 (BBB/Baa3)
1,050,000	5.250	06/01/26	1,072,922
4,185,000	5.250	06/01/36	4,232,876

			17,270,065

New Jersey – 3.5%
New Jersey Economic Development Authority Cigarette Tax RB Refunding Series 2012 (BBB+/Baa1)
2,500,000	5.000	06/15/26	2,842,500
1,000,000	5.000	06/15/28	1,128,340
1,000,000	5.000	06/15/29	1,124,900
New Jersey Economic Development Authority Energy Facilities RB for UMM Energy Partners, LLC Project Series 2012 A (AMT) (NR/Baa3)
1,000,000	4.750	06/15/32	1,014,430
1,000,000	5.000	06/15/37	1,026,490
1,000,000	5.125	06/15/43	1,032,100
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 BB (A+/A1)
1,640,000	5.000	09/01/34	1,851,347
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1998 (AMT) (B/B3)
7,500,000	5.500	04/01/28	7,521,900
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1999 (AMT) (B/B3)
5,500,000	5.125	09/15/23	5,491,035
8,500,000	5.250	09/15/29	8,487,165

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority Special Facilities
RB for Continental Airlines, Inc. Project Series 2012 (AMT) (B/B3)
$8,800,000	5.750%	09/15/27	$ 9,036,016
New Jersey Health Care Facilities Financing Authority RB for St. Joseph’s Healthcare System Series 2008 (BBB-/Ba1)
32,380,000	6.625	07/01/38	37,395,662
New Jersey Health Care Facilities Financing Authority RB for Trinitas Hospital Obligated Group Series 2007 A (BBB-/Baa3)
8,980,000	5.250	07/01/30	9,616,323
New Jersey Health Care Facilities Financing Authority RB for Trinitas Hospital Obligated Group Series 2007 B (BBB-/Baa3)
15,840,000	5.250	07/01/23	17,167,867
New Jersey Transportation Trust Fund Authority for Transportation System Bonds Series 2011 B (A+/A1)
7,000,000	5.000	06/15/42	7,783,650
Newark New Jersey Housing Authority RB for South Ward Police Facility Series 2009 A (ASSURED GTY) (GO OF CITY) (NR/Aa3)
2,000,000	6.750	12/01/38	2,503,020
Tobacco Settlement Financing Corp. RB for Capital Appreciation Series 2007 1-C (CCC/NR)(c)
164,600,000	0.000	06/01/41	8,093,382
Tobacco Settlement Financing Corp. RB Senior Asset-Backed Bonds for Capital Appreciation Series 2007 1-A (B-/B2)
12,000,000	4.750	06/01/34	10,599,840

			133,715,967

New Mexico – 0.7%
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan and Four Corners Projects RMKT 04/01/06 Series 2003 A (BBB-/Baa3)
3,620,000	4.875	04/01/33	3,759,406
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan and Four Corners Projects RMKT 04/01/06 Series 2003 B (BBB-/Baa3)
6,925,000	4.875	04/01/33	7,191,682
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 D (BBB-/Baa3)
14,000,000	5.900	06/01/40	15,652,280

			26,603,368

New York – 1.4%
Chautauqua County Industrial Development Agency Exempt Facility RB for Dunkirk NRG Power Project Series 2009 (BB+/Baa3)
1,500,000	5.875	04/01/42	1,692,450
Nassau County GO Revenue Anticipation Notes Series 2012 A (SP-1+/NR)
18,250,000	2.000	03/29/13	18,317,343
New York City Industrial Development Agency PILOT RB for Queens Baseball Stadium Project Series 2006 (AMBAC) (BB/Ba1)
515,000	5.000	01/01/39	516,102

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New York – (continued)
New York City Industrial Development Agency PILOT RB for Queens Baseball Stadium Project Series 2009 (ASSURED GTY) (AA-/Aa3)
$1,000,000	6.125%	01/01/29	$ 1,179,220
3,000,000	6.375	01/01/39	3,496,020
5,000,000	6.500	01/01/46	5,822,050
New York City Municipal Water Finance Authority Water & Sewer Systems Second General Resolution RB Series 2011 BB (AA+/Aa2)
7,500,000	5.000	06/15/44	8,486,925
Newburgh New York GO Serial Bonds Series 2012 A (NR/Ba1)
1,565,000	5.750	06/15/35	1,614,407
Niagara Area Development Corp. Solid Waste Disposal Facility RB for Covanta Energy Project Series 2012 A (AMT) (BB-/Ba2)
5,000,000	5.250	11/01/42	5,078,300
Troy City Capital Resource Corp. RB for Rensselaer Polytechnic Institute Project Series 2010 A (A-/A3)
5,000,000	5.125	09/01/40	5,516,750

			51,719,567

North Carolina – 0.4%
Charlotte Special Facilities RB Refunding for Charlotte/Douglas International Airport US Airways Series 1998 (AMT) (NR/NR)
6,860,000	5.600	07/01/27	6,720,125
Columbus County Industrial Facilities and Pollution Control Financing Authority Recovery Zone Facility RB Series 2010 A (BBB/Baa3)
1,000,000	5.700	05/01/34	1,117,720
North Carolina Medical Care Commission Health Care Facilities RB Refunding First Mortgage for Lutheran Services for the Aging Series 2012 A (NR/NR)
3,800,000	4.750	03/01/32	3,830,666
1,000,000	5.000	03/01/37	1,014,620
1,000,000	5.000	03/01/42	1,011,660
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Methodist Church Project Series 2005 A (NR/NR)
500,000	5.250	09/01/21	520,070
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Methodist Church Project Series 2005 C (NR/NR)
1,500,000	5.250	10/01/24	1,544,205

			15,759,066

Ohio – 6.1%
Bowling Green City Student Housing RB for CFP I LLC - Bowling Green State University Project Series 2010 (BBB-/NR)
7,000,000	6.000	06/01/45	7,766,570
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/B3)
16,500,000	5.125	06/01/24	15,025,890
44,000,000	5.875	06/01/30	40,088,840
2,000,000	5.875	06/01/47	1,788,860
47,225,000	6.500	06/01/47	45,895,616
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-3 (B-/B3)
10,000,000	6.250	06/01/37	9,473,500

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Ohio – (continued)
Cleveland Airport Special RB for Continental Airlines, Inc. Project Series 1998 (AMT) (B/B3)
$30,450,000	5.375%	09/15/27	$ 30,451,523
Cleveland Airport Special RB Refunding for Continental Airlines, Inc. Series 1999 (AMT) (B/B3)
7,465,000	5.700	12/01/19	7,468,359
Cleveland Airport System RB Refunding Series 2012 A (A-/Baa1)
8,500,000	5.000	01/01/29	9,722,980
3,250,000	5.000	01/01/31	3,676,823
Cleveland Airport System RB Refunding Series 2012 A (AGM) (AA-/Aa3)
6,900,000	5.000	01/01/30	7,951,146
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2006 A (BBB/NR)
15,540,000	5.000	01/01/27	16,038,523
15,000,000	5.000	01/01/37	15,370,200
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2012 (BBB/NR)
2,000,000	5.000	01/01/42	2,083,020
1,610,000	5.000	01/01/46	1,667,638
Jeffrey Place New Community Authority RB for Jeffrey Place Redevelopment Series 2007 A (NR/NR)
700,000	5.000	12/01/22	618,968
1,000,000	5.000	12/01/32	796,840
Lorain County Port Authority Recovery Zone Facility RB for United States Steel Corp. Project Series 2010 (BB/B1)
8,730,000	6.750	12/01/40	9,346,600
Ohio State Solid Waste Disposal RB for USG Corp. Project Series 1998 (AMT) (B-/Caa2)
7,050,000	5.650	03/01/33	6,875,583

			232,107,479

Oklahoma – 0.2%
Oklahoma Development Finance Authority RB for Great Plains Regional Medical Center Project Series 2007 (BBB-/NR)
4,725,000	5.000	12/01/27	4,798,710
Weatherford Hospital Authority RB Series 2006 (NR/NR)
2,200,000	6.000	05/01/25	2,267,364
865,000	6.000	05/01/31	876,703

			7,942,777

Oregon – 0.2%
Forest Grove Oregon Student Housing RB for Oak Tree Foundation Project Series 2007 (NR/NR)
4,750,000	5.500	03/01/37	4,870,080
Oregon Facilities Authority Student Housing RB for CHF - Ashland, L.L.C.-Southern Oregon University Project Series 2012 (AGM) (AA-/Aa3)
1,500,000	5.000	07/01/44	1,653,615

			6,523,695

Pennsylvania – 5.3%
Allegheny County Higher Education Building Authority RB for Chatham University Series 2012 A (BBB/NR)
1,500,000	5.000	09/01/30	1,672,560
1,000,000	5.000	09/01/35	1,098,750
Allegheny County Hospital Development Authority RB for West Pennsylvania Health System Series 2007 A (CC/Ca)
78,845,000	5.000	11/15/28	53,958,364
21,390,000	5.375	11/15/40	14,594,183

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Pennsylvania – (continued)
Allegheny County IDA Environmental Improvement RB Refunding for United States Steel Corp. Project Series 2009 (BB/B1)
$1,200,000	6.750%	11/01/24	$ 1,282,164
Allentown Area Hospital Authority RB for Sacred Heart Hospital Series 2005 (NR/WR)
3,980,000	6.000	11/15/16	3,975,980
Allentown Neighborhood Improvement Zone Development Authority Tax RB 2012 A (NR/Baa2)
10,000,000	5.000	05/01/42	10,548,200
Chester Economic Development Authority RB Series 2004 (MUN GOVT GTD) (NR/NR)
8,640,000	7.000	03/01/19	9,141,120
City of Philadelphia GO Bonds Series 2011 (BBB+/A2)
4,000,000	6.000	08/01/36	4,651,560
City of Pittsburgh GO Bonds Series 2012 B (BBB/A1)
4,380,000	5.000	09/01/26	5,081,764
Clairton Municipal Authority Sewer RB Series 2012 B (BBB/NR)
1,000,000	5.000	12/01/37	1,046,090
1,000,000	5.000	12/01/42	1,042,830
Dauphin County General Authority Health System RB for Pinnacle Health System Project Series 2012 A (A/A3)
7,690,000	5.000	06/01/42	8,182,237
Geisinger Authority Health System RB for Geisinger Health System Series 2007 (AA/Aa2)(e)
48,250,000	0.980	05/01/37	38,900,115
Lancaster County Hospital Authority Health Facilities RB for St. Anne’s Retirement Community, Inc. Project Series 2012 (BB+/NR)
1,400,000	5.000	04/01/27	1,439,550
1,500,000	5.000	04/01/33	1,514,265
Montgomery County IDA RB for Whitemarsh Continuing Care Series 2005 (NR/NR)
1,775,000	5.300	02/01/13	1,778,372
2,000,000	6.125	02/01/28	2,038,200
Pennsylvania Economic Development Financing Authority Exempt Facilities RB Refunding for Amtrak Project Series 2012 A (AMT) (A-/A1)
2,750,000	5.000	11/01/41	2,939,173
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal RB for Philadelphia Biosolids Facility Project Series 2009 (BBB+/Baa3)
7,400,000	6.250	01/01/32	8,479,586
Pennsylvania Economic Development Financing Authority Special Facilities RB for US Airways Group, Inc. Project Series 2010 A (CCC+/NR)
1,000,000	7.500	05/01/20	1,126,840
Pennsylvania Economic Development Financing Authority Special Facilities RB for US Airways Group, Inc. Project Series 2010 B (CCC+/NR)
2,500,000	8.000	05/01/29	2,900,150
Pennsylvania State Higher Educational Facilities Authority RB for La Salle University Series 2012 (BBB/NR)
4,000,000	5.000	05/01/42	4,449,280
Philadelphia Authority Industrial Development RB for Please Touch Museum Project Series 2006 (BBB-/NR)
3,000,000	5.250	09/01/26	2,928,390
3,000,000	5.250	09/01/31	2,845,920

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Pennsylvania – (continued)
Philadelphia Hospitals & Higher Education Facilities Authority RB Refunding for Temple University Health System Obligated Group Series 2012 B (BBB-/Ba1)
$10,000,000	5.625%	07/01/42	$ 10,942,100

			198,557,743

Puerto Rico – 6.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (BBB-/Ba1)
59,485,000	6.000	07/01/38	59,622,411
38,845,000	6.000	07/01/44	38,862,480
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (Radian-IBCC) (NR/Ba1)
1,710,000	6.000	07/01/44	1,710,769
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (BBB-/Ba1)
13,500,000	5.250	07/01/42	12,385,845
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 C (BBB/Baa3)
8,780,000	6.000	07/01/39	8,988,086
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A (BBB/Baa3)
2,080,000	5.000	07/01/41	1,908,858
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ (BBB+/Baa2)
9,700,000	5.250	07/01/26	9,868,101
Puerto Rico Electric Power Authority RB Series 2010 XX (BBB+/Baa2)
25,000,000	5.250	07/01/40	24,571,250
Puerto Rico Infrastructure Financing Authority Special Tax RB Series 2005 A (AMBAC) (BBB+/Baa3)(c)
4,750,000	0.000	07/01/34	1,206,310
2,000,000	0.000	07/01/35	469,340
Puerto Rico Infrastructure Financing Authority Special Tax RB Series 2005 A (FGIC) (BBB+/Baa3)(c)
10,720,000	0.000	07/01/31	3,422,896
10,085,000	0.000	07/01/45	1,166,532
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 M (COMWLTH GTD) (BBB/Baa3)
2,000,000	6.250	07/01/23	2,200,460
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 P (COMWLTH GTD) (BBB/Baa3)
1,000,000	6.125	07/01/23	1,061,140
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2009 A (A+/A3)
21,550,000	6.000	08/01/42	23,030,054
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 A (A+/A3)(c)
10,000,000	0.000	08/01/36	2,492,900
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 C (A+/A3)(c)
25,000,000	0.000	08/01/39	5,089,500
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2011 A-1 (A+/A3)
7,000,000	5.000	08/01/43	7,004,550
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation First Subseries 2009 A (A+/A3)(d)
12,750,000	0.000	08/01/32	12,841,800

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation First Subseries 2010 A (A+/A3)(d)
$10,000,000	0.000%	08/01/33	$ 8,434,500

			226,337,782

Rhode Island – 0.1%
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2007 B (CCC/NR)(c)
85,300,000	0.000	06/01/52	2,768,838

South Carolina – 0.2%
Lancaster County Assessment RB for Edgewater Improvement District Series 2003 A (NR/NR)
3,905,000	6.875	11/01/35	3,862,396
South Carolina Jobs - Economic Development Authority Hospital Refunding RB for Palmetto Health Series 2011 A (AGM) (AA-/Aa3)
4,000,000	6.500	08/01/39	4,882,200

			8,744,596

South Dakota – 0.1%
South Dakota State Health & Educational Facilities Authority RB for Sanford Health Series 2007 (A+/A1)
5,000,000	5.000	11/01/40	5,279,850

Tennessee – 1.0%
Blount County Health & Educational Facilities Board RB Refunding for Asbury, Inc. Series 2007 A (NR/NR)
1,675,000	5.125	04/01/23	1,722,721
Chattanooga Health Educational & Housing Facility Board RB Refunding for CDFI Phase I LLC Project Series 2005 A (BBB-/NR)
350,000	5.000	10/01/15	380,016
6,710,000	5.000	10/01/25	6,961,692
7,500,000	5.125	10/01/35	7,687,200
Johnson City Health & Educational Board Retirement Facilities RB for Appalachian Christian Village Project Series 2004 A (NR/NR)
1,000,000	6.250	02/15/32	1,008,780
Johnson City Health & Educational Board Retirement Facilities RB for Mountain States Health Alliance Series 2012 A (BBB+/Baa1)
1,500,000	5.000	08/15/42	1,664,175
Johnson City Health & Educational Facilities Board RB for Mountain States Health Alliance Series 2010 A (BBB+/Baa1)
5,500,000	6.500	07/01/38	6,778,860
Knox County Tennessee Health, Educational & Housing Facilities Board RB for University Health System, Inc. Series 2007 (BBB+/NR)
2,000,000	5.250	04/01/36	2,114,100
Memphis Health Educational & Housing Facility Board RB for Memphis Multi-Family Housing Apartment Projects Series 2007 A (AMT) (NR/NR) (b)(f)
8,680,000	5.750	04/01/25	5,261,642
Shelby County Health Educational & Housing Facilities Board RB for Trezevant Manor Project Series 2006 A (NR/NR)
2,000,000	5.625	09/01/26	2,068,160

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Tennessee – (continued)
Shelby County Health Educational & Housing Facilities Board RB Refunding for The Village at Germantown Residential Care Facility Mortgage Series 2012 (NR/NR)
$1,500,000	5.250%	12/01/42	$ 1,504,530
2,000,000	5.375	12/01/47	2,011,340

			39,163,216

Texas – 5.5%
Alliance Airport Authority Special Facilities RB Refunding for American Airlines, Inc. Project Series 2007 (AMT) (NR/NR)(f)
12,000,000	5.750	12/01/29	10,409,160
Austin Texas Convention Center Enterprises, Inc. RB Third Tier Series 2001 C-1 (NR/NR)
185,000	9.750	01/01/26	190,992
Austin Texas Convention Center Enterprises, Inc. RB Third Tier Series 2001 C-2 (NR/NR)
8,975,000	9.750	01/01/26	9,263,905
Bexar County Texas Health Facilities Development Corp. RB for Army Retirement Residence Foundation Project Series 2010 (BBB/NR)
3,250,000	6.200	07/01/45	3,677,472
Brazos River Authority PCRB for TXU Energy Co. LLC Project Series 2006 (AMT) (CC/Ca)
12,740,000	5.000	03/01/41	1,182,527
Brazos River Authority PCRB Refunding for TXU Energy Co. LLC Project Series 2003 C (AMT) (CC/Ca)
9,275,000	6.750	10/01/38	1,152,419
Dallas County Flood Control District No.1 GO Bonds Refunding Series 2002 (NR/NR)
6,000,000	7.250	04/01/32	6,039,120
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB for American Airlines, Inc. Series 1995 (NR/WR)(f)
9,230,000	6.000	11/01/14	7,945,738
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB Series 2001 A-1 (AMT) (NR/Ba2)
13,245,000	6.150	01/01/16	13,260,364
Fort Bend County Industrial Development Corp. RB for NRG Energy, Inc. Series 2012 A (NR/Baa3)
2,500,000	4.750	05/01/38	2,628,125
Houston Airport System RB Refunding Sub Lien Series 2012 A (AMT) (A/NR)
5,045,000	5.000	07/01/28	5,747,819
Houston Airport System Special Facilities RB for Continental Airlines, Inc. Series 1998 B (AMT) (B/B3)
1,000,000	5.700	07/15/29	1,002,880
Houston Airport System Special Facilities RB for Continental Airlines, Inc. Terminal Improvement Projects Series 2011 A (AMT) (B/B3)
4,000,000	6.625	07/15/38	4,473,360
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project RMKT 07/01/09 Series 2001 A (BBB/Baa2)
5,200,000	6.300	11/01/29	6,069,024
Mesquite Texas Health Facilities Development Corp. RB for Christian Care Retirement Facilities Series 2005 (BBB-/NR)
5,165,000	5.625	02/15/35	5,307,657
North Texas Tollway Authority RB First Tier Series 2009 A (A-/A2)
25,585,000	6.250	01/01/39	29,224,722

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)
North Texas Tollway Authority RB Refunding Toll Second Tier Series 2008 F (BBB+/A3)
$53,205,000	5.750%	01/01/38	$ 58,926,666
Port of Bay City Authority of Matagorda County RB for Hoechst Celanese Corp. Project Series 1996 (AMT) (B+/B1)
1,870,000	6.500	05/01/26	1,871,926
Sabine River Authority Texas PCRB Refunding for TXU Electric Co. Project RMKT 11/29/05 Series 2001 C (C/Ca)
5,950,000	5.200	05/01/28	581,255
Sabine River Authority Texas PCRB Refunding for TXU Electric Co. Project Series 2000 A (AMT) (CC/Ca)(e)
7,110,000	6.450	06/01/21	845,806
Tarrant County Cultural Education Facilities Finance Corp. RB for Air Force Village Obligated Group Series 2007 (BBB-/NR)
4,180,000	5.125	05/15/37	4,226,105
Texas Municipal Gas Acquisition & Supply Corp. III RB Series 2012 (BBB/A3)
3,425,000	5.000	12/15/32	3,660,195
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2009 (BBB-/Baa2)
7,500,000	6.875	12/31/39	8,955,150
Texas Transportation Commission Central Texas Turnpike System RB Refunding First Tier Series 2012 A (A-/Baa1)
5,000,000	5.000	08/15/41	5,408,050
Tomball Hospital Authority RB Refunding Series 2005 (ETM) (NR/Aaa)(g)
250,000	5.000	07/01/15	278,088
Tomball Hospital Authority RB Refunding Series 2005 (NR/Aaa)(g)
14,500,000	5.000	07/01/15	16,129,075

			208,457,600

U.S. Virgin Islands – 0.1%
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Notes Refunding for Cruzan Project Series 2009 A (NR-/Baa3)
2,000,000	6.000	10/01/39	2,226,680

Utah – 0.8%
Carbon County Solid Waste Disposal RB Refunding for Sunnyside Cogeneration Series 1999 A (AMT) (NR/NR)
26,852,000	7.100	08/15/23	30,758,697

Vermont – 0.1%
Vermont Economic Development Authority Mortgage RB for Wake Robin Corp. Project Series 2006 A (NR/NR)
1,300,000	5.250	05/01/26	1,330,121
Vermont Educational & Health Buildings Financing Agency RB for St. Michael’s College Project Series 2012 (A-/Baa1)
2,250,000	5.000	10/01/42	2,500,920

			3,831,041

Virginia – 0.8%
Albemarle County IDA RB Refunding Westminster-Canterbury Series 2007 (NR/NR)
1,000,000	5.000	01/01/31	1,023,580
Mosaic District Community Development Authority RB Series 2011 A (NR/NR)
3,580,000	6.250	03/01/21	4,133,074
2,000,000	6.625	03/01/26	2,293,260
7,000,000	6.875	03/01/36	7,990,710

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Virginia – (continued)
Norfolk Redevelopment & Housing Authority First Mortgage for Retirement Community Series 2004 A (NR/NR)
$500,000	6.000%	01/01/25	$ 503,525
1,100,000	6.125	01/01/35	1,107,282
Suffolk IDA Retirement Facilities RB Refunding First Mortgage for Lake Prince Center Series 2006 (NR/NR)
725,000	5.150	09/01/24	754,326
1,000,000	5.300	09/01/31	1,019,890
Virginia Beach Development Authority Residential Care Facilities Mortgage RB Refunding for Westminster - Canterbury Series 2005 (NR/NR)
500,000	5.000	11/01/22	519,025
Virginia Small Business Financing Authority Senior Lien RB for Elizabeth River Crossings Opco, LLC Project Series 2012 (AMT) (BBB-/NR)
4,250,000	5.500	01/01/42	4,588,980
Washington County IDA RB for Mountain States Health Alliance Series 2009 C (BBB+/Baa1)
4,000,000	7.750	07/01/38	5,085,200

			29,018,852

Washington – 1.5%
Port of Seattle Industrial Development Corporation Special Facilities RB Refunding for Delta Air Lines, Inc. Project Series 2012 (AMT) (B-/NR)
4,000,000	5.000	04/01/30	4,044,480
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 A (NR/NR)(a)
3,955,000	13.695	12/14/17	6,830,166
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 B (NR/NR)(a)
4,150,000	13.701	12/14/17	7,092,308
Skagit County Public Hospital District No. 1 RB for Skagit Valley Hospital Series 2010 (NR/Baa2)
3,000,000	5.250	12/01/25	3,413,130
4,000,000	5.750	12/01/35	4,376,760
Washington Health Care Facilities Authority RB for Kadlec Regional Medical Center Series 2012 (NR/Baa3)
3,000,000	5.000	12/01/42	3,179,010
Washington Health Care Facilities Authority RB for MultiCare Health System Series 2008 A (ASSURED GTY) (AA-/Aa3)
750,000	6.000	08/15/39	871,343
Washington Health Care Facilities Authority RB for MultiCare Health System Series 2008 B (ASSURED GTY) (AA-/Aa3)
1,750,000	6.000	08/15/39	2,033,133
Washington Health Care Facilities Authority RB for MultiCare Health System Series 2012 A (AA-/A1)
3,290,000	5.000	08/15/42	3,672,726
10,000,000	4.000	08/15/46	9,746,800
Washington Health Care Facilities Authority RB for Swedish Health Services Series 2011 A (AAA/WR)(g)
8,505,000	6.250	05/15/21	11,733,668

			56,993,524

West Virginia – 0.3%
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB Refunding for Appalachian Power Co. - Amos Project Series 2010 A (BBB/Baa2)
4,000,000	5.375	12/01/38	4,475,960

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
West Virginia – (continued)
West Virginia Higher Education Policy Commission RB Refunding for Higher Education Facilities Series A (A+/Aa3)
$5,000,000	4.000%	04/01/34	$ 5,264,400

			9,740,360

Wisconsin – 1.9%
Kaukauna Wisconsin Environmental Improvement RB for International Paper Co. Project Series 2005 A (AMT) (BBB/Baa3)
6,510,000	5.250	06/01/29	6,660,251
Public Finance Authority Senior Airport Facilities RB Refunding for Transportation Improvements Obligated Group Series 2012 B (AMT) (BBB-/NR)
3,000,000	5.000	07/01/42	3,040,740
Wisconsin State Health & Educational Facilities Authority RB for Fort Healthcare, Inc. Project Series 2004 (BBB+/NR)
1,500,000	6.100	05/01/34	1,579,365
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 A (BBB/NR)
5,825,000	5.125	05/15/29	6,036,506
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB/NR)
2,200,000	5.000	05/15/36	2,249,016
Wisconsin State Health & Educational Facilities Authority RB for Vernon Memorial Healthcare, Inc. Project Series 2005 (BBB/NR)
3,000,000	5.100	03/01/25	3,106,410
3,800,000	5.250	03/01/35	3,873,416
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Healthcare Series 2006 (A-/Baa1)
2,000,000	5.250	08/15/31	2,136,680
27,365,000	5.250	08/15/34	29,215,969
Wisconsin State Health & Educational Facilities Authority RB Refunding for Illinois Senior Housing, Inc. Series 2006 (NR/NR)
1,275,000	5.650	08/01/21	1,300,309
2,385,000	5.800	08/01/29	2,404,819
Wisconsin State Health & Educational Facilities Authority RB Refunding for Wheaton Healthcare Series 2006 B (A-/Baa1)
10,620,000	5.125	08/15/30	11,308,388

			72,911,869

TOTAL STATE-SPECIFIC MUNICIPAL DEBT OBLIGATIONS			$ 3,642,718,871

Other Municipal Debt Obligations(b)(h) – 1.4%
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2000 (AMT) (NR/NR)
$7,000,000	9.640%	06/30/50	$ 6,650,000
4,000,000	5.200	09/30/14	3,281,000
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2004 (AMT) (NR/NR)
3,000,000	5.400	09/30/14	2,085,780
3,000,000	5.800	09/30/19	2,146,530
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2004 A-2 (AMT) (NR/Ba1)
6,000,000	4.900	09/30/14	5,460,120
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2004 C (AMT) (NR/Ba3)
13,000,000	9.750	06/29/49	11,700,910

Principal Amount	Interest Rate	Maturity Date	Value
Other Municipal Debt Obligations – (continued)
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 (AMT) (NR/B1)
$6,000,000	5.900%	09/30/20	$ 3,542,520
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 (AMT) (NR/Ba1)
8,000,000	5.125	09/30/15	7,200,400
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 (AMT) (NR/Ba2)
8,000,000	5.300	09/30/15	5,882,320
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 A-3 (AMT) (NR/Ba1)
4,000,000	7.500	11/29/49	4,000,000
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 C-3 (AMT) (NR/Ba3)
3,000,000	5.500	09/30/15	2,025,840

			53,975,420

TOTAL OTHER MUNICIPAL DEBT OBLIGATIONS			$ 53,975,420

Shares	Description	Value
Common Stock – 0.0%
280	Delta Air Lines, Inc.(h)	$ 3,324

TOTAL INVESTMENTS – 97.8%		$ 3,696,697,615

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.2%		84,454,912

NET ASSETS – 100.0%		$ 3,781,152,527

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Inverse floating rate security. Interest rate disclosed is that which is in effect at December 31, 2012.

(b)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at December 31, 2012.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Zero coupon bond until next reset date.

(e)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect at December 31, 2012.

(f)	Security is currently in default.

(g)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(h)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $53,975,420, which represents approximately 1.4% of net assets as of December 31, 2012.

(i)	Non-income producing security.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC-ICC	— Agency Insured Custody Certificate
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ASSURED	— Insured by Assured Guaranty
GTY
BNY	— Insured by the Bank of New York Mellon Corp.
COMWLTH	— Commonwealth Guaranteed
GTD
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
GO	— General Obligation
GO OF	— General Obligation of Authority
AUTH
GO OF	— General Obligation of Corporation
CORP
GO OF	— General Obligation of City
CITY
IDA	— Industrial Development Authority
LIBOR	— London Interbank Offered Rate
MUN	— Municipal Government Guaranteed
GOVT GTD
NATL-RE	— Insured by National Public Finance Guarantee Corp.
NATL-RE	— Insured by National Public Finance Guarantee Corp.,
FGIC	which reinsures Financial Guaranty Insurance Co.
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PILOT	— Payment in Lieu of Taxes
Q-SBLF	— Qualified School Board Loan Fund
Radian	— Insured by Radian Asset Assurance
Radian	— Insured by Radian Asset Insurance Bond Custodial
IBCC	Certificate
RB	— Revenue Bond
RITES	— Residual Interest Tax Exempt Securities
RMKT	— Remarketed
TCRS	— Transferable Custodial Receipts
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At December 31, 2012, the Fund had the following swap contracts:

CREDIT DEFAULT SWAP CONTRACTS

Counterparty	Referenced Obligation	Notional Amount (000’s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2012(a)	Unrealized Gain (Loss)(b)

Protection Sold:
JPMorgan Chase Bank, N.A.	California State Various Purpose GO Bonds Series 2003, 5.250%, 02/01/18	$10,000	1.700%	06/20/21	1.709%	$(859)
	Illinois State GO Bonds Series A, 5.000%, 06/01/29	10,000	1.830	06/20/21	2.062	(139,956)

TOTAL						$(140,815)

(a)	Credit spread on the Referenced Obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

(b)	There are no upfront payments on the swap contracts listed above, therefore the unrealized gains (losses) on the swap contracts are equal to their market value.

TAX INFORMATION — At December 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$3,526,214,367

Gross unrealized gain	442,749,322
Gross unrealized loss	(272,266,074)

Net unrealized security gain	$170,483,248

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – 98.6%
Alabama – 1.1%
Alabama Special Care Facilities Financing Authority RB for Birmingham Ascension Health Series 2009 C-1 (AA+/NR)(a)(b)
$1,000,000	11.900%	11/15/46	$ 1,467,690
Alabama State Port Authority RB for Docks Facilities Series 2010 (BBB+/NR)
2,500,000	5.750	10/01/30	2,981,200
Alexander City Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BB+/NR)
1,780,000	5.750	12/01/36	1,836,960
Health Care Authority RB for Baptist Health Series 2006 D (GO OF AUTH) (BBB+/A3)
575,000	5.000	11/15/17	617,280
100,000	5.000	11/15/21	106,351

			7,009,481

Alaska – 0.2%
Anchorage Alaska Water RB Refunding Series 2004 (NATL-RE) (AA/NR)(c)
1,000,000	5.125	05/01/14	1,063,890

Arizona – 1.3%
Arizona Health Facilities Authority Hospital RB for Phoenix Children’s Hospital Series 2007 A (BBB+/NR)(a)
2,170,000	1.130	02/02/15	2,159,780
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for El Paso Electric Co. Project Series 2009 A (BBB/Baa2)
2,200,000	7.250	02/01/40	2,606,890
Navajo County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Project Series 2009 B (BBB+/Baa1)(a)
2,000,000	5.500	06/01/14	2,123,200
Northern Arizona University RB Series 2003 (FGIC) (A+/WR)(c)
1,235,000	5.500	06/01/14	1,324,636

			8,214,506

Arkansas – 0.1%
Arkansas State Development Finance Authority RB for Single Family Mortgage-Backed Securities Series 2008 B (AMT) (GNMA/FNMA) (AA+/NR)
505,000	5.500	07/01/23	545,607

California – 23.8%
Bay Area Toll Authority California Toll Building Authority RB for San Francisco Bay Area Series 2008 F-1 (AA/Aa3)
4,000,000	5.500	04/01/43	4,522,920
California Educational Facilities Authority RB for California Institute of Technology Series 2009 (GO OF INSTN) (AA+/Aa1)
5,000,000	5.000	11/01/39	5,616,100
California Health Facilities Financing Authority RB for Providence Health & Services Series 2008 C (AA/Aa2)
1,000,000	6.500	10/01/33	1,216,840
California Infrastructure & Economic Development Bank RB for Los Angeles County Department of Public Social Services Series 2003 (AMBAC) (AA-/WR)
1,000,000	5.750	09/01/23	1,026,760

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
California State Various Purpose GO Bonds Series 2009 (A-/A1)
$5,000,000	5.250%	10/01/25	$ 5,902,400
5,000,000	6.500	04/01/33	6,227,450
2,750,000	6.000	04/01/38	3,294,142
California State Various Purpose GO Bonds Series 2010 (A-/A1)
1,250,000	6.000	03/01/33	1,562,025
1,500,000	5.500	03/01/40	1,759,935
California Statewide Communities Development Authority RB for Enloe Medical Center Series 2008 (CAL MTG INS) (A-/NR)
1,435,000	5.750	08/15/38	1,619,254
California Statewide Communities Development Authority RB for Sutter Health Series 2011 A (AA-/Aa3)
2,000,000	6.000	08/15/42	2,374,200
California Statewide Community Development Authority Water & Wastewater RB Unrefunded Balance Series 2004 (AGM) (AA-/Aa3)
155,000	5.250	10/01/19	162,214
Citrus Community College District GO Bonds Capital Appreciation for Election of 2004 Series 2009 C (AA-/Aa2)(d)
6,500,000	0.000	06/01/34	2,434,640
Eastern California Municipal Water District Community Facilities Special Tax District No. 2003-25 Improvement Area D Series 2006 (NR/NR)
385,000	5.000	09/01/36	374,051
Eastern California Municipal Water District Community Facilities Special Tax District No. 2005-40 Mahogany Promontory Pointe Series 2006 (NR/NR)
355,000	5.000	09/01/36	362,466
Foothill-De Anza California Community College District GO Bonds for Santa Clara County Election of 2006 Series 2007 A (AMBAC) (AA/Aaa)
6,000,000	5.000	08/01/27	6,845,160
Fullerton Community Facilities District No. 1 Special Tax Refunding Bonds for Amerige Heights Series 2012 (A-/NR)
500,000	5.000	09/01/32	540,120
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (CCC+/NR)(d)
18,000,000	0.000	06/01/47	1,477,260
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 C (CCC/NR)(d)
19,500,000	0.000	06/01/47	455,715
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2003 A-3 (AA+/Aaa)(c)
350,000	7.875	06/01/13	360,899
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2003 A-5 (AA+/Aaa)(c)
650,000	7.875	06/01/13	670,241
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2007 A-1 (B-/B3)
5,000,000	5.000	06/01/33	4,541,500
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (AGM-CR) (FGIC) (AA-/Aa3)
3,500,000	5.000	06/01/35	3,675,525

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (AMBAC) (BBB+/A2)
$1,150,000	5.000%	06/01/29	$ 1,151,966
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-1 (B-/B3)
3,300,000	5.750	06/01/47	3,116,355
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2005 (AMBAC-TCRS-BNY) (BBB+/A2)
5,000,000	5.000	06/01/45	5,198,600
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (BBB+/A2)
4,500,000	5.000	06/01/45	4,678,740
Hacienda La Puente California Unified School District GO Bonds for Election of 2000 Series 2003 B (AGM) (AA-/Aa3)(c)
1,200,000	5.250	08/01/13	1,234,524
Lake Elsinore California Unified School District Community Facilities Special Tax Series 2005-3 (NR/NR)
595,000	5.000	09/01/25	598,195
Los Angeles Community College District GO Bonds for 2008 Election Series 2010 C (AA/Aa1)
5,000,000	5.250	08/01/39	6,054,750
Los Angeles Department of Airports RB Refunding for Los Angeles International Airport Series 2010 A (Non-Amt) (AA/Aa3)
3,000,000	5.000	05/15/35	3,406,410
Los Angeles Unified School District GO Bonds Refunding Series A (AA-/Aa2)
2,500,000	4.000	07/01/20	2,929,725
Menifee Union School District Riverside County GO Bonds Capital Appreciation for Election of 2008 Series 2009 C (ASSURED GTY) (AA-/Aa3)(d)
2,000,000	0.000	08/01/37	598,520
4,500,000	0.000	08/01/38	1,278,945
4,500,000	0.000	08/01/39	1,208,115
Merced City School District GO Bonds Capital Appreciation for Election of 2003 Series 2005 (NATL-RE) (A/NR)(d)
1,205,000	0.000	08/01/26	643,060
M-S-R Energy Authority Gas RB Series 2009 A (A-/NR)
1,750,000	6.500	11/01/39	2,400,965
M-S-R Energy Authority Gas RB Series 2009 C (A-/NR)
3,500,000	6.125	11/01/29	4,429,005
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (AA-/Aa3)(e)
10,000,000	0.000	08/01/35	6,881,100
Ontario Redevelopment Financing Authority Lease RB for Capital Projects Series 2007 (AMBAC) (AA-/NR)
1,110,000	5.250	08/01/22	1,230,013
Palomar Pomerado Health COPS Series 2009 (BB+/Baa3)
2,500,000	6.750	11/01/39	2,849,250
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA-/Aa3)(e)
6,450,000	0.000	08/01/38	5,663,358

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA-/Aa3)(d)
$2,150,000	0.000%	08/01/31	$ 874,814
4,150,000	0.000	08/01/32	1,587,458
3,500,000	0.000	08/01/33	1,256,885
Port of Oakland RB Refunding Senior Lien Series 2012 P (AMT) (A+/A2)
3,500,000	5.000	05/01/33	3,873,345
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE FGIC) (AA/Aa3)(f)
3,000,000	0.738	12/01/35	2,543,220
San Diego Community College District GO Bonds for Election of 2002 Series 2005 (AGM) (AA+/Aa1)(c)
3,000,000	5.000	05/01/15	3,317,550
San Diego Community College District GO Bonds Refunding Series 2012 (AA+/Aa1)
2,575,000	5.000	08/01/27	3,171,885
San Diego County Water Authority COPS Series 2008 A (AGM) (AA+/Aa2)
5,000,000	5.000	05/01/33	5,646,050
San Diego Public Facilities Financing Authority Water RB Refunding Subseries 2012 A (AA-/Aa3)
2,500,000	5.000	08/01/31	2,982,250
San Diego Unified School District GO Bonds for Election of 2008 Series 2010 C (AA-/Aa2)(d)
5,000,000	0.000	07/01/39	1,313,550
San Francisco City & County GO Bonds for Earthquake Safety & Emergency Response Series 2012 A (AA/Aa2)
3,930,000	3.000	06/15/22	4,139,312
San Joaquin Hills Transportation Corridor Agency RB Refunding for Capital Appreciation Series 1997 A (NATL- RE) (BBB/Baa2)(d)
1,605,000	0.000	01/15/26	805,646
Temecula Valley Unified School District Community Facilities District Special Tax District No. 2004-1 Improvement Area A Series 2007 (NR/NR)
1,865,000	5.000	09/01/37	1,866,100
Torrance California COPS for Refunding & Public Improvement Project Series 2005 B (AMBAC) (AA/A1)
310,000	5.250	06/01/34	316,997
Vernon California Redevelopment Agency Tax Allocation for Industrial Redevelopment Project Series 2005 (NATL-RE) (BBB/Baa2)
725,000	5.250	09/01/19	747,047
West Contra Costa Unified School District GO Bonds Capital Appreciation for Election of 2002 Series 2004 C (NATL-RE FGIC) (A+/WR)(d)
1,175,000	0.000	08/01/25	654,322

		147,669,844

Colorado – 1.7%
Colorado Health Facilities Authority Hospital RB for Poudre Valley Health Care, Inc. Series 2005 F (A+/A1)
800,000	5.000	03/01/25	841,744
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2005 (BBB-/NR)
1,150,000	5.000	12/01/35	1,191,791
Denver Colorado Airport System RB Series 2012 B (A+/A1)
2,000,000	5.000	11/15/43	2,307,880

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Colorado – (continued)
E-470 Public Highway Authority RB for Capital Appreciation Series 2004 B (NATL-RE) (BBB/Baa2)(d)
$5,000,000	0.000%	09/01/27	$ 2,351,550
E-470 Public Highway Authority RB Series 2010 A (BBB- /Baa2)(d)
6,000,000	0.000	09/01/40	1,446,600
West Metro Fire Protection District GO Bonds Series 2006 A (NATL-RE) (NR/Aa2)
2,200,000	5.250	12/01/26	2,528,262

			10,667,827

District of Columbia – 1.3%
District of Columbia Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 (BBB/A1)
490,000	6.250	05/15/24	501,250
District of Columbia Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 (BBB/Baa1)
1,000,000	6.500	05/15/33	1,181,640
District of Columbia Water & Sewer Authority RB Public Utility Senior Lien Series 2009 A (AA+/Aa2)
5,000,000	6.000	10/01/35	6,158,900

			7,841,790

Florida – 10.3%
Arbor Greene Community Development District Special Assessment Refunding Series 2006 (A-/NR)
1,485,000	5.000	05/01/19	1,620,892
Bluewaters Community Development District Special Assessment Series 2004 (NR/NR)
2,315,000	6.000	05/01/35	2,467,443
Bridgewater Wesley Chapel Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)
2,180,000	5.750	05/01/35	2,197,745
Citizens Property Insurance Corp. RB Senior Secured for High Risk Account Series 2009 A-1 (A+/A2)
3,650,000	5.500	06/01/17	4,256,922
Coconut Cay Community Development District Special Assessment Series 2006 (NR/NR)
905,000	5.375	05/01/36	960,639
Coral Gables Health Facilities Authority RB for Baptist Health South Florida Series 2004 (AGM) (AA-/Aaa)(c)
1,000,000	5.250	08/15/14	1,079,120
Covington Park Florida Community Development District Special Assessment Refunding for Capital Improvement Series 2005 (A-/NR)
490,000	5.000	05/01/21	499,766
Crossings At Fleming Island Community Development District RB Refunding Series 2007 (NATL-RE) (BBB/Baa2)
125,000	4.750	10/01/36	119,837
Crossings At Fleming Island Community Development District Special Assignment Refunding Series 2000 B (NATL-RE) (BBB/Baa2)
1,240,000	5.800	05/01/16	1,240,446
Diamond Hill Community Development District Tax Allocation for Capital Improvement Series 2004 (NR/NR)
1,505,000	6.000	05/01/34	1,514,993
Florida State Municipal Power Agency RB Series 2009 A (A+/A2)
1,000,000	6.250	10/01/31	1,201,040

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Greater Orlando Aviation Authority RB Refunding Series 2012 A (AMT) (A+/Aa3)
$2,000,000	5.000%	10/01/21	$ 2,359,380
Hamal Florida Community Development District Special Assessment for Refunding and Improvement Series 2006 A (NATL-RE) (BBB+/Baa2)
2,755,000	5.375	05/01/22	2,887,929
High Ridge Quantum Community Development District Special Assessment for Boyton Beach Series 2005 A (NR/NR)
1,750,000	5.750	05/01/35	1,758,802
Hollywood Community Redevelopment Agency RB for Beach CRA Series 2004 (A-/A3)
300,000	5.625	03/01/24	307,824
Keys Cove Community Development District Special Assessment Series 2004 (NR/NR)
2,265,000	5.875	05/01/35	2,450,934
Lee County IDA Health Care Facilities RB Refunding for Shell Point/Alliance Community Project Series 2007 (BB/NR)
2,500,000	5.000	11/15/13	2,559,725
Longleaf Community Development District Special Assessment Refunding Series 2006 (NR/NR)(g)
1,185,000	5.375	05/01/30	782,100
Meadow Pointe III Community Development District RB for Capital Improvement Series 2004 A (NR/NR)
895,000	6.000	05/01/35	906,895
Miami Special Obligation Non-Ad Valorem RB Refunding for Port of Miami Tunnel Project Series 2012 (BBB+/A3)
5,000,000	5.000	03/01/30	5,461,800
Miami Special Obligation Non-Ad Valorem RB Refunding Series 2011 A (AGM) (AA-/Aa3)
1,200,000	6.000	02/01/30	1,411,248
1,500,000	6.000	02/01/31	1,759,455
Miami-Dade County Florida Aviation RB RMKT 03/17/08 Series 2003 E (AMT) (NATL-RE) (A/NR)
500,000	5.250	10/01/13	517,175
425,000	5.250	10/01/14	457,253
575,000	5.250	10/01/16	654,057
Miami-Dade County Florida Expressway Authority RB Series 2004 B (NATL-RE FGIC) (A-/A3)
1,000,000	5.250	07/01/26	1,045,870
North Sumter County Utility Dependent District RB Series 2010 (AGM) (AA-/Aa3)
1,250,000	5.375	10/01/40	1,377,375
Pentathlon Community Development District Special Assessment Revenue Refunding Series 2012 (A-/NR)
1,330,000	4.500	11/01/33	1,388,640
Port Everglades Authority RB for Port Facilities Series 1986 (ETM) (AA+/Aaa)(c)
1,335,000	7.125	11/01/16	1,528,388
Sail Harbour Community Development District Special Assessment Series 2005 A (NR/NR)
910,000	5.500	05/01/36	936,536
Sonoma Bay Community Development District Special Assessment Series 2005 A (NR/NR)
605,000	5.450	05/01/36	643,212
St. Petersburg Health Facilities Authority RB Refunding for All Children’s Hospital Series 2009 A (AA/A1)
2,000,000	6.500	11/15/39	2,409,200
Sumter Landing Florida Community Development District Recreational RB Series 2005 A (NATL-RE) (BBB/Baa2)
250,000	4.625	10/01/30	252,387

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Tampa Palms Open Space & Transportation Community Development District Special Assessment Refunding for Capital Improvement Area 7 Project Series 2004 (NATL-RE) (A-/Baa2)
$1,395,000	4.500%	05/01/18	$ 1,524,512
Thousand Oaks Community Development District Special Assessment Series 2005 A-1 (NR/NR)
890,000	5.350	05/01/35	903,688
Trails at Monterey Community Development District Special Assessment Refunding Bonds, Series 2012 (A-/NR)
1,210,000	4.500	05/01/33	1,246,191
Verona Walk Community Development District RB for Capital Improvement Series 2004 (NR/NR)
4,385,000	5.850	05/01/35	4,447,399
Village Community Development District No. 5 Special Assessment Series 2003 A (NR/NR)
2,140,000	6.100	05/01/34	2,188,728
Village Community Development District No. 6 Special Assessment Series 2007 (NR/NR)
1,775,000	5.250	05/01/37	1,855,052
Villagewalk of Bonita Springs Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)
985,000	5.600	05/01/36	999,204

			64,179,802

Georgia – 1.1%
Atlanta Airport RB Refunding Series 2012 C (AMT) (A+/A1)
1,250,000	5.000	01/01/27	1,438,300
Chatham County Hospital Authority RB for Hospital Improvement Memorial Health University Series 2004 A (NR/WR)(c)
365,000	5.500	01/01/14	383,443
Metropolitan Atlanta Rapid Transit Authority Sales Tax RB Series 2009 A (AA+/A1)
4,075,000	5.250	07/01/36	4,718,850

			6,540,593

Guam – 0.4%
Guam Government Limited Obligation GO Bonds Section 30 Series 2009 A (BBB+/NR)
600,000	5.375	12/01/24	661,518
850,000	5.625	12/01/29	946,177
750,000	5.750	12/01/34	841,485

			2,449,180

Idaho – 0.6%
Idaho Health Facilities Authority RB for St. Luke’s Health System Project Series 2008 (A/A2)
1,000,000	6.750	11/01/37	1,183,160
Idaho Housing and Finance Association Grant and Revenue Anticipation Bonds Federal Highway Trust Fund RB Series 2012 A (A+/Aa3)
2,185,000	4.000	07/15/30	2,316,537

			3,499,697

Illinois – 5.1%
Chicago Illinois O’Hare International Airport RB Refunding Senior Lien Series 2012 B (AMT) (A-/A2)
7,130,000	5.000	01/01/32	7,810,630

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Illinois – (continued)
Chicago Illinois O’Hare International Airport RB Refunding Third Lien Series 2003 A-1 (XLCA) (A-/A2)
$490,000	5.250%	01/01/34	$ 500,501
Chicago Illinois Sales Tax RB Series 2011 A (AAA/Aa3)
2,000,000	5.000	01/01/41	2,246,120
Chicago Illinois Tax Allocation Junior Lien for Near South Redevelopment Project Series 2001 A (ACA) (NR/NR)
705,000	6.250	11/15/13	707,193
Illinois Finance Authority RB for Edward Hospital RMKT 04/09/08 Series 2008 A (AMBAC) (A+/A2)
350,000	6.250	02/01/33	398,926
Illinois Finance Authority RB Refunding for Proctor Hospital Series 2006 A (BB+/Ba2)
400,000	5.125	01/01/25	401,592
Illinois Finance Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2005 A (AMT) (BBB/NR)
400,000	5.050	08/01/29	421,624
Illinois Municipal Electric Agency RB Power Supply System Series 2007 A (NATL-RE FGIC) (A+/A1)
4,020,000	5.250	02/01/22	4,501,998
Illinois State GO Bonds Series 2012 A (A/A2)
2,500,000	4.000	01/01/26	2,574,300
Illinois State GO Bonds Unrefunded (NATL-RE) (A/A2)
975,000	5.000	06/01/19	992,218
Lake County Illinois Community Consolidated School District No. 41 GO Bonds Series 1999 A (AGM) (AA-/Aa2)
2,725,000	9.000	11/01/16	3,391,971
Railsplitter Tobacco Settlement Authority Tobacco Settlement RB Series 2010 (A-/NR)
1,125,000	6.000	06/01/28	1,362,037
Round Lake Illinois Lakewood Grove Special Service Area No. 1 Special Tax Refunding Series 2007 (ASSURED GTY) (AA-/NR)
2,320,000	5.500	03/01/32	2,553,810
Southwestern Illinois Development Authority RB Capital Appreciation for Local Government Program Series 2007 (AGM) (GO OF DIST) (AA-/NR)(d)
6,500,000	0.000	12/01/25	4,023,760

			31,886,680

Indiana – 1.5%
Delaware County Hospital Authority RB for Cardinal Health System Obligated Group Series 2006 (NR/Baa2)
2,000,000	5.250	08/01/36	2,113,160
Indiana Health Facility Financing Authority RB for Ascension Health Subordinate Credit Group Residual I Series 2010- 3224 (AA/NR)(a)
205,000	24.538	11/01/27	387,079
Indianapolis Indiana Airport Authority RB Refunding Special Facilities for Federal Express Corp. Project Series 2004 (AMT)(BBB/Baa1)
640,000	5.100	01/15/17	725,222
Indianapolis Indiana Gas Utility RB Second Lien Series 2008 A (ASSURED GTY) (AA-/Aa3)(a)
3,500,000	5.000	08/15/13	3,584,560
Jasper County PCRB Refunding for Northern RMKT 08/25/08 Series 1994 C (NATL-RE) (BBB/Baa2)
650,000	5.850	04/01/19	756,711
Mitchell Multi School Building Corp. RB Refunding for First Mortgage Series 2002 (ST AID WITHHLDG) (AA+/NR)
140,000	4.650	07/05/13	142,978

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Indiana – (continued)
Vanderburgh County Indiana Redevelopment Commission Tax Increment Tax Allocation Series 2006 (A/NR)
$1,400,000	5.250%	02/01/31	$ 1,466,738

			9,176,448

Iowa – 0.5%
Coralville Iowa COPS Series 2006 D (NR/Baa2)
1,325,000	5.250	06/01/22	1,382,385
Tobacco Settlement Authority of Iowa RB Asset-Backed Bonds Series 2005 C (B+/B2)
1,875,000	5.375	06/01/38	1,734,544

			3,116,929

Kentucky – 1.9%
Kentucky Economic Development Finance Authority RB for Ashland Hospital Corp. King’s Daughters Medical Center Series 2010 (A+/A1)
3,000,000	5.000	02/01/40	3,209,880
Kentucky Economic Development Finance Authority RB Residuals Series 2009-3125 (AA-/NR)(a)
470,000	15.035	05/01/39	603,452
Kentucky Economic Development Finance Authority System RB for Norton Healthcare, Inc. Series 2000 C (NATL-RE) (BBB/NR)(c)
1,085,000	6.000	10/01/13	1,140,845
Kentucky Economic Development Finance Authority System RB Unrefunded Balance for Norton Healthcare, Inc. Series 2000 C (NATL-RE) (BBB/Baa2)
2,165,000	6.000	10/01/18	2,246,902
Louisville & Jefferson County Metropolitan Government RB for Jewish Hospital St. Mary’s Healthcare Series 2008 (NR/Aaa)(c)
3,750,000	6.125	02/01/18	4,734,750

			11,935,829

Louisiana – 1.4%
De Soto Parish Louisiana Environmental Improvement RB Refunding for International Paper Co. Project Series 2004 A (AMT) (BBB/Baa3)
675,000	5.000	11/01/18	714,467
De Soto Parish Louisiana Environmental Improvement RB Refunding for International Paper Co. Project Series 2005 A (AMT) (BBB/Baa3)
2,560,000	4.750	03/01/19	2,668,134
East Baton Rouge Parish Louisiana Sales Tax RB for Road and Street Improvement Series 2009 A (ASSURED GTY) (AA-/Aa3)
1,230,000	5.250	08/01/28	1,463,442
Louisiana State Offshore Terminal Authority Deepwater Port RB Refunding for Loop LLC Project Series 2003 C (A-/A3)
1,000,000	5.250	09/01/15	1,025,060
New Orleans Louisiana Aviation Board RB Refunding for Restructuring GARBs Series 2009 A-1 (ASSURED GTY) (AA-/Aa3)
1,350,000	6.000	01/01/23	1,593,297
Tobacco Settlement Financing Corp. RB for Asset-Backed Bonds Series 2001 B (A-/A3)
1,220,000	5.875	05/15/39	1,249,219

			8,713,619

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Maryland – 1.1%
Baltimore Maryland Special Obligation Tax Allocation for Harborview Lot No. 2 Series 2003 (NR/NR)
$1,088,000	6.500%	07/01/31	$ 1,115,331
Frederick County Maryland Special Tax Unrefunded Balance for Lake Linganore Village Community Development Series 2001 A (Radian) (NR/NR)
255,000	5.600	07/01/20	255,202
555,000	5.700	07/01/29	555,255
Maryland State Health & Higher Educational Facilities Authority RB Refunding for Medstar Health Series 2004 (A- /A2)
500,000	5.375	08/15/24	530,110
750,000	5.500	08/15/33	789,015
Maryland State Industrial Development Financing Authority RB Refunding for Synagro-Baltimore Series 2008 A (AMT) (BBB+/NR)
1,025,000	5.375	12/01/14	1,068,439
500,000	5.625	12/01/16	539,240
Maryland State Transportation Authority RB Refunding Series 2007 (AAA/Aa1)
1,500,000	5.000	03/01/19	1,734,480

			6,587,072

Massachusetts – 2.0%
Massachusetts Bay Transportation Authority Assessment RB Series 2004 A (AA+/Aa1)(c)
1,000,000	5.000	07/01/14	1,069,430
Massachusetts Development Finance Agency RB for Harvard University Series 2010 B-2 (AAA/Aaa)
5,000,000	5.250	02/01/34	6,106,000
Massachusetts Educational Financing Authority RB Series 2008 H (AMT) (ASSURED GTY) (AA/Aa3)
1,760,000	6.350	01/01/30	1,938,781
Massachusetts State Health & Educational Facilities Authority RB for Boston Medical Center Project Series 2008 (BBB+/Baa1)
3,000,000	5.750	07/01/31	3,339,330

			12,453,541

Michigan – 0.8%
Michigan Finance Authority Revenue for Rol Railroad II R-14017 (AAA/NR)(a)
2,780,000	10.861	01/01/18	4,736,369

Minnesota – 0.8%
Minneapolis Minnesota Health Care System RB for Fairview Health Services Series 2008 A (A/A3)
1,500,000	6.750	11/15/32	1,814,685
St. Paul Minnesota Housing & Redevelopment Authority RB for Healthpartners Obligated Group Project Series 2006 (A-/A3)
2,900,000	5.250	05/15/36	3,047,523

			4,862,208

Mississippi – 0.2%
Mississippi Development Bank Special Obligation RB for Hinds Community College District Capital Improvement Project Series 2009 (ASSURED GTY) (NR/Aa2)
1,095,000	5.375	10/01/33	1,266,357

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Missouri – 0.9%
Missouri State Development Finance Board Infrastructure Facilities RB for Branson Landing Project Series 2005 A (A/A2)
$270,000	4.750%	06/01/25	$ 285,277
4,125,000	5.000	06/01/35	4,318,132
Missouri State Health & Educational Facilities Authority RB for St. Louis University Series 1998 (AA-/A1)
1,000,000	5.500	10/01/15	1,105,320

			5,708,729

Nevada – 0.6%
Clark County Nevada Industrial Development RB for Southwest Gas Corp. Project Series 2003 C (BBB+/Baa1)(a)
765,000	5.450	03/01/13	770,707
Clark County Nevada School District GO Bonds Refunding Series 1998 (AGM) (AA-/Aa3)
800,000	5.500	06/15/13	818,504
North Las Vegas Local Improvement District No. 60 Special Assessment Refunding for Special Improvement Subseries 2006 B (NR/NR)
605,000	4.850	12/01/15	624,166
1,355,000	5.100	12/01/22	1,372,683

			3,586,060

New Hampshire – 0.4%
New Hampshire Municipal Bond Bank RB Series 2003 (NATL-RE) (AA/NR)(c)
1,000,000	5.250	08/15/13	1,030,710
New Hampshire State Business Finance Authority RB for Waste Management, Inc. Project Series 2002 (AMT) (BBB/NR)
1,250,000	5.200	05/01/27	1,458,488

			2,489,198

New Jersey – 4.9%
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 BB (A+/A1)
360,000	5.000	09/01/34	406,393
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 Z (ASSURED GTY) (AA-/Aa3)
1,000,000	6.000	12/15/34	1,211,980
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2009 AA (A+/A1)
4,000,000	5.500	12/15/29	4,666,320
New Jersey Economic Development Authority Water Facilities RB Refunding for American Water Co., Inc. Project Series 2010 B (AMT) (A/A2)
2,000,000	5.600	11/01/34	2,288,660
New Jersey Health Care Facilities Financing Authority RB for Children’s Specialized Hospital Series 2005 A (BBB/Baa3)
600,000	5.000	07/01/24	620,280
175,000	5.500	07/01/30	181,291
New Jersey Health Care Facilities Financing Authority RB for St. Joseph’s Healthcare System Series 2008 (BBB-/Ba1)
2,500,000	6.625	07/01/38	2,887,250
New Jersey State Higher Education Assistance Authority RB for Student Loan Series 2008 A (AMT) (ASSURED GTY) (AA-/Aa3)
3,000,000	6.125	06/01/30	3,316,380

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New Jersey – (continued)
New Jersey State Housing and Mortgage Finance Agency RB for Single Family Housing Series 2008 AA (AMT) (AA/Aa2)
$575,000	6.150%	10/01/23	$ 628,170
New Jersey State Turnpike Authority RB Refunding Series 2012 B (A+/A3)
1,810,000	5.000	01/01/28	2,129,067
New Jersey State Turnpike Authority RB Series 2009 G (A+/A3)
1,650,000	5.000	01/01/18	1,924,148
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2011 A (ST APPROP) (A+/A1)
5,260,000	5.500	06/15/41	6,073,406
Tobacco Settlement Financing Corp. RB for Capital Appreciation Series 2007 1-C (CCC/NR)(d)
11,250,000	0.000	06/01/41	553,163
Tobacco Settlement Financing Corp. RB Series 2003 (AA+/Aaa)(c)
300,000	6.750	06/01/13	308,028
Tobacco Settlement Financing Corp. RB Series 2007 1-A (B- /B1)
3,015,000	4.625	06/01/26	2,931,183

			30,125,719

New Mexico – 0.6%
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 D (BBB- /Baa3)
2,500,000	5.900	06/01/40	2,795,050
Santa Fe County New Mexico RB for Gross Receipts Series 2008 (AGM) (AA+/Aa3)
1,000,000	5.250	06/01/31	1,131,790

			3,926,840

New York – 4.1%
Erie County New York Industrial Development Agency RB for the City of Buffalo School District Series 2008 A (AGM) (AA-/Aa3)
6,500,000	5.750	05/01/26	7,845,695
4,500,000	5.750	05/01/29	5,261,445
New York City GO Bonds Series 2006 A (AA/Aa2)
400,000	5.000	08/01/18	457,568
New York City Municipal Water Finance Authority Water & Sewer Systems Second General Resolution RB Series 2011 BB (AA+/Aa2)
2,500,000	5.000	06/15/44	2,828,975
New York Mortgage Agency RB for Homeowner Mortgage Series 2003 - 109 (AMT) (NR/Aa1)
900,000	4.800	10/01/23	907,191
New York State Dormitory Authority RB for North Shore University Hospital Series 1998 (NATL-RE) (BBB/A3)
1,500,000	5.500	11/01/14	1,621,170
New York State Dormitory Authority RB for Personal Income Tax Series 2012 B (AAA/NR)
3,500,000	5.000	03/15/42	4,016,390
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2003 A-1 (AA-/Aa3)
2,600,000	5.500	06/01/19	2,653,274

			25,591,708

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
North Carolina – 0.5%
Charlotte North Carolina Water and Sewer System RB Series 2009 B (AAA/Aaa)
$2,000,000	5.000%	07/01/38	$ 2,365,140
North Carolina Eastern Municipal Power Agency Power System RB Series 2008 C (ASSURED GTY) (AA-/Aa3)
500,000	6.000	01/01/19	581,150
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 2003 A (ETM) (NR/NR)(c)
145,000	5.500	01/01/13	145,000
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Unrefunded Series 2003 A (NR/WR)
305,000	5.500	01/01/13	305,000

			3,396,290

Ohio – 0.4%
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/B3)
440,000	5.125	06/01/24	400,690
2,000,000	5.875	06/01/30	1,822,220

			2,222,910

Oklahoma – 0.1%
Oklahoma Development Finance Authority RB for Great Plains Regional Medical Center Project Series 2007 (BBB-/NR)
240,000	5.000	12/01/27	243,744
140,000	5.125	12/01/36	141,292

			385,036

Oregon – 0.7%
Deschutes County Oregon Hospital Facilities Authority RB Refunding for Cascade Healthcare Series 2008 (NR/A2)
1,500,000	8.250	01/01/38	1,925,130
Oregon State GO Bonds Refunding for Oregon University System Series 2012 A (AA+/Aa1)
2,100,000	5.000	08/01/27	2,599,002

			4,524,132

Pennsylvania – 0.9%
Mifflin County Pennsylvania School District GO Bonds Series 2007 (NATL-RE-IBC) (XLCA) (ST AID WITHHLDG) (A/Baa2)
2,000,000	7.500	09/01/26	2,474,800
Montgomery County Pennsylvania Higher Education & Health Authority RB for Catholic Health System East Series 2004 C (A+/A2)(c)
150,000	5.375	11/15/14	163,755
Pennsylvania Economic Development Financing Authority PCRB Refunding for PPL Electric Utilities Corp. Project Series 2008 (A-/A3)
2,500,000	4.000	10/01/23	2,643,125
St. Mary Hospital Authority RB Refunding for Catholic Health East Series 2004 B (A+/A2)(c)
225,000	5.375	11/15/14	245,192

			5,526,872

Puerto Rico – 5.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (BBB-/Ba1)
3,635,000	6.125	07/01/24	3,864,841
2,000,000	6.000	07/01/38	2,004,620
2,500,000	6.000	07/01/44	2,501,125

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 B (BBB/Baa3)
$3,000,000	6.500%	07/01/37	$ 3,156,900
Puerto Rico Commonwealth GO Bonds Refunding Subseries 2003 C-7 (NATL-RE) (BBB/Baa2)
2,000,000	6.000	07/01/27	2,067,860
Puerto Rico Commonwealth Highway & Transportation Authority RB Subseries 2003 (FGIC) (BBB-/Ba1)
900,000	5.250	07/01/18	904,716
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2009 A (A+/A3)
2,650,000	6.000	08/01/42	2,832,002
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 C (A+/A3)
2,500,000	6.000	08/01/39	2,678,700
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation First Subseries 2009 A (A+/A3)(e)
13,000,000	0.000	08/01/32	13,093,600

			33,104,364

South Carolina – 0.9%
City of Columbia Waterworks and Sewer System RB Series 2011 A (AA/Aa1)
2,500,000	5.000	02/01/41	2,891,075
Georgetown County South Carolina Environmental RB for International Paper Co. Project Series 2006 A (AMT) (BBB/Baa3)
2,500,000	5.000	08/01/30	2,501,900

			5,392,975

South Dakota – 0.1%
South Dakota Health & Educational Facilities Authority RB for Avera Health Series 2008 B (A+/A1)
500,000	5.500	07/01/35	549,045
300,000	5.250	07/01/38	323,691

			872,736

Tennessee – 1.3%
Johnson City Tennessee Health & Educational Facilities Board Hospital RB for First Mortgage Mountain States Health Series 2006 A (BBB+/Baa1)
1,775,000	5.500	07/01/36	1,913,113
Knox County Tennessee Health, Educational & Housing Facilities Board RB for University Health System, Inc. Series 2007 (BBB+/NR)
2,700,000	5.250	04/01/36	2,854,035
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Charter Village Apartments Series 2007 (AMT) (FNMA) (NR/NR)(a)
1,000,000	4.850	06/01/25	1,023,850
Sullivan County Tennessee Health, Educational & Housing Facilities Board Hospital RB for Wellmont Health System Project Series 2006 C (BBB+/NR)
2,100,000	5.250	09/01/36	2,231,733

			8,022,731

Texas – 13.5%
Arlington Permanent Improvement GO Bonds Refunding Series 2012 B (AA+/Aa1)
1,185,000	3.000	08/15/19	1,303,571

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)
Dallas County Utility & Reclamation District GO Bonds Refunding RMKT 06/25/08 Series 2005 B (AMBAC) (BBB+/A3)
$2,675,000	5.375%	02/15/29	$ 2,863,400
Dallas-Fort Worth International Airport Joint RB Refunding Series 2012 B (A+/A1)
2,500,000	5.000	11/01/27	2,893,500
Hidalgo County Health Services RB for Mission Hospital, Inc. Project Series 2005 (BBB/Baa2)
700,000	5.000	08/15/19	714,735
Houston Airport System RB Refunding Senior Lien Series 2009 A (AA-/Aa3)
10,000,000	5.500	07/01/34	11,387,400
Houston Utilities System RB Refunding First Lien Series 2004 A (NATL-RE) (AA/Aa2)
1,000,000	5.250	05/15/25	1,060,800
Houston Utilities System RB Refunding First Lien Series 2007 A (BHAC-CR) (AGM) (AA+/Aa1)
10,000,000	5.000	11/15/36	11,518,900
Lower Colorado River Authority RB Prerefunded Series 2008 (NR/A1)(c)
4,460,000	5.750	05/15/15	5,018,570
Lower Colorado River Authority RB Prerefunded Series 2008 (NR/NR)(c)
100,000	5.750	05/15/15	112,524
Lower Colorado River Authority RB Unrefunded Balance Series 2008 (NR/A1)
440,000	5.750	05/15/37	475,350
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project RMKT 07/01/09 Series 2001 A (BBB/Baa2)
1,300,000	6.300	11/01/29	1,517,256
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project Series 1996 (AMT) (NATL-RE) (BBB/Baa2)
2,500,000	5.200	05/01/30	2,700,325
Mesquite Texas Health Facilities Development Corp. RB for Christian Care Retirement Facilities Series 2005 (BBB-/NR)
150,000	5.500	02/15/25	156,654
235,000	5.625	02/15/35	241,491
Mission Economic Development Corp. RB for Waste Management, Inc. Project Series 2008 (AMT) (BBB/NR)(a)
1,000,000	6.000	08/01/13	1,031,710
North Texas Tollway Authority RB Convertible Capital Appreciation Special Project System Series 2011 (AA/NR)(e)
1,000,000	0.000	09/01/43	753,050
North Texas Tollway Authority RB First Tier Series 2009 A (A-/A2)
2,500,000	6.250	01/01/24	2,992,525
1,100,000	6.250	01/01/39	1,256,486
North Texas Tollway Authority RB Special Project System Series 2011 A (AA/NR)
1,000,000	5.500	09/01/41	1,191,870
1,000,000	6.000	09/01/41	1,247,100
North Texas Tollway Authority System RB Refunding for Capital Appreciation First Tier Series 2008 I (A-/A2)(e)
6,000,000	0.000	01/01/43	6,665,460
North Texas Tollway Authority System RB Refunding for First Tier Series 2008 A (A-/A2)
5,000,000	5.750	01/01/40	5,635,500

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)
Pharr-San Juan-Alamo Independent School District Unlimited Tax GO Bonds for Hidalgo School Building Series 2007 (PSF-GTD) (AAA/Aaa)
$1,420,000	5.500%	02/01/27	$ 1,636,394
1,000,000	5.500	02/01/29	1,149,410
1,670,000	5.500	02/01/31	1,915,256
Port of Houston Authority Harris County Unlimited Tax GO Bonds Refunding Series 2008 A (AMT) (AAA/Aaa)
3,000,000	6.125	10/01/33	3,506,460
Round Rock Texas Independent School District Unlimited Tax GO Bonds for School Building Series 2009 (AA/Aaa)
2,730,000	5.250	08/01/34	3,230,600
Schertz Texas GO Bonds Series 2006 (NATL-RE) (AA/Baa2)
1,715,000	5.250	02/01/25	1,880,395
1,900,000	5.250	02/01/27	2,071,361
Tarrant County Cultural Education Facilities Finance Corp. RB for Air Force Village Obligated Group Series 2007 (BBB- /NR)
425,000	5.125	05/15/37	429,688
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2008 D (A-/Baa2)
3,000,000	6.250	12/15/26	3,831,360
Texas Municipal Gas Acquisition & Supply Corp. III RB Series 2012 (BBB/ A3)
575,000	5.000	12/15/32	614,485
Tomball Hospital Authority RB Refunding Series 2005 (NR/Aaa)(c)
900,000	5.000	07/01/15	1,001,115

			84,004,701

U.S. Virgin Islands – 0.3%
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Note Series 2004 A (BBB/Baa2)
1,750,000	5.250	10/01/16	1,858,308

Utah – 0.3%
Utah Housing Corp. Single Family Mortgage RB Series 2008 B-1 Class I (AMT) (AAA/Aaa)
505,000	5.875	07/01/39	530,861
Utah Housing Corp. Single Family Mortgage RB Series 2008 B-1 Class II (AMT) (AA/Aa2)
1,570,000	5.900	07/01/36	1,631,387

			2,162,248

Virginia – 1.1%
Bristol Virginia Utilities System RB Refunding Series 2003 (NATL-RE) (BBB/Baa2)(c)
1,850,000	5.250	07/15/13	1,899,118
Virginia Small Business Financing Authority Senior Lien RB for Elizabeth River Crossings Opco, LLC Project Series 2012 (AMT) (BBB-/NR)
750,000	5.500	01/01/42	809,820
Virginia State Housing Development Authority RB Series 2008 E (GO OF AUTH) (AAA/Aaa)
2,770,000	6.250	07/01/31	3,064,506
Washington County Virginia IDA RB for Mountain States Health Alliance Series 2009 C (BBB+/Baa1)
1,000,000	7.750	07/01/38	1,271,300

			7,044,744

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Washington – 3.6%
Energy Northwest Columbia Generating Station Electric RB Series 2012 D (AA-/Aa1)
$1,460,000	5.000%	07/01/32	$ 1,734,130
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 A (NR/NR)(a)
700,000	13.695	01/01/23	1,208,879
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 B (NR/NR)(a)
730,000	13.701	01/01/24	1,247,563
Skagit County Washington Public Hospital District No. 2 GO Bonds Refunding and Improvement Series 2005 (NATL-RE) (A-/Baa2)
2,000,000	5.000	12/01/30	2,092,920
Tacoma Washington GO Bonds Series 2004 (NATL-RE) (AA/Aa3)
2,000,000	5.000	12/01/30	2,138,620
Tobacco Settlement Authority of Washington RB Asset-Backed Bonds Series 2002 (BBB/Baa1)
3,165,000	6.625	06/01/32	3,239,283
University of Washington RB Refunding Series 2012 A (AA+/Aaa)
2,500,000	5.000	07/01/29	3,025,200
Washington State GO Bonds Series 1992 B & AT-7 (AA+/Aa1)
500,000	6.400	06/01/17	577,955
Washington State Health Care Facilities Authority RB for MultiCare Health System Series 2008 A (ASSURED GTY) (AA-/Aa3)
250,000	6.000	08/15/39	290,447
Washington State Health Care Facilities Authority RB for MultiCare Health System Series 2008 B (ASSURED GTY) (AA-/Aa3)
250,000	6.000	08/15/39	290,447
Washington State Health Care Facilities Authority RB for Swedish Health Services Series 2009 A (AAA/WR)(c)
3,000,000	6.500	11/15/14	3,343,650
Washington State Health Care Facilities Authority RB for Virginia Mason Medical Center Series 2007 B (ACA) (BBB/Baa2)
3,000,000	6.000	08/15/37	3,291,390

			22,480,484

West Virginia – 0.5%
Monongalia County Building Commission RB for Monongalia General Hospital Series 2005 A (A-/NR)
2,000,000	5.250	07/01/25	2,135,060
West Virginia Hospital Finance Authority Hospital RB Refunding and Improvement for West Virginia United Health System Obligated Group Series 2009 C (A+/A2)
1,000,000	5.500	06/01/39	1,091,690

			3,226,750

Wisconsin – 0.4%
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 A (BBB/NR)
375,000	5.125	05/15/29	388,616
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB/NR)
100,000	5.000	05/15/36	102,228

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Wisconsin – (continued)
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Healthcare Series 2006 (A-/Baa1)
$1,750,000	5.250%	08/15/31	$ 1,869,595

			2,360,439

TOTAL STATE-SPECIFIC MUNICIPAL DEBT OBLIGATIONS			$ 612,431,243

Other Municipal Debt Obligation – 0.2%
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 C-3 (AMT) (NR/Ba3)(b)(h)
$2,000,000	5.500%	09/30/15	$ 1,350,560

Short-Term Investment – 0.0%
Illinois – 0.0%
Chicago Illinois GO VRDN Project Series 2003 B-2 RMKT 03/18/09 (A-1/VMIG1)(a)
$35,000	0.130%	01/02/13	$ 35,000

TOTAL INVESTMENTS – 98.8%			$ 613,816,803

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%			7,179,952

NET ASSETS – 100.0%			$ 620,996,755

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Inverse floating rate security. Interest rate disclosed is that which is in effect at December 31, 2012.

(b)	Security with "Put" features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at December 31, 2012.

(c)	Pre-refunded security. Maturity date disclosed is pre- refunding date.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Zero coupon bond until next reset date.

(f)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect at December 31, 2012.

(g)	Security is currently in default.

(h)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,350,560, which represents approximately 0.2% of net assets as of December 31, 2012.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investment Abbreviations:
ACA	— Insured by American Capital Access
AGM	— Insured by Assured Guaranty Municipal Corp.
AGM-CR	— Insured by Assured Guaranty Municipal Corp. Insured Custodial Receipts
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ASSURED GTY	— Insured by Assured Guaranty
BHAC-CR	— Insured by Berkshire Hathaway Assurance Corp. - Insured Custodial Receipts
BNY	— Insured by the Bank of New York Mellon Corp.
CAL MTG INS	— Insured by California Mortgage Insurance
COPS	— Certificates of Participation
CRA	— Community Reinvestment Act
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FNMA	— Federal National Mortgage Association
GARB	— General Airport Revenue Bond
GNMA	— Government National Mortgage Association
GO	— General Obligation
GO OF AUTH	— General Obligation of Authority
GO OF DIST	— General Obligation of District
GO OF INSTN	— General Obligation of Institution
IDA	— Industrial Development Authority
NATL-RE	— Insured by National Public Finance Guarantee Corp.
NATL-RE FGIC	— Insured by National Public Finance Guarantee Corp., which re-insures Financial Guaranty Insurance Co.
NATL-RE- IBC	— Insured by National Public Finance Guarantee Corp. - Insured Bond Certificates
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
Radian	— Insured by Radian Asset Assurance
RB	— Revenue Bond
RITES	— Residual Interest Tax Exempt Securities
RMKT	— Remarketed
ST AID WITHHLDG	— State Aid Withholding
ST APPROP	— State Appropriation
TCRS	— Transferable Custodial Receipts
VRDN	— Variable Rate Demand Notes
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At December 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$553,833,510

Gross unrealized gain	66,695,914
Gross unrealized loss	(6,712,621)

Net unrealized security gain	$59,983,293

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – 94.7%
Alabama – 0.8%
Alabama 21st Century Authority Tobacco Settlement RB Series 2012 A (A/NR)
$2,435,000	5.000%	06/01/17	$ 2,826,572
1,500,000	5.000	06/01/18	1,775,145
Alabama Federal Aid Highway Finance Authority Refunding for Grant Anticipation Bonds Series 2011 (AA/Aa3)
11,400,000	4.000	03/01/17	12,749,874
Alabama State GO Bonds Series 2007 A (AGM) (AA/Aa1)
5,000,000	5.000	08/01/17	5,894,600
Courtland Industrial Development Board RB Refunding for International Paper Co. Project Series 2003 A (BBB/Baa3)
1,415,000	5.000	11/01/13	1,462,077
Infirmary Health System Special Care Facilities Financing Authority of Mobile RB for Infirmary Health System, Inc. Series 2010 A (A-/NR)
1,000,000	5.000	02/01/13	1,002,610
Tuscaloosa Alabama Public Educational Building Authority RB Refunding Series 2009 B (AA-/NR)
2,345,000	3.000	08/15/13	2,367,840
2,795,000	3.500	08/15/14	2,871,555
3,300,000	4.000	08/15/15	3,474,999
3,850,000	3.000	08/15/16	3,978,090

			38,403,362

Alaska – 0.2%
North Slope Borough Alaska GO Bonds Series 2012 A (AA-/Aa3)
825,000	3.000	06/30/15	871,736
1,465,000	3.000	06/30/16	1,568,869
340,000	4.000	06/30/17	382,752
Northern Tobacco Securitization Corp. RB Asset-Backed Bonds Series 2006 A (BB/Ba1)
6,725,000	4.625	06/01/23	6,716,459

			9,539,816

Arizona – 1.8%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(a)
2,150,000	1.051	01/01/37	1,836,552
Arizona Health Facilities Authority Hospital RB for Phoenix Children’s Hospital Series 2007 A (BBB+/NR)(b)
4,500,000	1.130	02/02/15	4,478,805
Arizona Health Facilities Authority Hospital RB for Phoenix Children’s Hospital Series 2007 C (BBB+/NR)(b)
10,000,000	1.130	02/02/15	9,952,900
Arizona Health Facilities Authority Hospital RB Refunding for Phoenix Children’s Hospital Series 2012 A (BBB+/NR)
1,000,000	2.000	02/01/15	1,017,170
Arizona Transportation Board Refunding for Grant Anticipation Notes Series 2012 (AA/Aa2)
8,195,000	4.000	07/01/15	8,872,398
7,235,000	4.000	07/01/16	8,009,507
Gilbert Arizona Street & Highway User RB Refunding Series 2012 (AA/NR)
3,000,000	5.000	07/01/19	3,591,780

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Arizona – (continued)
Glendale City Senior Lien Water & Sewer RB Refunding Obligations Series 2012 (AA/A1)
$1,000,000	4.000%	07/01/15	$ 1,078,790
1,000,000	4.000	07/01/16	1,103,410
1,500,000	5.000	07/01/17	1,743,525
4,825,000	3.000	07/01/18	5,202,508
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. of New Mexico Palo Verde Project Series 2010 A (BBB-/Baa3)(b)
5,000,000	4.000	06/01/15	5,195,550
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Palo Verde Project Series 2009 A (BBB+/Baa1)(b)
4,500,000	6.000	05/01/14	4,790,385
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Palo Verde Project Series 2009 E (BBB+/Baa1)(b)
1,000,000	6.000	05/01/14	1,064,530
Maricopa County Community College District GO Bonds Series 2009 C (AAA/Aaa)
5,000,000	3.000	07/01/13	5,069,250
Maricopa County Phoenix High School District No. 210 School Improvement GO Bonds Series 2006 C (NATL-RE) (AA/Aa2)
3,800,000	5.000	07/01/17	4,289,554
Navajo County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Project Series 2009 A (BBB/Baa1)(b)
2,000,000	1.250	05/30/14	2,004,720
Navajo County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Project Series 2009 B (BBB+/Baa1)(b)
3,000,000	5.500	06/01/14	3,184,800
Phoenix Arizona GO Bonds Refunding Series 2009 C (AAA/Aa1)
4,000,000	2.500	07/01/13	4,045,400
Scottsdale Arizona GO Bonds for Projects of 1999 and 2000 Series 2004 (AAA/Aaa)
3,900,000	5.000	07/01/14	4,168,359

			80,699,893

Arkansas – 0.4%
Arkansas Development Finance Authority State Park Facilities RB Refunding for Mt. Magazine Project Series 2012 (AGM) (AA-/NR)
1,550,000	2.000	01/01/14	1,569,112
1,985,000	2.000	01/01/15	2,023,648
1,720,000	2.000	01/01/16	1,755,724
2,065,000	2.000	01/01/17	2,106,465
1,885,000	3.000	01/01/18	2,006,451
Springdale Arkansas Sales and Use Tax RB Series 2012 (AA-/NR)
660,000	2.000	11/01/14	676,744
760,000	2.000	11/01/15	786,722
845,000	2.000	11/01/16	876,307
1,915,000	2.000	11/01/17	1,982,025
1,465,000	2.000	11/01/18	1,512,334
1,180,000	2.000	11/01/19	1,206,538

			16,502,070

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – 12.8%
Abag Finance Authority RB for Sharp Health Care Series 2011 A (A+/A2)
$3,000,000	5.000%	08/01/16	$ 3,387,600
Anaheim Redevelopment Agency Tax Allocation Refunding for Merged Redevelopment Project Area Series 2007 A (AGM) (AA-/Aa3)
50,000	5.000	02/01/24	54,062
Bay Area Toll Authority California Toll Building Authority RB for San Francisco Bay Area Series 2006 C-2 (AA/Aa3)(b)
10,000,000	1.450	08/01/17	10,187,300
Benicia Unified School District GO Refunding Bonds Series 1997 A (NATL-RE FGIC) (A+/Aa3)(c)
1,735,000	0.000	08/01/17	1,610,080
1,510,000	0.000	08/01/18	1,358,169
Bonita Canyon Public Facilities Financing Authority Special Tax for Community Facilities District No. 98-1 Series 2012 (NR/NR)
580,000	2.000	09/01/13	583,602
500,000	2.250	09/01/14	505,540
465,000	3.000	09/01/15	477,336
650,000	3.000	09/01/16	667,706
735,000	3.000	09/01/17	753,662
1,000,000	3.250	09/01/18	1,029,720
Buena Park Community Redevelopment Agency Tax Allocation for Consolidated Redevelopment Project Series 2008 A (A/Ba1)
25,000	4.300	09/01/16	26,206
Burbank Public Financing Authority RB Unrefunded for Golden State Series 2003 A (AMBAC) (A/Ba1)
985,000	5.250	12/01/18	1,012,846
230,000	5.250	12/01/19	236,332
California Community College Financing Authority Tax and Revenue Anticipation Notes Series 2012 C (SP-2/NR)
10,000,000	2.500	06/28/13	10,071,800
California Health Facilities Financing Authority RB for Catholic Healthcare West Series 2009 F (A/A3)(b)
2,500,000	5.000	07/01/14	2,645,000
California Health Facilities Financing Authority RB for Children’s Hospital Los Angeles Series 2012 B (BBB+/Baa2)
8,000,000	1.930	07/01/17	8,018,160
California Health Facilities Financing Authority RB Refunding for Lucile Salter Packard Children's Hospital at Stanford Series 2008 B (AA/Aa3)(b)
5,000,000	1.450	03/15/17	5,034,600
California Health Facilities Financing Authority RB Refunding for St. Joseph Health System Series 2009 C (AA-/A1)(b)
5,000,000	5.000	10/16/14	5,337,850
California Infrastructure & Economic Development Bank RB Refunding for The J.Paul Getty Trust Series 2012 B-2 (AAA/Aaa)
14,250,000	0.430	04/01/15	14,270,662
California State Department of Water Resources Power Supply RB Series 2010 M (AA-/Aa3)
10,885,000	5.000	05/01/13	11,055,677
8,000,000	5.000	05/01/14	8,488,000
15,585,000	4.000	05/01/16	17,261,478
California State Economic Recovery GO Bonds Refunding Series 2009 B (A+/Aa3)(b)
40,940,000	5.000	07/01/14	43,579,402

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
California State Economic Recovery GO Bonds Series 2004 A (ETM) (AA+/Aaa)(d)
$255,000	5.250%	07/01/14	$ 273,653
California State Economic Recovery GO Bonds Series 2004 A (ETM) (NATL-RE FGIC) (A+/Aa3)
2,650,000	5.250	07/01/14	2,843,423
California State Economic Recovery GO Bonds Unrefunded Balance Series 2004 A (A+/Aa3)
890,000	5.250	07/01/14	954,961
California State GO Bonds Refunding Series 2005 (A-/A1)
3,000,000	5.000	05/01/14	3,180,930
California State GO Bonds Series 1993 (FGIC-TCRS) (A-/A1)
4,150,000	4.750	09/01/23	4,177,431
California State GO Bonds Series 2004 (A-/A1)
2,000,000	4.125	04/01/13	2,018,900
California State Public Works Board Lease RB for Department of Mental Health Series 2004 A (BBB+/A2)
4,185,000	5.250	06/01/14	4,442,796
California State Public Works Board Lease RB for Various Judicial Council Projects Series 2011 D (BBB+/A2)
11,685,000	2.000	12/01/14	11,976,891
California State Revenue Anticipation Notes Series 2012 A-2 (SP-1+/MIG1)
20,000,000	2.500	06/20/13	20,207,200
California State Various Purpose GO Bonds Refunding Series 2012 (A-/A1)
1,150,000	2.000	09/01/16	1,190,779
2,405,000	5.000	09/01/18	2,887,419
2,055,000	5.000	09/01/19	2,506,196
California State Various Purpose GO Bonds Series 2005 (A-/A1 )
3,850,000	5.000	03/01/13	3,879,183
California State Various Purpose GO Bonds Series 2006 (A-/A1 )
2,500,000	5.000	03/01/14	2,632,750
California State Various Purpose GO Bonds Series 2012 (A-/A1 )
6,000,000	5.000	09/01/19	7,317,360
California Statewide Communities Development Authority RB for California State Proposition 1A Receivables Program Series 2009 (A-/A1)
15,775,000	4.000	06/15/13	16,038,442
41,405,000	5.000	06/15/13	42,281,544
California Statewide Communities Development Authority RB for Kaiser Permanente Series 2009 A (A+/NR)
5,000,000	5.000	04/01/14	5,265,300
Carson Redevelopment Agency Project Area No. 1 Tax Allocation Refunding Series 2001 (NATL-RE) (A-/Baa2)
275,000	5.500	10/01/15	294,902
Cerritos Public Financing Authority Tax Allocation Redevelopment Projects Series 2002 A (AMBAC) (A-/WR)
1,275,000	5.000	11/01/14	1,331,240
Charter Oak Unified School District GO Bonds Anticipation Notes Series 2012 (SP-1+/NR)
4,625,000	5.000	10/01/15	5,108,081
Colton Public Financing Authority Tax Allocation Series 1998 A (NATL-RE) (BBB/Baa2)
275,000	5.000	08/01/18	275,091

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Contra Costa Transportation Authority Sales Tax RB Series 2012 A (AA+/NR)
$11,000,000	0.511%	12/15/15	$ 11,000,000
Corona Redevelopment Agency Tax Allocation Refunding for Merged Downtown Series 2004 A (NATL-RE FGIC) (BBB/WR)
500,000	5.000	09/01/16	532,205
El Monte City School District GO Bonds BANS for Capital Appreciation Series 2010 (SP-1/A2)(c)
13,300,000	0.000	09/01/15	12,578,209
Emeryville Public Financing Authority Redevelopment Series 2001 A (NATL-RE) (BBB/Baa2)
150,000	4.800	09/01/15	150,189
Fairfield-Suisun Unified School District Public Financing Authority Special Tax Refunding Series 2006 A (AMBAC) (A-/Baa2)
250,000	5.000	08/15/14	259,738
Fontana Public Financing Authority Tax Allocation Revenue for North Fontana Redevelopment Project Series 2001 A (AGM) (AA-/Aa3)
750,000	5.500	09/01/13	752,805
Fontana Redevelopment Agency Tax Allocation Refunding for Jurupa Hills Redevelopment Project Series 1999 A (A-/NR)
880,000	5.500	10/01/17	880,889
Fullerton City Public Financing Authority Tax Allocation RB Series 2005 (AMBAC) (A/NR)
325,000	4.500	09/01/14	341,123
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 A-1 (BBB/Baa1)
4,900,000	5.000	06/01/17	5,464,578
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2003 A-1 (AA+/Aaa)(d)
2,000,000	6.750	06/01/13	2,053,100
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2007 A-1 (B/B3)
18,670,000	4.500	06/01/27	17,427,325
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2003 B (AA+/Aaa)(d)
7,000,000	5.500	06/01/13	7,150,150
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2003 B (AMBAC) (AA+/Aaa)(d)
5,000,000	5.000	06/01/13	5,097,050
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (AMBAC) (BBB+/A2)
550,000	5.000	06/01/14	581,323
Irvine City Limited Obligation Improvement Bond Reassessment District No. 12-1 Series 2012 Act 1915 (BBB+/NR)
1,215,000	4.000	09/02/17	1,351,809
1,250,000	4.000	09/02/18	1,399,500
1,900,000	4.000	09/02/19	2,110,786

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Irvine City Limited Obligation Improvement Bond Series 2011 (BBB+/NR)
$225,000	3.000%	09/02/13	$ 228,330
300,000	3.000	09/02/14	309,909
300,000	3.000	09/02/15	309,876
500,000	3.000	09/02/16	516,375
400,000	3.250	09/02/17	413,092
750,000	3.625	09/02/18	774,645
Irvine Public Facilities & Infrastructure Authority Assessment RB Series 2012 A (BBB+/NR)
1,070,000	2.000	09/02/13	1,075,264
635,000	3.000	09/02/15	652,863
1,285,000	3.000	09/02/16	1,322,316
1,325,000	3.000	09/02/17	1,355,131
600,000	3.000	09/02/18	610,008
Lake Elsinore School Financing Authority RB Refunding Series 2012 (NR/NR)
3,435,000	2.000	09/01/13	3,454,064
3,180,000	2.000	09/01/14	3,201,751
1,370,000	2.000	09/01/15	1,372,466
Los Alamitos Unified School District GO Bonds for School Facilities Improvement District No.1 Series 2011 (SP-1+/Aa2)(c)
1,750,000	0.000	09/01/16	1,631,245
Los Angeles California Department of Water and Power System RB Series 2012 C (AA-/Aa3)
1,300,000	3.000	01/01/16	1,383,603
Los Angeles Community Redevelopment Agency Tax Allocation for Hollywood Redevelopment Project Series 1998 C (NATL-RE) (BBB/Baa2)
540,000	5.500	07/01/17	580,349
Los Angeles County Metropolitan Transportation Authority Sales Tax RB Refunding First Tier Senior Series 2011 A (AAA/Aa2)
10,000,000	5.000	07/01/17	11,825,100
Los Angeles County Metropolitan Transportation Authority
Sales Tax RB Refunding Second Senior Tier Series 2009 B (AA+/Aa3)
2,385,000	4.000	07/01/13	2,429,027
Los Angeles County Public Works Financing Authority Lease RB for Multiple Capital Projects II Series 2012 (AA-/A1)
1,500,000	5.000	08/01/18	1,765,695
1,000,000	5.000	08/01/20	1,195,910
Los Angeles County Schools Pooled Financing Program Tax and Revenue Anticipation Notes Series 2012 B-4 (GO OF PARTICIPANTS) (SP-1+/NR)
11,275,000	2.000	01/31/13	11,288,643
Los Angeles Unified School District GO Bonds Refunding Series 2009 A (AA-/Aa2)
3,080,000	3.000	07/01/13	3,122,042
3,735,000	3.000	07/01/14	3,883,280
Los Angeles Unified School District GO Bonds Series 2003 A (NATL-RE) (AA-/Aa2)
2,000,000	5.000	07/01/13	2,046,960
Los Angeles Unified School District GO Bonds Series 2006 F (FGIC) (AA-/Aa2)
1,805,000	5.000	07/01/17	2,059,487

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Metropolitan Water District of Southern California Water RB Refunding Series 2012 B-1 (AAA/Aa1)
$24,640,000	0.480%	05/01/15	$ 24,644,435
Metropolitan Water District of Southern California Water RB Refunding Series 2012 B-2 (AAA/Aa1)
3,940,000	0.480	05/01/15	3,940,709
Milpitas California Redevelopment Agency Tax Allocation for Redevelopment Project Area No. 1 2003 (NATL-RE) (A/Baa2)
1,300,000	5.250	09/01/17	1,330,667
Miramar Ranch North California Special Tax Refunding for Community Facilities District No.1 Series 2012 (A/NR)
1,230,000	3.000	09/01/14	1,272,829
1,000,000	3.000	09/01/16	1,051,000
1,895,000	4.000	09/01/17	2,075,120
3,080,000	4.000	09/01/19	3,413,502
Modesto Irrigation District RB for Electric System Series 2011 A (A+/A2)
1,000,000	5.000	07/01/17	1,158,550
Monterey Peninsula Unified School District GO Bonds Anticipation Notes Series 2012 (NR/MIG1)
4,250,000	2.500	11/01/15	4,428,330
Mountain View California Shoreline Regional Park Community Tax Allocation Series 2011 A (A/NR)
125,000	4.000	08/01/14	129,865
570,000	4.000	08/01/15	602,296
300,000	4.000	08/01/16	320,811
225,000	4.000	08/01/17	242,737
350,000	5.000	08/01/18	398,191
Murrieta Public Financing Authority Special Tax RB Refunding Series 2012 (BBB-/NR)
1,965,000	5.000	09/01/18	2,232,633
1,000,000	5.000	09/01/19	1,141,890
Natomas Unified School District GO Bonds Refunding Series 2012 (AGM) (AA-/Aa3)
590,000	3.000	09/01/14	607,777
620,000	3.000	09/01/15	645,625
890,000	3.000	09/01/16	928,599
Northern California Power Agency Capital Facilities RB Refunding Series 2010 A (A-/A3)
1,790,000	3.000	08/01/13	1,812,948
1,235,000	4.000	08/01/14	1,287,401
1,705,000	3.000	08/01/15	1,768,920
Oakland Redevelopment Agency Senior Tax Allocation Refunding for Central District Redevelopment Series 1992 (AMBAC) (NR/WR)
220,000	5.500	02/01/14	224,965
Oakland Redevelopment Agency Subordinated Tax Allocation for Central District Redevelopment Series 2003 (NATL-RE FGIC) (A-/WR)
300,000	5.500	09/01/18	301,653
Ontario Redevelopment Financing Authority RB for Center City and Cimarron Redevelopment Project No. 1 Series 2002 (NATL-RE) (BBB/Baa2)
500,000	5.250	08/01/14	501,250
Oxnard Community Development Commission Tax Allocation for HERO Project Area Series 2008 (AGM) (AA-/Aa3)
120,000	5.000	09/01/16	134,348

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Palm Desert Financing Authority RB Tax Allocation for Project Area No. 1 As Amended Series 2006 A (NATL-RE) (A-/Baa2)
$700,000	5.250%	04/01/20	$ 746,487
Palm Desert Financing Authority RB Tax Allocation for Project Area No. 1 As Amended Series 2007 A (NATL-RE) (A-/Baa2)
100,000	5.000	04/01/16	109,072
Palm Desert Financing Authority Tax Allocation RB Refunding for Housing Set-Aside Series 2007 (NATL-RE) (NR/Baa2)
100,000	5.000	10/01/20	105,201
Palo Alto Limited Obligation Refunding & Improvement for University Avenue Area Off-Street Parking Assessment District (BBB/NR)
385,000	3.000	09/02/18	396,947
Pinole Redevelopment Agency Tax Allocation for Vista Redevelopment Project 3rd Subordinated Series 2004 A (AMBAC) (A-/WR)
100,000	4.500	08/01/18	100,116
Pittsburgh Redevelopment Agency Tax Allocation for Los Medanos Community Development Project Series 1999 (AMBAC) (BBB+/WR)
240,000	5.600	08/01/14	240,530
Pittsburgh Redevelopment Agency Tax Allocation for Los Medanos Community Development Project Series 2003 A (NATL-RE) (BBB+/Baa2)
500,000	5.000	08/01/16	506,335
Pittsburgh Redevelopment Agency Tax Allocation Refunding for Los Medanos Community Development Project Series 2002 A (NATL-RE) (BBB+/Baa2)
1,000,000	5.250	08/01/13	1,010,420
Port of Oakland RB Refunding Intermediate Lien Series 2007 B (NATL-RE) (A/A3)
400,000	5.000	11/01/15	446,712
Poway Redevelopment Agency Tax Allocation for Paguay Redevelopment Project Series 2003 A (NATL-RE) (A/Baa2)
1,845,000	5.250	06/15/18	1,867,712
Rancho Cucamonga Redevelopment Agency Set Aside Allocation for Rancho Redevelopment Housing Series 2007 A (NATL-RE) (A+/Baa2)
150,000	5.500	09/01/17	163,053
Richmond California Wastewater RB Refunding Series 2006 A (AMBAC) (AA-/A2)
255,000	5.000	08/01/14	270,030
Roseville Finance Authority Special Tax Revenue Refunding Bonds Series 2012 (A/NR)
1,855,000	3.000	09/01/17	1,945,524
Sacramento County Regional Transit District Farebox RB Series 2012 (A-/A2)
500,000	3.000	03/01/14	513,065
1,000,000	3.000	03/01/15	1,042,370
500,000	4.000	03/01/16	541,150
530,000	4.000	03/01/17	581,638
250,000	5.000	03/01/18	289,502
730,000	5.000	03/01/19	858,597
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE FGIC) (AA/Aa3)(a)
23,250,000	0.738	12/01/35	19,709,955

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Salida Area Public Facilities Financing Agency Community Facilities District No. 1988-1 Special Tax Bonds Series 2011 (AGM) (AA-/NR)
$445,000	3.000%	09/01/13	$ 450,496
465,000	3.000	09/01/14	474,375
715,000	3.000	09/01/15	729,121
1,470,000	3.000	09/01/16	1,506,397
1,515,000	3.000	09/01/17	1,542,058
1,310,000	3.000	09/01/18	1,322,222
San Diego Public Facilities Financing Authority RB Refunding Series 2009 B (A+/Aa3)
1,000,000	5.000	05/15/13	1,017,300
San Diego Redevelopment Agency Tax Allocation for Centre City Redevelopment Series 2006 A (AMBAC) (AA-/Ba1)
655,000	5.000	09/01/13	667,379
1,450,000	5.250	09/01/21	1,568,987
665,000	5.250	09/01/23	714,064
San Diego Redevelopment Agency Tax Allocation for Centre City Series 2004 A (XLCA) (A/Ba1)
115,000	5.250	09/01/15	121,742
150,000	5.250	09/01/16	158,136
300,000	5.000	09/01/17	313,797
San Francisco City & County Airport Commission San Francisco International Airport RB Refunding Second Series 2010 D (AGM) (AA-/Aa3)
4,455,000	5.000	05/01/17	5,190,921
San Francisco City & County GO Bonds for Clean & Safe Neighborhood Parks Series 2012 B (AA/Aa2)
2,750,000	4.000	06/15/19	3,224,458
San Francisco City & County GO Bonds Refunding Series 2011 R1 (AA/Aa2)
22,215,000	5.000	06/15/13	22,691,512
San Francisco City & County Redevelopment Agency Tax Allocation for Mission Bay South Redevelopment Series 2009 D (BBB/NR)
250,000	4.500	08/01/13	252,318
200,000	5.000	08/01/14	206,104
San Francisco City & County Redevelopment Financing Authority Tax Allocation for San Francisco Redevelopment Project Series 2003 B (NATL-RE FGIC) (A/Ba1)
250,000	5.250	08/01/17	254,648
San Francisco City & County Redevelopment Financing Authority Tax Allocation RB Refunding for Redevelopment Project Series 2007 B (NATL-RE) (A/Baa2)
1,150,000	5.000	08/01/14	1,213,480
San Jacinto Redevelopment Agency Tax Allocation for Redevelopment Project Area Series 2005 (XLCA) (A-/NR)
160,000	3.900	08/01/17	164,227
San Luis & Delta-Mendota Water Authority RB for DHCCP Development Projects Series 2009 A (A+/NR)
3,000,000	4.500	03/01/14	3,108,210
San Marcos Public Financing Authority Special Tax RB Refunding Series 2012 (A-/NR)
1,000,000	1.000	09/01/13	1,002,360
1,050,000	1.500	09/01/14	1,052,572
930,000	1.750	09/01/15	928,791
620,000	2.000	09/01/16	615,871
1,260,000	2.250	09/01/17	1,247,312
1,000,000	4.000	09/01/19	1,071,780

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
San Mateo Union High School District GO BANS Series 2012 (SP-1+/NR)(c)
$5,000,000	0.000%	02/15/15	$ 4,965,250
San Mateo Union High School District GO Bond Anticipation Project Series 2011 (SP-1+/NR)(c)
4,500,000	0.000	02/15/15	4,454,640
San Ramon Valley Unified School District GO Bonds Series 1998 A (NATL-RE FGIC) (AA/Aa1)(c)
2,000,000	0.000	07/01/18	1,808,620
Seaside City Redevelopment Agency Tax Allocation RB for Merged Project Area Series 2003 (NATL-RE) (A/Baa2)
100,000	4.250	08/01/13	100,951
Simi Valley Community Development Agency Tax Allocation Refunding for Tapo Canyon and West End Project Series 2003 (NATL-RE FGIC) (A/NR)
600,000	5.250	09/01/18	613,950
Stockton Public Financing Authority Special Assessment Refunding for Districts Subordinated Lien Series 2005 B (NR/NR)
65,000	4.375	09/02/14	65,354
Stockton Unified School District GO Bonds Refunding Series 2012 (A/A2)
500,000	3.000	07/01/13	505,115
1,000,000	3.000	07/01/15	1,040,040
Stockton Unified School District GO Bonds Refunding Series 2012 (AGM) (AA-/Aa3)
400,000	4.000	07/01/17	437,084
1,090,000	5.000	07/01/19	1,272,248
Temecula Public Financing Authority for Wolf Creek Community Facilities District 03-03 Series 2012 Special Tax Refunding Bonds (NR/NR)
780,000	2.000	09/01/13	785,156
585,000	2.000	09/01/14	589,481
830,000	2.000	09/01/15	832,565
825,000	3.000	09/01/16	849,387
600,000	3.000	09/01/17	613,632
Tobacco Securitization Authority of Northern California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2005 A-1 (B+/B3)
1,570,000	4.750	06/01/23	1,513,684
Ukiah Unified School District GO Bonds Series 1997 (NATL-RE FGIC) (A/A1)(c)
2,000,000	0.000	08/01/16	1,907,440
University of California Regents Medical Center Pooled RB Refunding Series 2007 C (NATL-RE) (AA-/Aa2)(a)
3,500,000	0.818	05/15/30	2,945,565

			582,827,739

Colorado – 0.4%
Denver Colorado City & County School District No. 1 Tax Exempt GO Bonds Series 2012 B (ST AID WITHHLDG) (AA-/Aa2)
4,280,000	3.000	12/01/14	4,497,210
2,240,000	4.000	12/01/15	2,462,656
4,030,000	4.000	12/01/16	4,536,813
E-470 Public Highway Authority RB Senior Series 1997 A (NATL-RE) (BBB/Baa2)
4,125,000	5.750	09/01/13	4,246,522

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Colorado – (continued)
Jefferson County Alabama School District No. R-1 GO Bonds Series 2012 (ST AID WITHHLDG) (AA-/Aa2)
$1,405,000	2.000%	12/15/14	$ 1,448,555
1,750,000	3.000	12/15/16	1,900,728
Larimer County School District No. R-1 GO Refunding and Improvement Bonds Series 2012 (ST AID WITHHLDG) (NR/Aa2)
1,000,000	2.000	12/15/17	1,044,690

			20,137,174

Connecticut – 1.5%
Connecticut State GO Bonds for Economic Recovery Series 2009 D (AA/Aa3)
10,000,000	5.000	01/01/13	10,000,000
Connecticut State GO Bonds Refunding Series 2004 B (NATL-RE) (AA/Aa3)
4,325,000	5.000	12/01/13	4,512,099
Connecticut State GO Bonds Refunding Series 2006 E (AA/Aa3)
5,250,000	5.000	12/15/17	6,102,810
Connecticut State Health & Educational Facilities Authority RB for Sacred Heart University Series 2012 H (AGM) (AA-/Aa3)
1,000,000	4.000	07/01/14	1,043,090
1,695,000	4.000	07/01/15	1,793,547
1,830,000	4.000	07/01/16	1,963,078
1,000,000	2.000	07/01/17	996,590
1,260,000	4.000	07/01/18	1,371,951
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2010 A-4 (AAA/Aaa)(b)
19,345,000	5.000	02/12/15	21,118,937
New Haven GO Bonds Refunding Series 2012 A (A-/A1)
4,090,000	5.000	11/01/16	4,641,332
Trumbull GO Bonds Series 2012 (AA/Aa2)
1,070,000	2.000	09/01/14	1,099,521
820,000	2.000	09/01/15	848,905
1,070,000	2.000	09/01/16	1,114,619
University of Connecticut GO Bonds Refunding Series 2011 A (GO OF UNIV) (AA/Aa3)
2,415,000	5.000	02/15/15	2,640,006
4,730,000	4.000	02/15/16	5,196,094
West Haven GO Refunding Bonds Series 2012 (AGM) (AA-/Baa1)
555,000	3.000	08/01/15	567,310
2,000,000	4.000	08/01/17	2,130,680
West Haven GO Refunding Bonds Series 2012 (AGM) (AA-/Aa3)
2,100,000	4.000	08/01/18	2,255,022
West Haven GO Refunding Bonds Series 2012 (BBB/Baa1)
500,000	4.000	08/01/14	517,315

			69,912,906

Delaware – 0.1%
Delaware Municipal Electric Corp. RB Series 2011 (A/A2)
1,215,000	4.000	07/01/15	1,294,862
Sussex County Delaware GO Bonds Refunding Series 2012 A (AA+/Aa1)
865,000	3.000	09/15/17	942,936

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Delaware – (continued)
Sussex County Delaware GO Bonds Refunding Series 2012 B (AA+/Aa1)
$1,435,000	4.000%	09/15/17	$ 1,629,916

			3,867,714

District of Columbia – 0.1%
District of Columbia GO Bonds Series 2004 A (AGM) (AA-/Aa2)(d)
3,000,000	5.000	06/01/15	3,325,830

Florida – 6.7%
Century Parc Community Development District Special Assessment Refunding Series 2012 (A-/NR)
170,000	1.500	11/01/13	170,500
175,000	2.125	11/01/14	176,361
175,000	2.250	11/01/15	176,724
180,000	2.500	11/01/16	182,365
185,000	2.750	11/01/17	188,522
190,000	3.000	11/01/18	193,770
195,000	3.250	11/01/19	200,045
Citizens Property Insurance Corp. Senior Secured RB for High Risk Account Series 2007 A (NATL-RE) (A+/A2)
6,160,000	5.000	03/01/17	7,004,536
Citizens Property Insurance Corp. Senior Secured RB for High Risk Account Series 2011 A-1 (A+/A2)
27,000,000	5.000	06/01/16	30,233,250
Citizens Property Insurance Corp. Senior Secured RB for High-Risk Account Series 2010 A-1 (A+/A2)
2,000,000	5.000	06/01/13	2,037,580
7,500,000	5.000	06/01/14	7,954,425
2,800,000	5.000	06/01/15	3,054,604
Citizens Property Insurance Corp. Senior Secured RB Refunding for High Risk Account Series 2007 A (NATL-RE) (A+/A2)
4,515,000	5.000	03/01/13	4,548,411
CityPlace Community Development District Special Assessment RB Refunding Series 2012 (A/NR)
500,000	5.000	05/01/13	506,715
885,000	5.000	05/01/15	958,464
615,000	5.000	05/01/17	693,781
1,375,000	5.000	05/01/18	1,567,418
1,890,000	5.000	05/01/19	2,168,359
Escambia County Florida Health Facilities Authority Health Care Facilities RB for Baptist Hospital, Inc. Project Series 2010 A (BBB+/Baa1)
1,980,000	5.000	08/15/13	2,029,817
2,240,000	5.000	08/15/14	2,374,512
2,365,000	5.000	08/15/15	2,571,914
Florida Higher Educational Facilities Financing Authority RB for Nova Southeastern University Project Series 2012 A (BBB/Baa2)
100,000	3.000	04/01/14	102,173
150,000	4.000	04/01/15	157,791
825,000	3.000	04/01/17	850,897
500,000	5.000	04/01/18	561,555
500,000	5.000	04/01/19	565,015
Florida Hurricane Catastrophe Fund Finance Corp. RB Series 2008 A (AA-/Aa3)
8,000,000	5.000	07/01/13	8,180,160

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Florida Hurricane Catastrophe Fund Finance Corp. RB Series 2010 A (AA-/Aa3)
$13,305,000	5.000%	07/01/15	$ 14,670,359
Florida State Board of Education GO Bonds for Public Education Capital Outlay Series 2009 F (AAA/Aa1)
3,195,000	3.000	06/01/13	3,231,742
Florida State Board of Education GO Bonds for Public Education Capital Outlay Series 2012 A (AAA/Aa1)
29,420,000	5.000	06/01/15	32,562,644
Florida State Board of Education GO Bonds Refunding for Public Education Capital Outlay Series 2012 A (AAA/Aa1)
18,055,000	5.000	06/01/18	21,689,652
7,280,000	5.000	06/01/19	8,925,935
Florida State Department of Transportation Turnpike RB Refunding Series 2003 B (AMBAC) (AA-/Aa3)
3,650,000	5.000	07/01/17	3,769,537
Florida State Municipal Power Agency RB for St. Lucie Project Series 2009 A (A/A2)
2,845,000	5.000	10/01/13	2,939,852
2,985,000	5.000	10/01/14	3,177,742
Florida State Municipal Power Agency RB for Stanton II Project Series 2009 A (A+/A1)
250,000	4.000	10/01/14	261,185
Florida State Municipal Power Agency RB for Stanton Project Series 2009 A (A+/A1)
415,000	5.000	10/01/13	429,152
890,000	5.000	10/01/14	944,441
Florida State Municipal Power Agency RB for Tri-City Project Series 2009 A (A+/A2)
290,000	3.000	10/01/13	295,379
290,000	3.000	10/01/14	299,527
Halifax Hospital Medical Center RB Refunding & Improvement Series 2006 A (A-/NR)
1,255,000	5.000	06/01/13	1,276,799
855,000	5.000	06/01/14	902,949
Highlands County Florida Health Facilities Authority RB Refunding for Adventist Health System/Sunbelt Obligated Group Series 2009 E (AA-/Aa3)
2,000,000	5.000	11/15/13	2,080,680
1,000,000	5.000	11/15/15	1,120,790
Hillsborough County Aviation Authority RB for Tampa International Airport Series 2009 A (A+/A1)
3,050,000	5.000	10/01/13	3,156,567
Jacksonville Florida Special RB Series 2010 B-1 (AA-/Aa2)
4,415,000	5.000	10/01/14	4,759,856
JEA Florida Electric System RB Refunding Series 2009-3A (AA-/Aa2)
2,275,000	5.000	10/01/13	2,355,535
JEA Florida Electric System RB Refunding Subseries 2009 C (ASSURED GTY) (AA-/Aa3)
2,000,000	5.000	10/01/14	2,113,060
Lake County School Board COPS for Master Lease Program Series 2012 A (A/NR)
855,000	5.000	06/01/14	901,461
Lakeland Hospital RB for Lakeland Regional Health System Series 2011 (NR/A2)
5,020,000	5.000	11/15/16	5,738,061
6,315,000	5.000	11/15/17	7,357,606
6,250,000	5.000	11/15/18	7,282,438

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Manatee County Florida Public Utilities RB Refunding Series 2011 (AA+/Aa2)
$1,180,000	4.000%	10/01/16	$ 1,318,438
Mediterra South Community Development District Capital Improvement RB Refunding Series 2012 (BBB-/NR)
240,000	2.400	05/01/13	240,350
250,000	2.900	05/01/14	251,615
255,000	3.100	05/01/15	257,854
265,000	3.400	05/01/16	269,163
275,000	3.600	05/01/17	280,404
285,000	3.800	05/01/18	291,478
Miami Beach Health Facilities Authority Hospital RB Refunding for Mount Sinai Medical Center Series 2012 (BBB/Baa2)
5,525,000	3.000	11/15/13	5,610,638
1,750,000	4.000	11/15/17	1,898,715
2,220,000	4.000	11/15/18	2,406,835
Miami Special Obligation Non-Ad Valorem RB for Port of Miami Tunnel Project Series 2012 (BBB+/A3)
2,150,000	3.000	03/01/16	2,216,779
2,210,000	4.000	03/01/17	2,360,832
2,300,000	4.000	03/01/18	2,465,945
2,390,000	5.000	03/01/19	2,699,863
2,510,000	5.000	03/01/20	2,844,960
2,635,000	5.000	03/01/21	2,989,276
2,770,000	5.000	03/01/22	3,137,136
Miami Special Obligation Refunding Series 2011 A (AGM) (AA-/Aa3)
830,000	5.000	02/01/17	915,664
Miami-Dade County Special Obligation RB Refunding Series 2012 A (A+/A2)
1,675,000	3.000	10/01/14	1,740,074
500,000	4.000	10/01/15	540,885
Miami-Dade County School Board COPS Series 2011 B (A/A1)(b)
3,000,000	5.000	05/01/16	3,269,820
Miami-Dade County School Board COPS Series 2012 A (A/A1)(b)
7,595,000	5.000	08/01/16	8,349,943
Miami-Dade County Water and Sewer System RB Refunding Series 2008 B (AGM) (AA-/Aa2)
1,500,000	5.000	10/01/13	1,553,100
Orlando Florida Community Redevelopment Agency Tax Increment RB Refunding for Conroy Road District Series 2012 (A-/NR)
255,000	2.000	04/01/13	255,959
300,000	3.000	04/01/14	307,308
580,000	5.000	04/01/15	625,773
1,130,000	4.000	04/01/16	1,211,236
1,180,000	5.000	04/01/17	1,324,774
1,245,000	5.000	04/01/18	1,414,669
Osceola County School Board COPS for Harter Educational Facilities Lease Purchase Agreement Series 2009 A (ASSURED GTY) (AA-/Aa3)
2,495,000	5.000	06/01/14	2,649,440
Palm Beach County School Board COPS Refunding Series 2005 A (AGM) (AA-/Aa3)
2,085,000	5.000	08/01/17	2,309,992

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Palm Beach County School Board COPS Refunding Series 2011 A (AA-/Aa3)(b)
$3,000,000	5.000%	08/01/16	$ 3,406,770
Polk County Florida RB Refunding for Capital Improvement Series 2010 (AA/A1)
1,000,000	3.000	12/01/15	1,035,860
Port St. Lucie Florida Utility System RB Series 2003 (NATL-RE) (BBB/Baa2)(c)(d)
3,650,000	0.000	09/01/13	1,266,075
Sarasota County School Board COPS for Master Lease Program Series 2010 B (AA-/Aa2)
1,000,000	3.000	07/01/13	1,012,710
1,400,000	3.000	07/01/14	1,450,666
1,400,000	3.000	07/01/15	1,485,484
South Florida Water Management District Leasing Corp. COPS Series 2006 (AMBAC) (AA/Aa3)
12,375,000	5.000	10/01/17	14,022,236
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2012 (BBB-/NR)
280,000	2.250	05/01/13	280,283
290,000	3.000	05/01/14	292,706
295,000	3.250	05/01/15	299,425
305,000	3.500	05/01/16	311,432
320,000	3.750	05/01/17	329,920
330,000	4.000	05/01/18	343,969
345,000	4.125	05/01/19	360,515
375,000	4.375	05/01/21	392,156
390,000	4.500	05/01/22	408,751
Tampa Bay Water Utility System RB Refunding for Regulation of Water Supply Authority Series 2004 (NATL-RE FGIC) (AA+/Aa2)
5,145,000	5.000	10/01/13	5,327,133
Tampa Tax Allocation RB Refunding Cigarette - H. Lee Moffitt Cancer Center Series 2012 A (A+/A1)
400,000	3.000	09/01/15	418,884
560,000	3.000	09/01/16	590,403
425,000	4.000	09/01/17	467,589
Trails at Monterey Community Development District Special Assessment Refunding Series 2012 (A-/NR)
95,000	1.750	05/01/13	95,103
95,000	2.125	05/01/14	95,388
100,000	2.250	05/01/15	100,541
105,000	2.500	05/01/16	105,801
105,000	2.750	05/01/17	106,283
110,000	3.000	05/01/18	111,351
110,000	3.250	05/01/19	111,889
115,000	3.500	05/01/20	116,857
115,000	3.750	05/01/21	116,891
125,000	3.875	05/01/22	127,201
125,000	4.000	05/01/23	127,758
135,000	4.125	05/01/24	138,093
140,000	4.150	05/01/25	143,149
145,000	4.250	05/01/26	148,815

			304,809,618

Georgia – 2.6%
Burke County Development Authority Pollution Control RB for Georgia Transmission Corporation Vogtle Project Series 2012 (AA-/A2)(b)
6,000,000	1.250	05/01/15	6,051,540

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Georgia – (continued)
Carroll City-County Hospital Authority Revenue Anticipation Certificates for Tanner Medical Center, Inc. Project Series 2010 (CNTY GTD) (AA-/Aa2)
$1,530,000	4.000%	07/01/16	$ 1,673,866
Chatham County Hospital Authority RB for Hospital Improvement Memorial Health University Series 2004 A (NR/WR)(d)
1,400,000	5.500	01/01/14	1,470,742
Clayton County & Clayton County Water Authority Water and Sewerage RB Refunding Series 2009 (AA+/NR)
1,000,000	4.000	05/01/13	1,012,440
Cobb County Kennestone Hospital Authority RB Refunding Anticipation Certificates Series 2012 (AA-/Aa3)
825,000	3.000	04/01/15	866,366
1,045,000	4.000	04/01/16	1,145,090
790,000	4.000	04/01/17	879,815
Cobb County Water and Sewer Improvement RB Series 2009 (AAA/Aaa)
1,025,000	5.000	07/01/13	1,049,272
1,000,000	4.500	07/01/14	1,062,620
Cobb County-Marietta Water Authority RB Series 2009 (AAA/Aaa)
1,500,000	5.000	11/01/13	1,559,310
2,850,000	5.000	11/01/14	3,093,048
DeKalb County Water and Sewerage RB Second Resolution Series 2011 A (A+/Aa3)
200,000	2.000	10/01/14	204,352
1,500,000	5.000	10/01/16	1,712,655
Douglas County School District GO Bonds Refunding Series 2012 (ST AID WITHHLDG) (AA+/Aa2)
2,985,000	4.000	04/01/17	3,351,976
East Point Building Authority RB for Water and Sewer Project Series 2006 A (XLCA) (NR/WR)
750,000	5.000	02/01/13	751,710
Fulton County Development Authority RB Refunding for Spelman College Series 2012 (NR/A1)
1,010,000	4.000	06/01/18	1,116,323
Gainesville Georgia School District GO Bonds Series 2011 (ST AID WITHHLDG) (AA+/NR)
2,595,000	3.000	12/01/14	2,685,851
2,500,000	4.000	12/01/15	2,689,775
Georgia State GO Bonds Refunding Series 2005 B (AAA/Aaa)
7,950,000	5.000	07/01/17	8,815,914
Georgia State GO Bonds Refunding Series 2009 E (AAA/Aaa)
2,220,000	4.000	07/01/13	2,261,647
Georgia State GO Bonds Refunding Series 2011 E-2 (AAA/Aaa)
9,325,000	4.000	09/01/16	10,463,303
11,495,000	4.000	09/01/17	13,173,615
Gwinnett County School District Sales Tax GO Bonds Series 2012 A (AAA/Aaa)
15,765,000	4.500	10/01/17	18,361,653
Henry County School District GO Bonds Series 2012 (ST AID WITHHLDG) (AA+/Aa2)
4,000,000	2.000	12/01/15	4,140,040
Jackson County School District GO Bonds Refunding Series 2012 (AA+/Aa2)
3,030,000	5.000	03/01/17	3,519,709
4,215,000	5.000	03/01/18	5,032,415

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Georgia – (continued)
Marietta Georgia GO Bonds Refunding Series 2009 A (AA+/Aa2)
$1,000,000	2.500%	02/01/13	$ 1,001,740
1,000,000	5.000	02/01/14	1,050,630
Municipal Electric Authority RB Subseries 2010 B (NR/WR)
2,355,000	3.000	01/01/13	2,355,000
Municipal Electric Authority RB Subseries 2010 B (A/A2)
1,685,000	3.000	01/01/14	1,725,608
Public Gas Partners, Inc. RB Series 2009 A (A+/A3)
6,130,000	5.000	10/01/15	6,780,822
Richmond County Board of Education GO Bonds for Sales Tax Series 2012 (AA+/Aa1)
2,500,000	5.000	10/01/16	2,890,275
2,000,000	3.000	10/01/17	2,169,280
Thomas County School District Sales Tax GO Bonds Series 2012 (ST AID WITHHLDG) (AA+/NR)
2,655,000	4.000	03/01/17	2,964,785

			119,083,187

Guam – 0.0%
Guam Government Limited Obligation RB for Section 30 Series 2009 A (BBB+/NR)
1,000,000	5.000	12/01/13	1,028,500

Hawaii – 0.3%
Hawaii State GO Bonds Refunding Series 2003 DT (AA/Aa2)
4,000,000	4.000	11/01/14	4,258,520
Hawaii State GO Bonds Series 2003 DA (NATL-RE) (AA/Aa2)(d)
3,745,000	5.250	09/01/13	3,868,323
Hawaii State Highway RB Series 2011 A (AA+/Aa2)
750,000	3.000	01/01/14	769,583
Honolulu City and County GO Bonds Series 2004 B (NATL-RE) (AA+/Aa1)(d)
3,600,000	5.000	07/01/14	3,849,948
Honolulu City and County Wastewater System RB Series 2012 A (AA/Aa2)
1,885,000	2.000	07/01/19	1,964,490

			14,710,864

Idaho – 0.3%
Boise City Independent School District GO Bonds Refunding Series 2012 B (AA/Aa1)
1,000,000	3.000	08/01/17	1,092,970
2,085,000	4.000	08/01/18	2,415,973
6,135,000	4.000	08/01/19	7,188,257
Kootenai County School District No. 271 GO Bonds Series 2012 A (SCH BD GTY) (NR/Aa1)
1,960,000	2.000	09/15/16	2,050,630

			12,747,830

Illinois – 7.2%
Chicago Illinois Board of Education GO Bonds Refunding Capital Appreciation for School Reform Series 1999 A (NATL-RE FGIC) (A+/A2)(c)
2,500,000	0.000	12/01/15	2,400,600
Chicago Illinois GO Bonds for City Colleges of Chicago Capital Improvement Project Series 1999 (NATL-RE FGIC) (A+/Aa3)(c)
2,000,000	0.000	01/01/14	1,978,760

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Illinois – (continued)
Chicago Illinois GO Bonds Refunding Series 2005 A (AGM) (AA-/Aa3)
$5,000,000	5.000%	01/01/15	$ 5,404,800
Chicago Illinois Midway Airport Second Lien RB Series 2010 B (A-/A3)(b)
3,750,000	5.000	01/01/15	4,030,387
Chicago Illinois O’Hare International Airport RB Series 2008 A (AGM) (AA-/Aa3)
6,275,000	5.000	01/01/15	6,810,383
Chicago Illinois Public Building Commission RB Refunding Series 2006 (AMBAC) (A/A1)
1,000,000	5.000	03/01/15	1,077,140
Chicago Illinois Tax Allocation Junior Lien for Near South Redevelopment Project Series 2001 A (ACA) (NR/NR)
1,525,000	6.250	11/15/13	1,529,743
Chicago Illinois Transit Authority RB Series 2008 (ASSURED GTY) (AA-/Aa2)
2,845,000	5.000	06/01/14	3,011,973
Chicago Illinois Water RB Refunding Second Lien Project Series 2012 (AA-/Aa3)
500,000	4.000	11/01/16	555,155
400,000	5.000	11/01/19	486,148
1,000,000	5.000	11/01/20	1,228,470
Cook County Illinois GO Refunding Bonds Series 2012 C (AA/Aa3)
1,500,000	5.000	11/15/19	1,802,160
1,000,000	4.000	11/15/20	1,137,050
Glenview GO Refunding Bonds Series 2012 B (NR/Aaa)
1,245,000	4.000	12/01/16	1,401,571
1,295,000	4.000	12/01/17	1,480,625
1,365,000	4.000	12/01/18	1,587,441
Glenview GO Refunding Bonds Series 2012 C (NR/Aaa)
1,365,000	2.000	12/01/14	1,407,274
1,440,000	2.000	12/01/15	1,497,614
1,650,000	3.000	12/01/17	1,805,183
1,185,000	3.000	12/01/18	1,308,441
Illinois Educational Facilities Authority RB for University of Chicago RMKT 07/01/09 Series 1998 (AA/Aa1)(b)
3,000,000	3.375	02/03/14	3,087,090
Illinois Educational Facilities Authority RB for University of Chicago Series 2001 B-2 (AA/Aa1)(b)
2,000,000	1.875	02/12/15	2,042,680
Illinois Finance Authority Gas Supply RB Refunding for The Peoples Gas Light and Coke Co. Project Series 2010 (A-/A1)(b)
2,250,000	2.125	07/01/14	2,287,057
Illinois Finance Authority RB for Art Institute of Chicago Series 2010 B (A+/A1)(d)
5,250,000	4.000	07/01/13	5,345,602
Illinois Finance Authority RB Refunding for Advocate Health Care Network Series 2010 D (AA/Aa2)
5,110,000	3.000	04/01/13	5,141,784
Illinois Finance Authority RB Refunding for Resurrection Health Care Corp. Series 2009 (BBB+/Baa1)
1,750,000	5.000	05/15/13	1,774,955
5,000,000	5.000	05/15/14	5,242,950
4,400,000	5.250	05/15/15	4,750,724

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Illinois – (continued)
Illinois Finance Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2007 (BBB/NR)(b)
$4,000,000	0.550%	04/01/13	$ 4,000,000
Illinois Health Facilities Authority RB for Advocate Health Care Network Series 2003 A (AA/Aa2)(b)
1,480,000	4.375	07/01/14	1,558,070
Illinois State Build Illinois Sales Tax RB Junior Obligation Series 2010 (AAA/NR)
5,050,000	5.000	06/15/14	5,370,423
Illinois State Build Illinois Sales Tax RB Series 2011 (AAA/NR)
2,375,000	4.000	06/15/17	2,683,061
Illinois State GO Bonds First Series 2001 (AGM) (AA-/Aa3)
1,900,000	5.500	05/01/15	2,087,207
Illinois State GO Bonds Refunding Series 2006 (A/A2)
7,750,000	5.000	01/01/15	8,332,645
Illinois State GO Bonds Refunding Series 2009 A (A/A2)
16,000,000	4.000	09/01/20	17,084,160
Illinois State GO Bonds Refunding Series 2010 (A/A2)
5,020,000	5.000	01/01/17	5,687,861
11,800,000	5.000	01/01/18	13,534,128
15,890,000	5.000	01/01/20	18,182,609
Illinois State GO Bonds Refunding Series 2010 (AGM) (AA-/Aa3)
6,725,000	5.000	01/01/15	7,233,343
Illinois State GO Bonds Refunding Series 2012 (A/A2)
16,375,000	3.000	08/01/13	16,611,619
6,250,000	5.000	08/01/16	7,020,187
7,025,000	5.000	08/01/19	8,120,479
Illinois State GO Bonds Series 2002 (NATL-RE) (A/A2)
2,710,000	5.500	08/01/15	3,002,382
Illinois State GO Bonds Series 2003 (NATL-RE) (A/A2)(d)
8,200,000	5.000	06/01/13	8,359,162
Illinois State GO Bonds Series 2003 A (A/A2)
7,525,000	5.000	10/01/16	7,769,563
Illinois State GO Bonds Series 2003 A (NR/NR)(d)
4,235,000	5.000	10/01/13	4,382,674
Illinois State GO Bonds Series 2007 B (A/A2)
4,000,000	4.250	01/01/14	4,126,360
Illinois State GO Bonds Series 2012 (A/A2)
6,000,000	4.000	03/01/15	6,358,140
Illinois State GO Bonds Series 2012 A (A/A2)
2,000,000	4.000	01/01/14	2,058,260
Illinois Unemployment Insurance Fund Building Receipts RB Series 2012 A (AA/NR)
6,500,000	5.000	06/15/16	7,435,935
Illinois Unemployment Insurance Fund Building Receipts RB Series 2012 B (AA/NR)
7,500,000	5.000	12/15/17	8,664,525
McHenry and Lake County Community High School No. 156 GO Bonds Refunding Series 2013 (NR/Aa2)(g)
2,245,000	3.000	02/01/17	2,400,601
2,690,000	3.000	02/01/18	2,904,232
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 1994 (NATL-RE) (AAA/A3)(c)
3,000,000	0.000	06/15/15	2,865,720
Quad Cities Regional Economic Development Authority RB for Augustana College Series 2012 (NR/Baa1)
840,000	3.000	10/01/17	865,872

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Illinois – (continued)
Railsplitter Tobacco Settlement Authority Tobacco Settlement RB Series 2010 (A/NR)
$5,110,000	4.000%	06/01/13	$ 5,179,649
5,030,000	5.000	06/01/15	5,457,299
11,350,000	4.125	06/01/16	12,320,425
4,000,000	5.000	06/01/16	4,457,760
10,000,000	5.000	06/01/17	11,386,600
Regional Transportation Authority Illinois Refunding Series 2011 A (AGM) (GO OF AUTH) (AA/Aa3)
5,000,000	4.000	06/01/13	5,075,000
13,420,000	5.000	06/01/16	15,219,085
13,545,000	5.000	06/01/17	15,672,649

			325,081,445

Indiana – 1.0%
Anderson School Building Corp. RB for First Mortgage Series 2003 (AMBAC) (AA+/WR)(d)
1,750,000	5.000	07/15/13	1,794,135
Delaware County Indiana Hospital Authority RB Refunding for Ball Memorial Hospital, Inc. Obligated Group Series 2009 A (NR/Baa2)
2,545,000	5.000	08/01/13	2,607,684
1,085,000	5.500	08/01/17	1,273,041
4,535,000	5.625	08/01/18	5,477,872
Duneland School Building Corp. RB Refunding for First Mortgage Series 2009 (ST AID WITHHLDG) (AA+/NR)
1,070,000	4.000	02/01/13	1,072,878
Indiana Bond Bank RB for State Revenue Refunding Funding Program Series 2004 B (AAA/NR)
4,000,000	5.000	02/01/13	4,014,240
Indiana Finance Authority Hospital RB for Indiana University Health Obligated Group Series 2012 A (A/A2)
520,000	5.000	05/01/17	591,484
855,000	5.000	05/01/20	996,614
Indiana Finance Authority Hospital RB for University Health Obligated Group Series 2011 N (A+/A1)
2,365,000	3.000	03/01/14	2,424,291
2,000,000	4.000	03/01/15	2,121,140
Indiana Health Facility Financing Authority RB for Ascension Health Credit Group Series 2001 A-2 (AA+/Aa1)(b)
4,575,000	1.600	02/01/17	4,664,075
Indiana Health Facility Financing Authority RB for Ascension Health RB Series 2005 A-3 (AA/Aa2)(b)
2,500,000	1.700	09/01/14	2,551,150
Indiana Health Facility Financing Authority RB for Ascension Health RMKT 05/01/09 Series 2009 A (AA/NR)(b)
1,500,000	5.000	08/01/13	1,539,420
Indiana Health Facility Financing Authority RB for Ascension Health Subordinate Credit Group Residual I Series 2010-3224 (AA/NR)(e)
850,000	24.538	11/01/27	1,604,961
Indiana Health Facility Financing Authority RB for Ascension Health Subordinate Credit Group Series 2011 (AA+/Aa1)(b)
2,950,000	1.500	08/01/14	2,994,073
Indiana State Finance Authority RB for Community Foundation of Northwest Indiana Obligated Group Series 2012 (A-/NR)
800,000	5.000	03/01/18	921,288
500,000	5.000	03/01/19	582,085
650,000	5.000	03/01/20	757,276

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Indiana – (continued)
Indianapolis Thermal Energy System First Lien RB Refunding Series 2010 B (AGM) (AA-/Aa3)
$3,905,000	5.000%	10/01/15	$ 4,280,622
Jasper County PCRB Refunding for Northern Indiana Public Service Co. Project RMKT 08/25/08 Series 1994 B (NATL-RE) (NR/Baa2)
2,500,000	5.200	06/01/13	2,541,925
Rockport Indiana PCRB Refunding for Michigan Power Co. Project Series 2009 B (BBB/Baa2)(b)
2,500,000	6.250	06/02/14	2,670,250

			47,480,504

Iowa – 0.1%
Iowa Finance Authority Health Facilities RB for Mercy Medical Center Projects Series 2012 (A+/A2)
435,000	4.000	08/15/14	456,915
400,000	4.000	08/15/15	431,420
440,000	4.000	08/15/16	483,767
1,400,000	4.000	08/15/17	1,557,430
State University of Iowa Athletic Facilities RB Series 2010 S.U.I. (AA-/Aa2)
450,000	2.500	07/01/15	467,703
State University of Iowa RB Refunding for University’s Utility System Series 2009 S.U.I. (NR/Aa1)
1,185,000	3.000	11/01/13	1,211,236

			4,608,471

Kansas – 1.7%
Kansas Department of Transportation Highway RB Refunding Series 2012 A-2 (AAA/Aa1)(a)
10,000,000	0.360	09/01/14	10,014,000
Kansas Department of Transportation Highway RB Refunding Series 2012 A-3 (AAA/Aa1)(a)
9,000,000	0.430	09/01/15	9,009,450
Kansas Development Finance Authority Hospital RB for Adventist Health System Series 2009 (AA-/Aa3)
2,390,000	4.000	11/15/13	2,465,381
Kansas Development Finance Authority Hospital RB for Adventist Health System/Sunbelt Obligated Group Series 2009 D (AA-/Aa3)
200,000	5.000	11/15/13	208,086
225,000	5.000	11/15/14	241,229
Kansas Development Finance Authority RB for Public Water Supply Revolving Loan Fund Series 2004 (AAA/Aaa)
4,455,000	5.000	04/01/13	4,507,168
Kansas Development Finance Authority RB for University of Kansas Housing System Project Series 2010 A (AA/Aa1)
1,000,000	3.000	11/01/14	1,046,480
Olathe Health Facilities RB for Medical Center Series 2012 B (A+/NR)(b)
3,000,000	2.000	03/01/17	3,003,630
Overland Park City Kansas GO Bonds for Internal Improvement Series 2006 A (AAA/Aaa)
2,065,000	4.250	09/01/13	2,120,136
Wichita GO Bonds Temporary Notes Renewal and Improvement Series 248 (SP-1+/MIG1)
15,000,000	0.300	08/15/13	15,001,050

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Kansas – (continued)
Wichita GO Refunding Bonds Series 2012 A (AA+/Aa1)
$2,465,000	3.000%	09/01/16	$ 2,670,334
2,550,000	4.000	09/01/17	2,913,579
2,640,000	3.000	09/01/18	2,928,209
2,585,000	4.000	09/01/19	3,041,382
Wichita GO Sales Tax Bonds Series 2012 D (AA+/Aa1)
1,015,000	3.000	10/01/15	1,083,147
1,035,000	3.000	10/01/16	1,123,151
1,075,000	3.000	10/01/17	1,180,608
1,130,000	3.000	10/01/19	1,258,232
Wichita GO Sales Tax Refunding Bonds Series 2012 E (AA+/Aa1)
2,950,000	4.000	10/01/19	3,474,982
Wyandotte County/Kansas City Unified Government RB for Utility System Improvement Series 2011 A (A+/NR)
2,340,000	3.500	09/01/16	2,547,839
Wyandotte County/Kansas City Unified Government RB Refunding Sales Tax Special Obligation for Redevelopment Project Area B Sub Lien Series 2012 (AA-/NR)
1,300,000	3.000	12/01/14	1,360,125
2,000,000	4.000	12/01/15	2,186,040
1,400,000	5.000	12/01/16	1,614,690

			74,998,928

Kentucky – 1.3%
Kentucky Economic Development Finance Authority RB Residuals Series 2009-3125 (AA-/NR)(e)
940,000	15.035	05/01/39	1,206,904
Kentucky State Property and Buildings Refunding Series 2011 A (A+/Aa3)
1,325,000	5.000	08/01/16	1,512,673
5,000,000	4.000	08/01/17	5,626,150
Louisville/Jefferson County Metro Government Environmental Facilities RB Refunding for Louisville Gas and Electric Comp. Project Series 2007 A (A-/A2)
10,000,000	1.150	06/01/17	9,910,400
Louisville/Jefferson County Metro Government GO Bonds Refunding Series 2010 D (AA+/Aa1)
2,875,000	3.000	10/01/14	2,989,253
Louisville/Jefferson County Metro Government RB Refunding Series 2012 A (SP-1+/MIG1)
31,285,000	2.000	12/04/13	31,732,688
Louisville/Jefferson County PCRB for Louisville Gas & Electric Company Project Series 2003 A (A-/A2)(b)
5,000,000	1.650	04/03/17	5,054,450
Western Kentucky University RB for General Recipients Series 2009 (ASSURED GTY) (AA-/Aa3)
1,080,000	3.000	09/01/13	1,095,422

			59,127,940

Louisiana – 1.8%
Baton Rouge Louisiana Public Improvement Sales Tax RB Refunding Series 2010 B (AA+/Aa2)
450,000	3.000	08/01/14	463,954
500,000	3.000	08/01/15	523,140
East Baton Rouge Parish Louisiana RB Refunding for Public Improvement Series 2004 ST (AMBAC) (AA/WR)(d)
4,405,000	5.000	02/01/14	4,668,947

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Louisiana – (continued)
Ernest N. Morial New Orleans Exhibition Hall Authority Special Tax Refunding Bonds Series 2012 (A+/A2)
$400,000	2.000%	07/15/14	$ 407,840
270,000	3.000	07/15/14	279,396
400,000	2.000	07/15/15	411,084
585,000	3.000	07/15/15	615,818
350,000	2.000	07/15/16	359,772
1,830,000	3.000	07/15/16	1,944,192
375,000	2.000	07/15/17	383,846
1,200,000	4.000	07/15/17	1,333,152
680,000	2.000	07/15/18	692,893
1,040,000	4.000	07/15/18	1,169,261
1,000,000	5.000	07/15/19	1,192,930
Greater New Orleans Expressway Commission RB Refunding Series 2009 (ASSURED GTY) (AA-/Aa3)
100,000	2.750	11/01/13	101,367
205,000	2.750	11/01/14	209,557
Jefferson Parish Sales Tax RB Refunding School Series 2012 (AA/NR)
1,570,000	3.000	02/01/16	1,672,239
1,015,000	3.000	02/01/17	1,090,800
1,565,000	3.000	02/01/18	1,694,441
Louisiana Citizens Property Insurance Corp. RB Series 2006 B (AMBAC) (A-/NR)
2,955,000	5.000	06/01/16	3,309,925
Louisiana Local Government Environmental Facilities & Community Development Authority RB for BRCC Facilities Corp. Project Series 2011 (AGM) (AA-/Aa3)
1,250,000	3.000	12/01/16	1,328,250
Louisiana Local Government Environmental Facilities & Community Development Authority RB for Jefferson Parish Series 2009 A (AA-/Aa2)
370,000	3.000	04/01/13	371,850
Louisiana Local Government Environmental Facilities & Community Development Authority RB for LCTCS Facilities Corp. Project Series 2011 (AA-/A1)(c)
1,500,000	0.000	10/01/15	1,452,390
Louisiana Local Government Environmental Facilities & Community Development Authority RB for Parish of East Baton Rouge Road Improvements Project Series 2012 (AA/Aa3)
1,315,000	3.000	08/01/15	1,385,471
Louisiana Public Facilities Authority RB for Hurricane Recovery Program Series 2007 (AGC-ICC) (AA-/Aa3)
8,250,000	5.000	06/01/20	9,134,730
Louisiana State Gasoline and Fuels Tax RB Second Lien RMKT 06/01/10 Series 2010 A-1 (NR/Aa2)(b)
5,000,000	0.880	06/01/13	5,003,200
Louisiana State Offshore Terminal Authority Deepwater Port RB for LOOP LLC Project Series 2007 B-1A1 (A-/NR)(b)
3,000,000	1.375	10/01/16	3,016,950
Louisiana State Offshore Terminal Authority Deepwater Port RB for LOOP LLC Project Series 2010 B-1 (A-/NR)(b)
4,750,000	1.875	10/01/13	4,785,910
Louisiana State Offshore Terminal Authority Deepwater Port RB for LOOP LLC Project Series 2010 B-2 (A-/NR)(b)
4,845,000	2.100	10/01/14	4,920,727
Morehouse Parish Louisiana PCRB Refunding for International Paper Co. Project Series 2001 A (BBB/Baa3)
3,520,000	5.250	11/15/13	3,650,170

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Louisiana – (continued)
New Orleans Audubon Commission for Aquarium Tax Bonds Series 2011 (A/NR)
$500,000	5.000%	10/01/16	$ 553,230
2,825,000	5.000	10/01/17	3,176,515
New Orleans GO Bonds Refunding Series 2012 (BBB/A3)
1,295,000	3.000	12/01/14	1,344,327
1,805,000	4.000	12/01/15	1,946,855
4,145,000	4.000	12/01/16	4,525,345
4,030,000	4.000	12/01/17	4,440,697
New Orleans Regional Transit Authority Sales Tax RB Series 2010 (AGM) (AA-/Aa3)
500,000	4.000	12/01/15	541,985
610,000	4.000	12/01/16	674,032
St. Tammany Parish Hospital Service District No. 1 RB Refunding Project Series 2011 (A-/NR)
1,190,000	2.000	07/01/13	1,198,925
1,390,000	2.000	07/01/14	1,408,042
1,800,000	2.300	07/01/15	1,833,318
Terrebonne Parish Louisiana Hospital Service District No. 1 RB Refunding for Terrebonne General Medical Center Project Series 2010 (A/A2)
500,000	4.000	04/01/13	503,335
420,000	4.000	04/01/16	447,321
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 B (A/A1)
115,000	5.500	05/15/30	117,742

			80,285,871

Maine – 0.2%
Finance Authority of Maine Solid Waste Disposal RB for Waste Management, Inc. Project RMKT 11/10/04 Series 2004 (BBB/NR)(b)
3,125,000	3.800	11/01/15	3,291,906
Maine State Housing Authority Mortgage Purchase Bonds Series 2011 E (AA+/Aa1)
2,700,000	1.350	11/15/14	2,711,907
2,455,000	1.700	11/15/15	2,476,972

			8,480,785

Maryland – 3.5%
Anne Arundel County Maryland GO Bonds for Consolidated General Improvements Series 2009 (AAA/Aa1)
2,345,000	4.000	04/01/13	2,366,738
Baltimore County Maryland GO Bonds 71st Issue for Metropolitan District Public Improvement Series 2008 (AAA/Aaa)
1,420,000	5.000	02/01/14	1,491,894
Baltimore County Maryland GO Bonds 74th Issue for Metropolitan District Public Improvement Series 2011 (AAA/Aaa)
6,650,000	4.000	02/01/14	6,915,335
2,500,000	4.000	02/01/16	2,754,550
9,000,000	5.000	02/01/17	10,500,660
Baltimore County Maryland GO Bonds Refunding for Pension Funds Series 2009 (AAA/Aaa)
3,575,000	5.000	08/01/13	3,673,992
Calvert County Maryland GO Bonds Refunding Series 2011 (AAA/Aa1)
1,455,000	2.000	07/15/14	1,491,608

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Maryland – (continued)
Carroll County Maryland Consolidated Public Improvement and Refunding Bonds Series 2011 (AA+/Aa1)
$2,075,000	5.000%	11/01/17	$ 2,479,044
3,055,000	4.000	11/01/18	3,570,440
1,635,000	4.000	11/01/19	1,936,461
Charles County Maryland GO Bonds Refunding Series 2011 (AA/Aa1)
2,365,000	4.000	11/01/15	2,599,703
1,115,000	4.000	11/01/16	1,257,686
5,405,000	4.000	11/01/17	6,208,129
Harford County Maryland GO Bonds for Consolidated Public Improvement Series 2009 (AA+/Aaa)
1,170,000	2.250	07/01/16	1,225,821
Maryland State GO Bonds Refunding for State and Local Facilities Loan Second Series 2012 (AAA/Aaa)
55,465,000	4.500	08/01/18	66,198,032
Maryland State GO Bonds Refunding Series 2004 (AAA/Aaa)
5,000,000	5.000	02/01/13	5,018,150
Maryland State Health & Higher Educational Facilities Authority RB for MedStar Health Issue Series 2011 (A-/A2)
2,325,000	4.000	08/15/15	2,512,651
3,445,000	4.000	08/15/16	3,795,391
Maryland State Transportation Authority Grant and Revenue Anticipation Bonds Series 2008 (AAA/Aa1)
4,500,000	5.250	03/01/15	4,941,900
Montgomery County Maryland GO Bonds Refunding for Consolidated Public Improvement Series 2009 A (AAA/Aaa)
5,000,000	5.000	11/01/13	5,197,700
Montgomery County Maryland GO Bonds Refunding for Consolidated Public Improvement Series 2012 B (AAA/Aaa)
5,350,000	5.000	11/01/16	6,212,313
Washington Suburban Sanitary District Consolidated Public Improvement GO Bonds Series 2012 (AAA/Aaa)
12,500,000	5.000	06/01/16	14,334,500

			156,682,698

Massachusetts – 1.1%
Massachusetts State Department of Transportation Senior RB for Metropolitan Highway System Series 2010 B (A+/A3)
4,000,000	5.000	01/01/15	4,305,680
Massachusetts State Development Finance Agency RB for Boston University Series 2009 V-2 (A/A2)
4,000,000	2.875	10/01/14	4,156,720
Massachusetts State Development Finance Agency RB for Partners Healthcare System Issue Series 2012 L (AA/Aa2)
400,000	5.000	07/01/15	442,412
300,000	5.000	07/01/16	340,743
Massachusetts State GO Bonds Consolidated Loan Series 2004 A (AA+/Aa1)(d)
5,000,000	5.000	08/01/14	5,358,250
Massachusetts State GO Bonds Consolidated Loan Series 2004 D (AGM) (AA+/Aa1)(d)
3,475,000	5.000	12/01/14	3,777,881
Massachusetts State GO Bonds Consolidated Loan Series 2012 A (BHAC-CR) (FGIC) (AA+/Aa1)(a)
20,080,000	0.780	05/01/37	18,721,789
Massachusetts State GO Bonds Consolidated Loan Series 2012 D (AA+/Aa1)(a)
7,000,000	0.560	01/01/18	6,983,130

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Massachusetts – (continued)
Massachusetts State GO Bonds Refunding Series 2010 A (AA+/Aa1)(a)
$2,500,000	0.660%	02/01/14	$ 2,507,900
Massachusetts State Health & Educational Facilities Authority RB for Amherst College Series 2009 K-2 (AA+/Aaa)(b)
2,915,000	1.700	11/01/16	2,978,110

			49,572,615

Michigan – 2.6%
Detroit Michigan Water Supply System RB Senior Lien Series 2005 C (NATL-RE FGIC) (A+/Baa3)
3,000,000	5.000	07/01/16	3,230,610
Detroit Michigan Water Supply System RB Senior Lien Series 2011 A (A+/Baa3)
1,100,000	5.000	07/01/13	1,120,922
1,700,000	5.000	07/01/14	1,784,337
700,000	5.000	07/01/15	754,873
500,000	5.000	07/01/16	547,510
1,295,000	5.000	07/01/17	1,435,805
Detroit Wayne County Stadium Authority RB Refunding Series 2012 (BBB+/Baa2)
500,000	5.000	10/01/14	525,180
1,100,000	5.000	10/01/18	1,213,971
Kent Hospital Finance Authority RB Refunding for Spectrum Health System Series 2008 A (AA/Aa3)(b)
6,850,000	4.250	01/15/14	7,093,518
Michigan Finance Authority RB for Detroit School District Series 2011 (A+/NR)
7,500,000	5.250	06/01/17	8,329,200
Michigan Finance Authority RB for Local Government Loan Program Series 2012 C (A+/A3)
5,185,000	4.000	11/01/18	5,642,161
5,395,000	4.000	11/01/19	5,878,500
Michigan Finance Authority RB Refunding for Detroit School District Series 2012 (A+/NR)
750,000	4.000	06/01/14	777,630
1,375,000	4.000	06/01/17	1,455,836
Michigan Finance Authority RB Refunding for Unemployment Obligation Assessment Series 2012 A (AAA/Aaa)
9,000,000	5.000	01/01/18	10,714,770
Michigan Finance Authority RB Refunding for Unemployment Obligation Assessment Series 2012 B (AAA/Aaa)
4,000,000	5.000	07/01/23	4,274,000
Michigan State Building Authority RB Refunding for Facilities Program Series 2003 I (AGM) (AA-/Aa3)
7,580,000	5.250	10/15/14	7,853,411
Michigan State Environmental RB Refunding for Facilities Program Series 2005 B (NATL-RE) (AA-/Aa2)
2,180,000	5.000	11/01/19	2,424,858
Michigan State Environmental RB Refunding for Facilities Program Series 2005 B (NATL-RE) (BBB/Aa2)(d)
7,845,000	5.000	11/01/15	8,857,083
Michigan State Hospital Finance Authority RB for Ascension Health Credit Group RMKT 08/16/10 Series 1999 B-3 (AA+/Aa1)(b)
3,875,000	2.000	08/01/14	3,967,923
Michigan State Hospital Finance Authority RB for Ascension Health Credit Group Series 2005 A-4 (AA/Aa2)(b)
7,000,000	1.625	11/01/19	6,899,410

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Michigan – (continued)
Michigan State Hospital Finance Authority RB Refunding for Ascension Health Credit Group Series 2010 F-1 (AA+/Aa1)(b)
$3,000,000	2.000%	05/30/18	$ 3,079,170
Michigan State Strategic Fund Limited Obligation RB Refunding for The Detroit Edison Co. Exempt Facilities Project RMKT 06/01/09 Series 2008 ET-1 (A/A2)(b)
2,500,000	5.250	08/01/14	2,675,800
Michigan State Trunk Line Fund Bonds Series 2011 (AA+/Aa2)
550,000	3.000	11/15/14	576,213
Rochester Community School District GO Refunding Bonds Series 2012 (Q-SBLF) (NR/NR)
875,000	4.000	05/01/18	982,721
Rochester Community School District GO Refunding Bonds Series 2012 (Q-SBLF) (AA-/NR)
700,000	4.000	05/01/19	793,002
Royal Oak Hospital Finance Authority RB for William Beaumont Hospital Series 2009 (A/A1)
2,000,000	6.250	09/01/14	2,135,520
Wayne County Airport Authority Airport RB Refunding for Detroit Metropolitan Wayne County Airport Series 2010 C (A/A2)
5,000,000	5.000	12/01/14	5,403,850
10,000,000	5.000	12/01/15	11,223,400
Wayne County Airport Authority Airport RB Refunding for Detroit Metropolitan Wayne County Airport Series 2012 A (A/A2)
1,270,000	5.000	12/01/18	1,526,781
1,385,000	5.000	12/01/19	1,670,670
Western Township Utilities Authority Sewage Disposal System Limited Tax RB for Series 2012 (MUN GOVT GTD) (AA/NR)
1,000,000	4.000	01/01/19	1,128,060

			115,976,695

Minnesota – 3.4%
Circle Pines Minnesota Independent School District No. 012 GO Refunding Bonds for Minnesota School District Credit Enhancement Program Series 2012 A (SD CRED PROG) (AA+/NR)
3,630,000	3.000	02/01/15	3,812,444
3,445,000	4.000	02/01/16	3,791,326
3,575,000	4.000	02/01/17	4,020,481
Eden Prairie Minnesota Independent School District No. 272 GO School Building Refunding Bonds for Series 2012 A (SD CRED PROG) (NR/Aa1)
6,000,000	3.000	02/01/14	6,175,680
Farmington Minnesota Independent School District No. 192 GO School Building Refunding Bonds Series 2012 D (SD CRED PROG) (NR/Aa2)
3,110,000	2.000	06/01/16	3,226,687
2,595,000	1.500	06/01/17	2,640,672
3,190,000	1.500	06/01/18	3,241,646
Metropolitan Council Minneapolis St. Paul Metropolitan Area GO Bonds for Grant Anticipation Notes Series 2012 G (SP-1+/Aaa)
23,000,000	2.000	03/01/15	23,764,750
47,100,000	1.000	03/01/16	47,270,973
Minneapolis Minnesota Convention Center GO Bonds Refunding Series 2011 A (AAA/Aaa)
7,980,000	2.000	12/01/17	8,451,857

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Minnesota – (continued)
Minneapolis Minnesota Special School District Refunding Series 2011 A (SD CRED PROG) (AA+/Aa1)
$3,525,000	2.000%	02/01/13	$ 3,529,865
3,520,000	2.000	02/01/14	3,581,494
Minnesota State COPS for Technology System Lease Purchase Agreement Series 2009 (AA/NR)
6,855,000	4.000	06/01/14	7,176,362
Minnesota State COPS for Technology System Lease Purchase Agreement Series 2009 (NR/NR)(d)
1,720,000	4.000	06/01/14	1,807,359
Minnesota State Higher Education Facilities Authority RB for University of St. Thomas Series 2009 Seven-A (GO OF UNIV) (NR/A2)
1,000,000	2.500	10/01/13	1,012,610
950,000	3.000	10/01/14	984,561
Minnesota State Trunk Highway GO Bonds Series 2012 B (AA+/Aa1)
11,700,000	5.000	08/01/17	13,897,260
Minnesota State Various Purpose GO Bonds Series 2009 D (ETM) (AA+/Aa1)(d)
9,445,000	5.000	08/01/13	9,703,132
Osseo Independent School District No. 279 GO Bonds Refunding for School Building Series 2009 C (SD CRED PROG) (AA+/Aa1)
3,820,000	3.000	02/01/13	3,828,137
Watertown Independent School District No. 111 GO Refunding Bonds for School Building Series 2012 B (SD CRED PROG) (AA+/NR)
1,620,000	3.000	02/01/16	1,715,337
1,000,000	3.000	02/01/17	1,072,200

			154,704,833

Mississippi – 0.3%
DeSoto County Mississippi GO Bonds Refunding Series 2009 (AA/Aa2)
700,000	3.000	11/01/13	713,979
Greenville Public School District RB Refunding Series 2009 (AA-/NR)
605,000	4.000	08/01/13	615,412
Mississippi Development Bank Special Obligation RB for Marshall County Industrial Development Authority Mississippi Highway Construction Project Series 2012 (AA-/Aa3)
3,845,000	1.000	01/01/17	3,818,085
Mississippi State GO Bonds for Capital Improvement Series 2006 D (NATL-RE) (AA/Aa2)(d)
3,855,000	5.000	11/01/17	4,615,746
Ocean Springs School District GO Bonds Series 2009 (AA-/NR)
1,135,000	4.000	05/01/13	1,148,143
University Education Building Corp. RB Refunding Series 2009 B (AA/Aa2)
1,790,000	3.000	10/01/13	1,815,704

			12,727,069

Missouri – 1.0%
City of Columbia Electric Utility Special Obligation RB for Annual Appropriation Series 2012 E (AA/NR)
1,995,000	4.000	09/01/18	2,294,948
2,075,000	4.000	09/01/19	2,411,088

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Missouri – (continued)
Curators University of Missouri System Facilities Unrefunded-RB for System Facilities Series 2006 A (AA+/Aa1)
$5,070,000	5.000%	11/01/17	$ 5,678,704
Kansas City GO Bonds Refunding & Improvement Series 2012 A (AA/Aa2)
5,000,000	2.000	02/01/15	5,155,650
7,600,000	2.000	02/01/16	7,907,116
Missouri State Board of Public Buildings RB Series 2003 A (NR/NR)(d)
3,425,000	5.000	10/15/13	3,552,033
Missouri State Board of Public Buildings Special Obligation Series 2003 A (AA+/Aa1)
400,000	5.000	10/15/14	414,580
Missouri State Development Finance Board Infrastructure Facilities Leasehold Improvement and Refunding RB for City of Independence Electric System Projects Series 2012 F (A/NR)
375,000	4.000	06/01/15	399,942
500,000	4.000	06/01/16	543,065
1,180,000	4.000	06/01/18	1,302,944
960,000	4.000	06/01/19	1,063,344
1,000,000	4.000	06/01/20	1,104,410
St. Louis Board of Education GO Bonds Refunding for Missouri Direct Deposit Program Series 2004 (NATL-RE) (AA+/Baa2)
2,595,000	5.250	04/01/16	2,860,183
St. Louis Board of Education GO Bonds Refunding for Missouri Direct Deposit Program Series 2004 (NATL-RE) (ST AID DIR DEP) (AA+/Baa2)
5,980,000	5.000	04/01/17	6,550,851
St. Louis Missouri Airport Revenue Refunding for Lambert-St. Louis International Airport Series 2011 (A-/Baa1)
2,000,000	5.000	07/01/14	2,120,620
1,000,000	5.000	07/01/15	1,097,410

			44,456,888

Montana – 0.2%
Montana State Department of Transportation Refunding Grant Anticipation Notes for Highway 93 Advance Construction Project-Garvees Series 2012 (AA/Aa3)
1,600,000	2.000	06/01/17	1,667,424
2,000,000	3.000	06/01/17	2,170,260
1,750,000	3.000	06/01/18	1,908,707
800,000	4.000	06/01/18	914,248
1,790,000	3.000	06/01/19	1,962,646
1,440,000	4.000	06/01/19	1,666,786

			10,290,071

Nebraska – 0.2%
Lincoln County Hospital Authority No. 1 RB Refunding for Great Plains Regional Medical Center Project Series 2012 (A-/NR)
775,000	4.000	11/01/16	845,238
435,000	4.000	11/01/17	478,183
750,000	4.000	11/01/19	827,595
690,000	4.000	11/01/20	756,951

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Nebraska – (continued)
Omaha Nebraska Special Tax RB Refunding for Performing Arts Project Series 2012 (AA+/Aa2)
$530,000	2.000%	10/15/15	$ 549,833
1,215,000	2.000	10/15/16	1,266,407
1,765,000	3.000	10/15/17	1,921,608
1,785,000	3.000	10/15/18	1,962,839
1,000,000	4.000	10/15/19	1,169,730
690,000	4.000	10/15/20	812,337

			10,590,721

Nevada – 1.0%
Clark County GO Refunding Bonds Series 2006 (AGM) (AA+/Aa1)
5,115,000	4.625	06/01/19	5,740,258
Clark County Improvement District Refunding for Special Improvement District No. 142 Mountain Edge Local Improvement Series 2012 (BBB-/NR)
1,865,000	2.000	08/01/13	1,872,665
3,000,000	3.000	08/01/14	3,050,940
3,195,000	3.000	08/01/15	3,232,158
3,760,000	3.000	08/01/16	3,787,899
4,115,000	4.000	08/01/17	4,286,020
Clark County McCarran International Airport RB Refunding for Passenger Facility Charge Series 2010 F-1 (A+/A1)
3,000,000	5.000	07/01/16	3,383,190
Clark County School District GO Bonds Refunding Series 2004 A (AGM) (AA-/Aa3)
3,000,000	5.000	06/15/16	3,181,830
Clark County School District Limited Tax GO Bonds Refunding Series 2003 D (NATL-RE) (AA-/Aa3)(d)
3,450,000	5.000	12/15/13	3,604,594
Las Vegas City Limited Tax GO Bonds Medium-Term Various Purpose Series 2011 A (AA/Aa2)
1,000,000	2.000	12/01/15	1,030,050
2,700,000	4.000	12/01/16	2,995,434
2,810,000	4.000	12/01/17	3,095,918
Las Vegas Valley Water District GO Bonds Refunding Series 2008 B (ETM) (AA+/Aa2)(d)
5,000,000	5.000	06/01/13	5,097,050
North Las Vegas Nevada Local Improvement Special Assessment Refunding for Sub-Special Improvement District No. 60-B Series 2006 (NR/NR)
515,000	4.800	12/01/14	526,376

			44,884,382

New Hampshire – 0.6%
Manchester New Hampshire General Airport RB Refunding Series 2009 B (NR/WR)
5,105,000	5.000	01/01/13	5,105,000
Manchester New Hampshire General Airport RB Refunding Series 2009 B (BBB+/A3)
5,240,000	5.000	01/01/14	5,419,837
New Hampshire Health & Education Facilities Authority RB for Dartmouth-Hitchcock Obligated Group Series 2009 (A+/NR)
2,900,000	3.250	08/01/13	2,935,612

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New Hampshire – (continued)
New Hampshire Health & Education Facilities Authority RB Refunding for Catholic Medical Center Series 2012 (BBB+/Baa1)
$500,000	4.000%	07/01/14	$ 520,635
400,000	4.000	07/01/15	424,772
2,405,000	4.000	07/01/18	2,640,834
2,635,000	4.000	07/01/19	2,908,724
New Hampshire State Capital Improvement GO Bonds Series 2012 B (AA/Aa1)
5,400,000	5.000	11/01/16	6,285,924

			26,241,338

New Jersey – 3.9%
Atlantic County Utilities Authority Sewer RB Refunding Series 2009 (ASSURED GTY) (AA-/NR)
4,000,000	5.000	01/15/13	4,005,440
Bergen County New Jersey GO Refunding Bonds for General Improvement Series 2011 A (ST AID WITHHLDG) (NR/Aaa)
1,730,000	2.000	12/01/13	1,758,251
1,275,000	2.000	12/01/14	1,314,971
1,320,000	2.000	12/01/15	1,375,929
1,725,000	2.000	12/01/16	1,803,125
2,355,000	2.000	12/01/17	2,459,444
2,500,000	2.000	12/01/18	2,610,825
Bergen County New Jersey GO Refunding Bonds for General Improvement Series 2012 C (ST AID WITHHLDG) (NR/Aaa)
3,200,000	2.000	12/01/19	3,343,200
Brick Township GO Bonds for General Improvements Series 2012 (NR/Aa2)
2,140,000	2.000	08/15/16	2,229,730
East Brunswick Township The Board of Education Refunding Bonds Series 2012 (SCH BD RES FD) (NR/Aa2)
1,130,000	4.000	11/01/18	1,308,167
1,300,000	5.000	11/01/19	1,616,979
Garden State Preservation Trust Open Space and Farmland RB Series 2005 A (AGM) (AAA/Aa3)(d)
12,000,000	5.800	11/01/15	13,796,400
Gloucester County Improvement Authority RB Refunding for Solid Waste Management, Inc. Project Series 1999 A (BBB/NR)(b)
2,250,000	2.125	12/01/17	2,249,460
Gloucester County New Jersey GO Bonds Refunding Series 2011 (AA+/NR)
325,000	2.000	10/01/14	332,413
660,000	2.000	10/01/15	679,615
1,245,000	3.000	10/01/17	1,342,608
Monmouth County GO Bonds Refunding Series 2010 C (AAA/Aaa)
5,425,000	4.000	03/01/16	5,976,017
Montgomery Township GO Bonds Refunding Series 2012 (NR/Aa1)
2,320,000	3.000	08/01/16	2,484,233
New Jersey COPS for Equipment Lease Purchase Agreement Series 2009 A (A+/A1)
2,000,000	5.000	06/15/13	2,041,980

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority RB for School Facilities Construction RMKT 04/30/08 Series 2008 (AGM) (AA-/Aa3)(b)
$2,000,000	5.000%	09/01/14	$ 2,131,560
New Jersey Economic Development Authority RB for School Facilities Construction Series 2003 F (NATL-RE FGIC) (A+/A1)(d)
2,695,000	5.250	06/15/13	2,755,314
New Jersey Economic Development Authority RB for School Facilities Construction Series 2005 K (A+/A1)(d)
3,905,000	5.000	03/01/15	4,288,862
New Jersey Economic Development Authority RB for School Facilities Construction Series 2005 K (NATL-RE FGIC) (A+/A1)
3,685,000	5.250	12/15/14	4,013,186
New Jersey Economic Development Authority RB for School Facilities Construction Series 2007 (AGM) (AA-/Aa3)(b)
5,000,000	5.000	09/01/15	5,498,350
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2008 W (ETM) (A+/A1)(d)
1,300,000	5.000	03/01/13	1,309,854
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2010 DD-1 (A+/A1)
7,500,000	5.000	12/15/16	8,595,450
New Jersey Educational Facilities Authority RB for Rider University Series 2012 A (BBB+/Baa1)
1,240,000	5.000	07/01/17	1,416,812
1,265,000	4.000	07/01/18	1,396,648
New Jersey Health Care Facilities Financing Authority RB Refunding for Barnabas Health Series 2012 A (BBB+/Baa1)
350,000	5.000	07/01/17	397,148
400,000	5.000	07/01/18	461,440
New Jersey Health Care Facilities Financing Authority RB for Meridian Health System Obligated Group Issue Series 2011 (A-/NR)
500,000	4.000	07/01/13	508,410
1,000,000	5.000	07/01/14	1,061,080
1,000,000	5.000	07/01/15	1,096,370
2,000,000	5.000	07/01/16	2,250,340
New Jersey Health Care Facilities Financing Authority RB Refunding for Trinitas Hospital Series 2007 B (BBB-/NR)
1,000,000	4.800	07/01/13	1,019,190
New Jersey Health Care Facilities Financing Authority RB Refunding for Barnabas Health Issue Series 2011 A (BBB+/Baa1)
4,875,000	3.000	07/01/13	4,921,995
New Jersey Health Care Facilities Financing Authority RB Refunding for Hackensack University Medical Center Issue Series 2010 B (NR/WR)
1,900,000	4.000	01/01/13	1,900,000
New Jersey Health Care Facilities Financing Authority RB Refunding for Hackensack University Medical Center Issue Series 2010 B (A-/A3)
4,680,000	3.500	01/01/16	4,885,639
New Jersey State GO Bonds Refunding Series 2010 Q (AA-/Aa3)
10,000,000	5.000	08/15/15	11,144,900
5,000,000	5.000	08/15/16	5,750,400
New Jersey State Turnpike Authority RB Series 2012 B (A+/A3)
10,000,000	5.000	01/01/19	11,872,300

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2004 B (NATL-RE) (A+/A1)
$6,800,000	5.500%	12/15/16	$ 7,981,364
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2011 B (A+/A1)
1,500,000	5.000	06/15/15	1,655,835
1,000,000	5.000	06/15/16	1,139,220
Newark Housing Authority RB for South Ward Police Facility Series 2009 (ASSURED GTY) (GO OF CITY) (NR/Aa3)
1,235,000	3.500	12/01/13	1,257,638
Somerset County New Jersey GO Bonds Series 2009 A (AAA/Aaa)
3,320,000	2.000	08/01/13	3,354,694
Sussex County New Jersey GO Bonds for General Improvement Series 2010 (NR/Aa2)
2,665,000	2.000	08/15/14	2,725,256
Tobacco Settlement Financing Corp. RB Series 2003 (AA+/Aaa)(d)
1,750,000	6.750	06/01/13	1,796,830
Tobacco Settlement Financing Corp. RB Series 2007 1-A (B/B1)
9,590,000	4.500	06/01/23	9,526,706
Toms River Township General Improvement Bonds Series 2010 (AA/NR)
3,260,000	3.000	06/15/18	3,506,000
Toms River Township The Board of Education School District GO Refunding Bonds Series 2012 (SCH BD RES FD) (AA-/NR)
820,000	3.000	07/15/16	871,750
855,000	3.000	07/15/17	917,578
Union County New Jersey GO Bonds Refunding for General Improvement Series 2009 (AA+/Aa1)
4,195,000	4.000	03/01/14	4,367,834
Union County New Jersey GO Bonds Refunding for General Improvement Series 2012 B (SCH BD RES FD) (AA+/Aa1)
1,315,000	3.000	03/01/19	1,433,034
Wayne Township School District GO Refunding Bonds Series 2012 (SCH BD RES FD) (AA-/NR)
1,000,000	3.000	07/15/14	1,035,110
700,000	4.000	07/15/15	753,984
1,000,000	4.000	07/15/16	1,098,690

			174,825,558

New Mexico – 1.5%
Albuquerque New Mexico GO Bonds Series 2009 A (AAA/Aa1)
4,000,000	3.000	07/01/13	4,055,200
Farmington New Mexico PCRB Refunding for Southern California Edison Co. Four Corners Project RMKT 04/01/10 Series 2010 B (NR/A1)(b)
10,000,000	2.875	04/01/15	10,403,200
New Mexico Finance Authority State Transportation RB Refunding Senior Lien Series 2012 (AAA/Aa1)
21,485,000	2.000	06/15/16	22,449,677
New Mexico State Severance Tax RB Refunding Series 2011 A-2 (AA/Aa1)
5,000,000	5.000	07/01/16	5,734,700
12,625,000	5.000	07/01/18	15,271,831

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New Mexico – (continued)
New Mexico State Severance Tax RB Series 2010 A (AA/Aa1)
$2,000,000	5.000%	07/01/17	$ 2,358,240
New Mexico State Severance Tax RB Series 2011 A-1 (AA/Aa1)
5,475,000	5.000	07/01/17	6,455,682

			66,728,530

New York – 10.2%
Albany County Airport Authority RB Refunding Series 2010 A (AGM) (AA-/Aa3)
1,625,000	5.000	12/15/15	1,804,270
Albany County GO Serial Bonds Series 2010 (AA/Aa3)
1,920,000	2.000	06/01/14	1,960,627
1,640,000	3.000	06/01/15	1,717,851
1,385,000	3.000	06/01/16	1,471,826
Marlboro Central School District GO Serial Bonds Series 2010 (AGM) (ST AID WITHHLDG) (AA-/NR)
870,000	3.000	10/15/13	885,408
950,000	4.000	10/15/14	997,225
990,000	4.000	10/15/15	1,059,656
Metropolitan Transportation Authority New York RB Refunding for Transportation Series 2012 C (A/A2)
1,000,000	5.000	11/15/15	1,115,650
730,000	4.000	11/15/16	811,913
Metropolitan Transportation Authority RB Series 2011 D (A/A2)
725,000	3.000	11/15/13	742,190
1,000,000	4.000	11/15/15	1,087,440
Monroe County GO Bonds Refunding Series 2012 (BBB+/A3)
1,500,000	5.000	03/01/13	1,510,485
1,000,000	5.000	03/01/15	1,075,150
3,000,000	5.000	03/01/16	3,300,180
Monroe County Industrial Development Agency Civic Facilities RB for Highland Hospital Project Series 2005 (A-/A2)
515,000	5.000	08/01/13	527,473
Nassau County GO Revenue Anticipation Notes Series 2012 A (SP-1+/NR)
7,250,000	2.000	03/29/13	7,276,752
Nassau County New York GO Bonds Refunding Series 2009 E (A+/A2)
3,000,000	4.000	06/01/13	3,039,660
New York City GO Bonds Series 2009 E (AA/Aa2)
9,340,000	3.000	08/01/13	9,490,748
New York City GO Bonds Series 2009 H-1 (AA/Aa2)
2,500,000	4.000	03/01/13	2,515,175
New York City GO Bonds Series 2010 A (AA/Aa2)
1,200,000	3.000	08/01/16	1,291,980
New York City GO Bonds Series 2010 B (AA/Aa2)
6,770,000	5.000	08/01/15	7,522,621
New York City Prerefunded Refunding Series 2009 C (ETM) (NR/NR)(d)
560,000	5.000	08/01/13	575,210
New York City Tax Exempt GO Bonds Subseries 2009 H-1 (ASSURED GTY) (AA/Aa2)
5,000,000	5.000	03/01/15	5,474,450
New York City Transitional Finance Authority RB for Future Tax Fiscal 2013 Series 2012 D (AAA/Aa1)
12,130,000	5.000	11/01/17	14,460,294

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New York – (continued)
New York City Transitional Finance Authority RB Refunding for Future Tax Fiscal 2013 Series 2012 E (AAA/Aa1)
$13,310,000	5.000%	11/01/17	$ 15,866,984
New York City Transitional Finance Authority RB Future Tax Subordinate Refunding Series 2012 B (AAA/Aa1)
4,885,000	5.000	11/01/15	5,493,476
10,650,000	5.000	11/01/17	12,695,971
5,000,000	5.000	11/01/18	6,094,100
22,790,000	5.000	11/01/19	28,330,249
New York City Unrefunded Refunding Series 2009 C (AA/Aa2)
6,440,000	5.000	08/01/13	6,617,937
New York State Bridge Authority General RB Refunding Series 2011 (GO OF AUTH) (AA-/Aa3)
3,145,000	3.000	01/01/14	3,229,349
2,000,000	4.000	01/01/15	2,138,560
New York State Dormitory Authority Lease RB for Municipal Health Facilities Improvement Program Series 2010-1 (CITY APPROP) (AA-/Aa3)
4,825,000	5.000	01/15/14	5,049,459
New York State Dormitory Authority North Shore-Long Island Jewish Obligated Group RB Series 2011 A (A-/A3)
2,215,000	4.000	05/01/17	2,434,307
New York State Dormitory Authority Personal Income Tax RB Series 2010 E (AAA/NR)
21,935,000	3.000	02/15/14	22,598,095
7,095,000	5.000	02/15/15	7,767,038
New York State Dormitory Authority RB Refunding for Long Island University Series 2012 A (BBB-/Baa3)
1,475,000	3.000	09/01/13	1,491,269
1,280,000	3.000	09/01/14	1,309,197
1,335,000	4.000	09/01/15	1,412,310
3,325,000	4.000	09/01/16	3,563,269
3,000,000	4.000	09/01/17	3,235,020
3,665,000	5.000	09/01/18	4,166,262
New York State Dormitory Authority RB for State University Educational Facilities Series 1993 A (NATL-RE-IBC) (BBB/Aa3)
2,715,000	5.500	05/15/13	2,766,992
New York State Dormitory Authority Tax Exempt General Purpose Personal Income Tax RB Series 2011 E (AAA/NR)
8,375,000	5.000	08/15/17	9,885,934
New York State Energy Research & Development Authority Pollution Control RB for New York State Electric & Gas Corporation Project Series 2011 B (BBB+/Baa1)
5,000,000	2.250	10/15/15	5,150,050
New York State Energy Research & Development Authority Pollution Control RB for New York State Electric & Gas Corporation Project Series 2011 C (BBB+/Baa1)
8,000,000	2.250	12/01/15	8,250,960
New York State GO Bonds Refunding Series 2009 C (AA/Aa2)
23,075,000	3.000	02/01/15	24,298,667
New York State Tax Exempt GO Bonds RMKT 10/23/12 Subseries 1996 J-2 (AA/NR)
8,250,000	5.000	02/15/16	9,316,147
New York State Tax Exempt GO Bonds Series 2011 E (AA/Aa2)
6,950,000	5.000	12/15/17	8,325,753

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New York – (continued)
New York State Tax Exempt GO Refunding Bonds Series 2012 B (AA/Aa2)
$5,975,000	5.000%	08/01/18	$ 7,192,227
9,805,000	4.000	08/01/19	11,320,951
New York State Tax Exempt GO Refunding Bonds Series 2012 C (AA/Aa2)
7,555,000	4.000	08/01/16	8,396,854
New York State Tax Exempt GO Bonds Subseries 2012 A-1 (AA/Aa2)
3,000,000	5.000	10/01/17	3,543,630
New York State Thruway Authority RB for General Highway and Bridge Trust Series 2011 A-1 (AA/NR)
6,440,000	5.000	04/01/17	7,501,248
New York State Thruway Authority RB for Local Highway and Bridge Service Contract Series 2009 (AA-/NR)
4,560,000	4.000	04/01/13	4,601,496
2,730,000	5.000	04/01/14	2,885,719
New York State Thruway Authority RB for State Personal Income Tax Series 2011 A (AAA/NR)
7,000,000	5.000	03/15/19	8,546,510
New York State Urban Development Corp. RB for State Personal Income Tax Series 2009 B-1 (AAA/NR)
1,060,000	5.000	03/15/13	1,070,049
New York State Urban Development Corp. RB for State Personal Income Tax Series 2010 A (AAA/NR)
8,000,000	5.000	03/15/16	9,091,120
New York State Urban Development Corp. RB for State Personal Income Tax Series 2010 B (AA-/NR)
21,775,000	5.000	01/01/14	22,792,110
Suffolk County New York Public Improvement Series 2011 A (A+/A1)
4,520,000	3.000	05/15/15	4,736,056
Suffolk County New York GO Bonds for Public Improvement Series 2012 B (AGM) (AA-/Aa3)
2,590,000	2.000	10/15/16	2,658,583
Suffolk County New York Refunding Serial Bonds Series 2012 A (A+/A1)
1,000,000	3.000	04/01/13	1,006,050
3,275,000	4.000	04/01/14	3,408,751
2,000,000	4.000	04/01/15	2,134,960
Suffolk County New York Refunding Serial Bonds Series 2012 B (A+/A1)
680,000	3.000	10/01/13	692,410
2,310,000	4.000	10/01/14	2,442,964
2,000,000	4.000	10/01/16	2,194,260
1,000,000	4.000	10/01/17	1,103,370
Suffolk County New York Tax Anticipation Notes Series 2012 III (SP-1/NR)
23,000,000	2.000	09/12/13	23,227,240
Suffolk Tobacco Asset Securitization Corp. RB Tobacco Settlement Asset-Backed Bonds Series 2012 B (A/NR)
370,000	4.000	06/01/17	396,218
490,000	4.000	06/01/18	527,730
575,000	5.000	06/01/19	655,236
620,000	5.000	06/01/20	709,336
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds for State Contingency Contract Secured Series 2011 B (AA-/NR)
30,000,000	5.000	06/01/17	34,866,300

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New York – (continued)
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2003 B-1C (AA-/Aa3)
$12,500,000	5.500%	06/01/19	$ 12,756,125
Yonkers New York GO Bonds Series 2011 A (BBB+/Baa1)
2,000,000	5.000	10/01/13	2,064,100
2,020,000	5.000	10/01/14	2,156,592
2,000,000	5.000	10/01/15	2,201,480
2,000,000	5.000	10/01/16	2,247,520

			462,328,784

North Carolina – 2.6%
Centennial Authority RB Refunding Series 2009 (ASSURED GTY) (AA-/Aa2)
3,190,000	5.000	09/01/13	3,268,985
Charlotte North Carolina Douglas International Airport RB Series 2010 A (A+/Aa3)
1,220,000	2.250	07/01/14	1,246,913
Charlotte North Carolina GO Bonds Refunding Series 2009 B (AAA/Aaa)
6,010,000	5.000	06/01/13	6,128,457
Charlotte-Mecklenburg Hospital Authority RB Refunding for Carolinas HealthCare System Series 2009 A (AA-/Aa3)
740,000	4.000	01/15/13	740,836
Durham North Carolina Utility System Revenue Refunding Series 2011 (AAA/Aa1)
500,000	3.000	06/01/14	518,670
300,000	4.000	06/01/16	333,714
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2008 A (A-/Baa1)
1,000,000	5.000	01/01/14	1,044,970
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2010 A (A-/Baa1)
5,500,000	5.000	01/01/16	6,155,490
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2012 B (A-/Baa1)
6,000,000	5.000	01/01/15	6,508,140
1,500,000	5.000	01/01/16	1,678,770
4,535,000	5.000	01/01/17	5,225,771
3,000,000	5.000	01/01/19	3,603,330
North Carolina Eastern Municipal Power Agency Power System RB Series 2009 A (NR/WR)
1,500,000	3.200	01/01/13	1,500,000
500,000	5.000	01/01/13	500,000
North Carolina Eastern Municipal Power Agency Power System RB Series 2009 B (NR/WR)
500,000	3.000	01/01/13	500,000
North Carolina Eastern Municipal Power Agency Power System RB Series 2009 B (A-/Baa1)
3,000,000	3.000	01/01/14	3,075,600
North Carolina Eastern Municipal Power Agency Power System RB Series 2012 A (A-/Baa1)
5,235,000	2.000	01/01/15	5,368,335
1,815,000	3.000	01/01/16	1,924,481
2,000,000	3.000	01/01/18	2,131,840
1,275,000	5.000	01/01/18	1,504,322
2,000,000	3.000	01/01/19	2,132,220
1,000,000	5.000	01/01/19	1,201,110
North Carolina GO Bonds Refunding Series 2005 B (AAA/Aaa)
16,925,000	5.000	04/01/17	19,930,034

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
North Carolina – (continued)
North Carolina Grant and Revenue Anticipation Vehicle Bonds Series 2011 (AA/Aa3)(b)
$6,000,000	4.000%	03/01/18	$ 6,750,120
North Carolina Infrastructure Finance Corp. COPS Capital Improvement Series 2006 A (AGM) (AA+/Aa1)
6,490,000	5.000	02/01/14	6,810,606
North Carolina Medical Care Commission Health Care Facilities RB Refunding for Wake Forest Baptist Obligated Group Series 2012 B (AA-/Aa3)
3,470,000	3.000	12/01/14	3,637,948
1,065,000	4.000	12/01/16	1,189,328
1,375,000	5.000	12/01/18	1,656,462
1,750,000	5.000	12/01/20	2,155,248
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 1998 A (NATL-RE) (A/A2)
1,000,000	5.500	01/01/14	1,052,380
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 2008 C (ETM) (NR/WR)(d)
5,395,000	5.250	01/01/13	5,395,000
North Carolina Turnpike Authority Monroe Connector System State Appropriation RB Series 2011 (AA/Aa2)
3,000,000	4.000	07/01/14	3,153,540
Wake County GO Bonds Refunding Series 2009 D (AAA/Aaa)
10,000,000	4.000	02/01/13	10,028,900
Winston-Salem North Carolina Water and Sewer System RB Refunding Series 2010 D (AAA/Aa1)
985,000	3.000	06/01/15	1,041,194

			119,092,714

Ohio – 1.5%
Akron City Ohio Jedd RB Refunding Series 2011 (AA-/NR)
470,000	4.000	12/01/14	497,504
1,000,000	4.000	12/01/15	1,077,400
1,425,000	5.000	12/01/16	1,614,197
1,740,000	5.000	12/01/17	2,010,170
Bowling Green Ohio City Student Housing RB for CFP I LLC Bowling Green State University Project Series 2010 (BBB-/NR)
2,595,000	4.000	06/01/16	2,766,919
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/B3)
13,740,000	5.125	06/01/24	12,512,468
3,415,000	5.375	06/01/24	3,170,964
Cincinnati Ohio City School District GO Bonds for Classroom Facilities Construction and Improvement Series 2003 (AGM) (AA-/Aa2)(d)
5,150,000	5.000	12/01/13	5,371,296
Cleveland Ohio Airport System RB Series 2009 C (NR/WR)
5,000,000	4.000	01/01/13	5,000,000
Columbus County GO Bonds for Various Purpose Unlimited Tax Series 2012 A (AAA/Aaa)
4,240,000	5.000	02/15/19	5,212,274
Dublin City School District GO Refunding Bonds Unlimited Tax Series 2012 (AAA/Aaa)
500,000	4.000	12/01/16	561,235
1,180,000	4.000	12/01/17	1,349,141

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Ohio – (continued)
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2012 (BBB/NR)
$200,000	2.000%	01/01/14	$ 200,706
200,000	2.000	01/01/15	199,650
250,000	2.000	01/01/16	248,488
315,000	2.250	01/01/17	312,735
400,000	4.000	01/01/18	425,672
415,000	4.000	01/01/19	443,004
435,000	4.000	01/01/20	460,282
New Albany Community Authority RB Refunding Series 2012 C (NR/A1)
1,100,000	4.000	10/01/17	1,204,764
800,000	4.000	10/01/18	884,984
Ohio Housing Finance Agency Single Family Prerefunded Series 1985 (FGIC FHA/VA/PRIV MTGS) (AA+/NR)(c)(d)
1,500,000	0.000	01/15/14	1,349,085
Ohio State Air Quality Development Authority PCRB Refunding for FirstEnergy Series 2009 D (BBB-/Baa3)(b)
3,000,000	2.250	09/15/16	2,999,940
Ohio State GO Bonds for Highway Capital Improvement Series 2010 N (AAA/Aa1)
7,620,000	3.000	05/01/14	7,883,576
Ohio State GO Bonds Refunding for Higher Education Series 2009 C (AA+/Aa1)
2,450,000	5.000	08/01/13	2,517,694
Ohio State Higher Education Facility Commission RB for University Hospitals Health System, Inc. Series 2009 C-1 (A/A2)(b)
1,610,000	3.750	01/15/13	1,611,095
Ohio State Higher Education Facility Commission RB for University Hospitals Health System, Inc. Series 2009 C-1 (NR/NR)(d)
2,490,000	3.750	01/15/13	2,492,639
Ohio State RB for Mental Health Capital Facilities Series II — 2009 A (ST APPROP) (AA/Aa2)
1,320,000	4.000	12/01/13	1,361,818
Ohio State Water Development Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2004 (BBB/NR)(b)
2,000,000	2.625	01/02/13	2,000,000

			67,739,700

Oklahoma – 1.8%
Norman Oklahoma GO Bonds Series 2012 B (NR/Aa2)
3,750,000	0.050	03/01/15	3,697,875
Oklahoma County Independent School District No. 12 Combined Purpose GO Bonds for Edmond School District Series 2010 (AA/NR)
4,020,000	2.000	03/01/13	4,031,377
4,745,000	2.250	03/01/14	4,848,014
Oklahoma County Independent School District No. 12 Combined Purpose GO Bonds for Edmond School District Series 2012 (AA/NR)
4,845,000	0.050	03/01/14	4,827,073
3,765,000	2.000	03/01/16	3,911,609
5,470,000	2.000	03/01/17	5,703,624

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Oklahoma – (continued)
Oklahoma County Independent School District No. 52 GO Bonds for Midwest City-Del City School District Series 2012 (NR/Aa2)
$2,160,000	2.000%	01/01/14	$ 2,196,115
1,860,000	2.000	01/01/15	1,905,123
2,160,000	2.000	01/01/17	2,210,134
Oklahoma County Independent School District No. 52 GO Bonds for Series 2013 (NR/Aa2)(g)
2,795,000	2.000	01/01/16	2,886,397
2,445,000	2.000	01/01/17	2,526,834
Oklahoma County Independent School District No. 89 GO Bonds Series 2013 (AA/Aa2)(g)
6,750,000	1.000	07/01/15	6,783,210
8,750,000	1.000	07/01/16	8,773,975
7,795,000	2.000	07/01/18	8,104,384
Oklahoma Development Finance Authority RB for Master Oklahoma State System Higher Education Series 2008 A (AA/Aa3)
1,340,000	5.000	06/01/13	1,363,664
Oklahoma Development Finance Authority Solid Waste Disposal RB for Waste Management of Oklahoma, Inc. Project Series 2004 A (BBB/NR)(b)
3,000,000	2.250	06/02/14	3,062,190
Tulsa County Industrial Authority RB for Capital Improvement RMKT 08/17/09 Series 2003 A (AA-/NR)
10,965,000	4.000	05/15/16	12,019,833
Tulsa Oklahoma GO Bonds Refunding Series 2009 A (AA/Aa1)
1,015,000	3.000	03/01/13	1,019,557
Tulsa Oklahoma GO Bonds Refunding Series 2009 B (AA/Aa1)
1,985,000	3.000	03/01/13	1,993,913
Tulsa Oklahoma GO Bonds Series 2009 (AA/Aa1)
1,000,000	5.000	10/01/14	1,080,480

			82,945,381

Oregon – 0.5%
Clackamas County Hospital Facility Authority RB Legacy Health System Series 2009 C (A+/A2)(b)
2,000,000	5.000	07/15/14	2,111,780
Gilliam County Oregon Solid Waste Disposal RB for Waste Management, Inc. Project RMKT 03/01/10 Series 2007 (BBB/NR)(b)
5,000,000	2.000	09/02/14	5,119,700
Lake Oswego Oregon GO Bonds Series 2009 A (AAA/Aa1)
1,575,000	3.000	12/01/13	1,614,847
North Clackamas School District No. 12 GO Bonds Refunding Series 2004 (AGM) (SCH BD GTY) (AA+/Aa1)
3,000,000	5.000	06/15/13	3,064,620
Oregon Coast Community College District GO Bonds Refunding Series 2012 (SCH BD GTY) (NR/Aa1)
1,050,000	2.000	06/15/15	1,083,065
1,120,000	2.000	06/15/16	1,162,493
790,000	2.000	06/15/17	821,821
1,165,000	2.000	06/15/18	1,210,249
1,445,000	3.000	06/15/19	1,585,179
Oregon State Facilities Authority RB Refunding for Legacy Health System Series 2010 A (A+/A2)
500,000	5.000	03/15/13	504,425
500,000	5.000	03/15/14	523,735

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Oregon – (continued)
Oregon State Facilities Authority RB Refunding for Legacy Health System Series 2011 A (A+/A2)
$500,000	5.000%	05/01/15	$ 544,270
2,000,000	5.000	05/01/16	2,235,840
Oregon State GO Bonds Refunding for Oregon University System Series 2012 B (AA+/Aa1)
1,175,000	3.000	08/01/17	1,288,117
1,120,000	3.000	08/01/18	1,241,800

			24,111,941

Pennsylvania – 3.8%
Allegheny County Higher Education Building Authority RB for Chatham University Series 2012 A (BBB/NR)
750,000	5.000	09/01/18	864,585
Allegheny County Redevelopment Authority Tax Increment Refunding for Waterfront Project Series 2007 A (A/NR)
1,345,000	4.250	12/15/13	1,381,692
1,050,000	4.250	12/15/15	1,109,860
645,000	4.250	12/15/17	684,855
Carbon County Hospital Authority RB Refunding for Gnaden Huetten Memorial Hospital Series 2000 (AMBAC) (CNTY GTD) (NR/WR)
540,000	5.400	11/15/14	548,122
Chester County Health & Education Facilities Authority RB for Jefferson Health System Series 2010 A (AA/Aa3)
1,775,000	4.000	05/15/14	1,850,899
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2009 (BBB/NR)(b)
4,000,000	1.750	12/01/15	3,988,720
Pennsylvania Economic Development Financing Authority RB Refunding for Unemployment Compensation Series 2012 A (AA+/Aaa)
10,000,000	3.000	01/01/16	10,670,500
31,750,000	5.000	07/01/18	38,444,170
43,870,000	5.000	07/01/19	54,343,962
Pennsylvania Economic Development Financing Authority RB Refunding for Unemployment Compensation Series 2012 B (AA+/Aaa)
9,500,000	5.000	07/01/22	10,828,860
7,000,000	5.000	01/01/23	7,851,900
Pennsylvania Higher Educational Facilities Authority RB for La Salle University Series 2012 (BBB/NR)
285,000	3.000	05/01/15	297,395
390,000	3.000	05/01/16	410,849
440,000	3.000	05/01/17	465,067
1,165,000	5.000	05/01/18	1,347,054
1,000,000	5.000	05/01/19	1,169,610
Pennsylvania State Commonwealth GO Bonds for City of Pittsburgh Series 2006 B (AGM) (AA-/Aa3)
6,455,000	5.000	09/01/14	6,889,551
Pennsylvania State Commonwealth GO Bonds for City of Pittsburgh Series 2012 A (BBB/A1)
625,000	4.000	09/01/15	671,837
600,000	4.000	09/01/16	653,418
500,000	3.000	09/01/17	526,915
550,000	4.000	09/01/17	605,380
Pennsylvania State Commonwealth GO Bonds Refunding Series 2002 (AA/Aa2)
1,850,000	5.500	02/01/13	1,857,382

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Pennsylvania – (continued)
Pennsylvania State Commonwealth RB for Harrisburg Area Community College Project Series 2011 (AGM) (AA-/NR)
$1,305,000	4.000%	10/01/15	$ 1,391,195
Pennsylvania State University Bonds Refunding Series 2002 (AA/Aa2)
1,000,000	5.250	08/15/15	1,115,430
Philadelphia GO Bonds Series 2011 (AGM) (AA-/Aa3)
1,460,000	5.000	08/01/16	1,643,186
Philadelphia Hospitals & Higher Education Facilities Authority Hospital RB Refunding for Temple University Health System Series 2012 B (BBB-/Ba1)
1,500,000	5.000	07/01/15	1,587,435
1,500,000	5.000	07/01/16	1,608,525
2,000,000	5.000	07/01/17	2,163,420
Philadelphia School District GO Bonds Refunding Series 2005 A (AMBAC) (ST AID WITHHLDG) (A+/Aa3)
1,000,000	5.000	08/01/13	1,025,570
Pittsburgh Water & Sewer Authority RB Refunding Subordinate Series 2012 C-1D (AGM) (AA-/NR)(b)
6,000,000	1.400	09/01/15	5,995,260
Red Lion Area School District GO Bonds RMKT 10/01/09 Series 2005 (AGM) (ST AID WITHHLDG) (AA-/NR)
1,000,000	4.000	05/01/13	1,011,710
Southeastern Pennsylvania Transportation Authority RB Refunding Series 2010 (AA-/A1)
3,000,000	3.000	03/01/14	3,079,080
University of Pittsburgh RB for University Capital Project RMKT 12/17/08 Series 2005 A (GO OF UNIV) (AA/Aa1)(b)
2,000,000	5.500	09/15/13	2,071,220

			170,154,614

Puerto Rico – 1.5%
Government Development Bank for Puerto Rico RB Refunding RMKT 12/30/09 Series 1985 (NATL-RE) (COMWLTH GTD) (BBB/NR)
11,485,000	4.750	12/01/15	11,653,140
Government Development Bank for Puerto Rico Senior Notes RB Series 2006 B (BBB/Baa3)
2,645,000	5.000	12/01/15	2,783,651
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (BBB-/Ba1)
14,595,000	5.000	07/01/17	15,086,560
7,285,000	5.000	07/01/19	7,479,801
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2008 A (ASSURED GTY) (AA-/Aa3)
825,000	5.000	07/01/14	857,851
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding for Transportation Series 2004 I (BBB/Baa3)
2,100,000	5.000	07/01/24	2,102,079
Puerto Rico Electric Power Authority RB Refunding Series 2005 SS (NATL-RE) (BBB+/Baa2)
1,000,000	5.000	07/01/13	1,012,040
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (NATL-RE) (BBB+/Baa2)
835,000	4.000	07/01/14	850,523
Puerto Rico Electric Power Authority RB Refunding Series 2012 B (BBB+/Baa2)
2,000,000	5.000	07/01/16	2,129,600

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority RB Refunding LIBOR Series 2007 UU (BBB+/Baa2)(a)
$20,855,000	0.941%	07/01/31	$ 13,662,736
Puerto Rico Electric Power Authority RB Refunding Series 1999 OO (AGC) (AA-/Aa3)
500,000	5.000	07/01/13	507,375
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ (BBB+/Baa2)
150,000	3.000	07/01/13	150,350
Puerto Rico Municipal Finance Agency GO Bonds Series 2002 A (AGM) (AA-/Aa3)
1,125,000	5.250	08/01/16	1,127,115
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2002 C (COMWLTH GTD) (BBB/Baa3)
2,250,000	5.500	07/01/16	2,379,240
Puerto Rico Public Buildings Authority RB for Government Facilities Series 2007 N (COMWLTH GTD) (BBB/Baa3)
3,940,000	5.000	07/01/14	4,067,498

			65,849,559

Rhode Island – 0.0%
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2002 A (BBB/Baa1)
890,000	6.000	06/01/23	891,629

South Carolina – 1.5%
Beaufort-Jasper South Carolina Water & Sewer Authority Waterworks and Sewer System RB Series 2010 B (AA/Aa1)
1,255,000	4.000	03/01/13	1,262,618
2,400,000	5.000	03/01/14	2,522,544
Clemson University RB Refunding Series 2012 (AA/Aa2)
5,770,000	2.000	05/01/16	5,969,699
4,440,000	2.000	05/01/17	4,602,593
5,000,000	2.000	05/01/18	5,187,350
Columbia City South Carolina Waterworks and Sewer System RB Refunding Series 2011 B (AA/Aa1)
1,205,000	4.000	02/01/15	1,287,542
Columbia City South Carolina Waterworks and Sewer System RB Series 2011 A (AA/Aa1)
1,020,000	3.000	02/01/15	1,068,889
1,025,000	3.000	02/01/16	1,087,566
Florence County South Carolina Hospital RB for McLeod Regional Medical Center Project Series 2010 A (AA-/NR)
1,905,000	4.000	11/01/16	2,085,823
Georgetown County South Carolina School District GO Bonds Refunding Series 2011 B (SCSDE) (AA/Aa1)
6,455,000	3.000	03/01/13	6,483,983
4,330,000	5.000	03/01/16	4,916,368
5,895,000	5.000	03/01/17	6,905,580
5,500,000	5.000	03/01/19	6,795,910
Oconee County PCRB Refunding for Duke Power Co. Project Series 2009 (A/A1)
6,000,000	3.600	02/01/17	6,437,100
Richland County South Carolina GO Bonds Series 2009 A (AA+/Aa1)
1,585,000	5.000	03/01/13	1,597,141
Richland County South Carolina GO Bonds Series 2012 A (ST AID WITHHLDG) (AA+/Aa1)
2,000,000	4.000	03/01/17	2,259,480

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
South Carolina – (continued)
Richland County South Carolina School District No. 2 GO Bonds Refunding Series 2009 C (SCSDE) (AA/Aa1)
$1,615,000	3.000%	03/01/13	$ 1,622,252
1,595,000	3.000	03/01/14	1,645,322
South Carolina Jobs-Economic Development Authority Hospital RB Refunding and Improvement for Palmetto Health Series 2009 (BBB+/Baa1)
1,080,000	3.500	08/01/13	1,097,194
1,000,000	5.000	08/01/14	1,062,990
Western Carolina Regional Sewer Authority RB Refunding for Sewer System Series 2005 B (AGM) (AA/Aa2)
2,200,000	5.000	03/01/15	2,407,262

			68,305,206

South Dakota – 0.0%
South Dakota State Health & Educational Facilities Authority RB for Sanford Health Series 2009 (A+/A1)
1,250,000	4.250	11/01/14	1,323,975

Tennessee – 0.6%
Johnson City Health & Educational Facilities Board Hospital RB for Mountain States Health Alliance Series 2010 A (BBB+/Baa1)
890,000	5.000	07/01/15	973,464
Maury County Tennessee GO Bonds Series 2006 (XLCA) (NR/Aa2)(d)
2,180,000	3.600	04/01/14	2,269,358
Memphis Tennessee Electric System RB Subseries 2003 A (NATL-RE) (AA+/Aa2)(d)
6,000,000	5.000	12/01/13	6,257,820
Metropolitan Nashville Airport Authority Airport Improvement RB Refunding Series 2010 A (A/A2)
3,285,000	4.000	07/01/13	3,338,283
Sevier County Public Building Authority RB for Local Government Public Improvement Series VII-D-1 (MUN GOVT GTD) (AA/NR)
5,000,000	5.000	06/01/14	5,286,200
Sevierville Public Building Authority RB for Local Government Public Improvement Series 2009 (MUN GOVT GTD) (AA/NR)
1,500,000	4.000	06/01/14	1,575,750
Tennessee State GO Refunding Bonds Series 2012 B (AA+/Aaa)
6,600,000	5.000	10/01/16	7,662,138

			27,363,013

Texas – 6.6%
City of Carrollton Texas GO Refunding Bonds Series 2012 (AAA/Aa1)
2,005,000	4.000	08/15/19	2,359,504
City of El Paso Water and Sewer RB Refunding for Improvement Series 2012 A (AA/NR)
1,750,000	2.000	03/01/18	1,822,485
845,000	4.000	03/01/19	977,969
1,000,000	4.000	03/01/20	1,163,170
985,000	4.000	03/01/21	1,148,717
Collin & Denton County Texas GO Bonds Refunding Series 2011 (AA/Aa1)
3,335,000	5.000	02/15/16	3,784,791

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)
Collin County Texas GO Bonds Refunding Limited Tax Series 2009 A (AAA/Aaa)
$1,105,000	3.000%	02/15/13	$ 1,108,580
1,135,000	3.000	02/15/14	1,169,561
Collin County Texas GO Bonds Refunding Series 2009 A (AAA/Aaa)
1,385,000	5.000	02/15/13	1,392,645
550,000	3.000	02/15/14	566,627
Dallas County Limited Tax GO Notes Series 2011 (AAA/Aaa)
3,855,000	5.000	02/15/18	4,628,236
Dallas Texas Independent School District GO Bonds Refunding Series 2009 (AA-/Aa2)
2,000,000	5.000	02/15/13	2,010,960
Dallas Waterworks and Sewer System RB Refunding Series 2012 A (AAA/Aa1)
3,155,000	5.000	10/01/18	3,851,529
1,500,000	5.000	10/01/19	1,864,755
Dallas-Fort Worth International Airport Joint RB Refunding Series 2009 A (A+/A1)
2,500,000	4.000	11/01/13	2,574,050
2,000,000	4.000	11/01/14	2,127,380
Dallas-Fort Worth International Airport Joint RB Refunding Series 2011 D (A+/A1)
750,000	4.000	11/01/16	835,117
250,000	4.000	11/01/17	282,468
Dallas-Fort Worth International Airport Joint RB Refunding Series 2012 B (A+/A1)
8,045,000	3.000	11/01/13	8,217,083
1,750,000	5.000	11/01/18	2,095,782
Del Mar College District Limited Tax Refunding Bonds Series 2011 (AA/Aa2)
510,000	3.000	08/15/14	531,476
1,145,000	4.000	08/15/15	1,243,630
Fort Bend County Texas GO Bonds Unlimited Tax Road Refunding Series 2009 (AA+/Aa1)
800,000	4.000	03/01/13	804,856
500,000	4.000	03/01/14	521,375
Fort Worth Texas General Purpose GO Bonds Series 2009 (AA+/Aa1)
4,260,000	4.000	03/01/13	4,285,858
Fort Worth Texas GO Bonds Refunding and Improvement Series 2012 (AA+/Aa1)
2,000,000	4.000	03/01/19	2,317,280
2,500,000	5.000	03/01/19	3,044,050
Garland Independent School District Unlimited Tax Refunding Bonds Series 2011 A (PSF-GTD) (AAA/Aaa)(c)
1,930,000	0.000	02/15/17	1,836,549
Gulf Coast Waste Disposal Authority Environmental Facilities RB for BP Products North America, Inc. Project RMKT 09/01/09 Series 2004 (A/A2)(b)
5,000,000	2.300	09/03/13	5,055,200
Harris County Texas Cultural Education Facilities Finance Corp. RB for Texas Children’s Hospitals Project Series 2009 (AA/Aa2)
1,680,000	3.500	10/01/13	1,716,624
Harris County Texas Cultural Education Facilities Finance Corp. RB Refunding for Methodist Hospital System Series 2009 B-2 (AA/NR)(b)
3,000,000	5.000	06/01/13	3,052,500

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)
Harris County Texas GO Bonds Refunding for Permanent Improvement Series 2009 B (AAA/NR)
$1,000,000	4.000%	10/01/13	$ 1,028,220
Harris County Texas Spring Independent School District Unlimited Tax Refunding Bonds Series 2011 (PSF-GTD) (AAA/Aaa)
3,040,000	3.000	08/15/16	3,283,413
2,250,000	4.000	08/15/17	2,559,060
Harrison County Texas Health Facilities Development Corp. Hospital RB for Good Shepherd Health System Series 2010 (BBB+/Baa2)
500,000	4.000	07/01/13	507,340
855,000	4.000	07/01/14	889,251
930,000	4.000	07/01/15	985,716
2,005,000	4.500	07/01/16	2,195,255
Hockley County Texas GO Bonds Series 2009 (ASSURED GTY) (AA-/NR)
1,050,000	4.000	02/15/13	1,053,507
Houston Public Improvement GO Bonds Refunding Series 2004 A (NATL-RE) (AA/Aa2)(d)
7,315,000	5.375	03/01/14	7,744,829
Houston Utilities System RB Refunding First Lien Series 2012 C (AA/NR)
8,000,000	0.730	08/01/16	8,012,080
Houston Utilities System RB Refunding Series 2012 (AA/NR)
4,500,000	0.680	06/01/15	4,509,360
Klein Texas Independent School District GO Bonds Refunding Series 2003 A (PSF-GTD) (AAA/Aaa)
2,050,000	4.250	08/15/14	2,178,556
Leander Independent School District Unlimited Tax GO Bonds Refunding Series 2010 A (PSF-GTD) (AAA/NR)(c)
1,500,000	0.000	08/15/13	1,497,615
2,000,000	0.000	08/15/14	1,982,980
1,000,000	0.000	08/15/15	984,460
Longview Independent School District Unlimited Tax GO Bonds for School Building Series 2008 (PSF-GTD) (AAA/NR)(c)
1,000,000	0.000	02/15/13	999,740
Lower Colorado River Authority RB Refunding Series 2008 (ETM) (NR/NR)(d)
5,000	5.500	05/15/14	5,354
Lower Colorado River Authority RB Series 2008 (ETM) (NR/NR)(d)
205,000	5.500	05/15/14	219,526
Lower Colorado River Authority RB Unrefunded Series 2012 (A/A1)
2,240,000	5.500	05/15/14	2,393,619
Lubbock Health Facilities Development Corp. RB for St. Joseph Health System Series 2008 B (AA-/A1)
3,300,000	5.000	07/01/17	3,767,478
Mansfield Independent School District VRDN GO Bonds Series 2012 (PSF-GTD) (AAA/Aaa)(b)
6,000,000	1.750	08/01/17	6,143,760
Midland Texas COPS GO Bonds Series 2007 (NATL-RE) (AA+/Aa1)
1,155,000	4.000	03/01/13	1,162,011
1,255,000	4.000	03/01/14	1,308,350

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)
Mission Economic Development Corp. Solid Waste Disposal RB for Waste Management, Inc. Project RMKT 12/01/09 Series 2006 (BBB/NR)(b)
$4,000,000	3.750%	06/01/15	$ 4,178,160
North East Independent School District GO Bonds Series 2004 (PSF-GTD) (NR/Aaa)(d)
7,890,000	5.000	08/01/14	8,461,867
North East Independent School District GO Bonds Unrefunded Series 2004 (PSF-GTD) (AAA/Aaa)
5,570,000	5.000	08/01/15	5,976,443
North Texas Tollway Authority RB Refunding for First Tier Series 2008 A (NATL-RE-IBC) (A-/A2)
4,250,000	6.000	01/01/19	5,143,690
North Texas Tollway Authority RB Refunding for First Tier Series 2012 C (A-/A2)(b)
16,000,000	1.950	01/01/19	16,081,280
North Texas Tollway Authority System RB Refunding First Tier Series 2008 E-3 (A-/A2)(b)
5,100,000	5.750	01/01/16	5,783,094
North Texas Tollway Authority System RB Refunding First Tier Series 2011 B (A-/A2)
3,000,000	5.000	01/01/19	3,548,550
Northside Texas Independent School District GO Bonds for School Building Series 2012 (PSF-GTD) (AAA/Aaa)(b)
8,000,000	1.000	05/31/16	7,968,000
Northside Texas Independent School District Unlimited Tax Refunding Series 2011 A (PSF-GTD) (AAA/Aaa)(b)
6,885,000	1.350	06/01/14	6,954,401
Plano Texas Independent School District Unlimited Tax GO Bonds Refunding Series 2010 (PSF-GTD) (AAA/Aaa)
4,000,000	5.000	02/15/15	4,382,440
Point Isabel Independent School District Unlimited Tax GO Bonds Refunding for School Building Series 1996 (PSF-GTD) (NR/Aaa)(c)
1,000,000	0.000	02/01/13	999,830
Sam Rayburn Municipal Power Agency RB Refunding Series 2012 (BBB+/NR)
1,700,000	5.000	10/01/15	1,867,875
2,315,000	5.000	10/01/19	2,722,162
San Antonio Electric and Gas Systems Junior Lien RB Refunding Series 2012 C (AA-/Aa2)(b)
7,000,000	2.000	12/01/16	7,234,920
Spring Branch Independent School District Unlimited Tax GO Bonds for Schoolhouse Series 2004 (PSF-GTD) (AAA/Aaa)
1,000,000	4.750	02/01/14	1,003,400
Sugar Land Texas GO Bonds Refunding for Fort Bend County Series 2012 (AAA/NR)
1,815,000	3.000	02/15/14	1,870,267
1,240,000	3.000	02/15/15	1,305,373
Tarrant County Limited Tax GO Bonds Series 2008 (AAA/Aaa)
3,110,000	5.000	07/15/13	3,189,461
Tarrant Regional Water District RB Prerefunded Refunding and Improvement Series 2002 (AGM) (AA-/Aa1)(d)
1,275,000	5.375	03/01/13	1,285,519
Tarrant Regional Water District RB Refunding and Improvement Series 2002 (AGM) (AAA/Aa1)(d)
4,850,000	5.375	03/01/13	4,890,013

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)
Texas Municipal Gas Acquisition & Supply Corp. III RB Series 2012 D (BBB/A3)
$3,445,000	5.000%	12/15/14	$ 3,697,587
2,200,000	5.000	12/15/15	2,413,818
3,000,000	5.000	12/15/16	3,288,480
5,000,000	5.000	12/15/17	5,534,050
4,500,000	5.000	12/15/18	5,057,190
5,000,000	5.000	12/15/19	5,629,500
6,500,000	5.000	12/15/20	7,329,790
Texas Municipal Gas Acquisition & Supply Corp. RB for Senior Lien Series 2008 D (A-/Baa2)
13,550,000	5.625	12/15/17	15,134,131
Texas State Public Finance Authority Unemployment Compensation Obligation Assessment RB Series 2010 A (AAA/Aaa)
16,725,000	4.000	07/01/15	18,181,413
7,355,000	5.000	07/01/16	8,285,040
Texas Transportation Commission Central Texas Turnpike System First Tier RB Refunding Series 2012 B (A-/Baa1)(b)
2,500,000	1.250	02/15/15	2,507,275
Tyler Texas Independent School District Series 2011 (PSF-GTD) (AAA/NR)(b)
1,140,000	1.150	08/15/14	1,144,321
University of North Texas Financing System RB Series 2009 A (AA/Aa2)
1,195,000	5.000	04/15/13	1,211,144

			298,062,771

U.S. Virgin Islands – 0.5%
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2012 A (BBB+/NR)
19,500,000	2.250	10/01/17	19,308,900
Virgin Islands Public Finance Authority Senior Lien RB Refunding Matching Fund Loan Notes Series 2009 B (BBB/Baa2)
2,500,000	5.000	10/01/13	2,565,750
Virgin Islands Water & Power Authority Electric System RB Refunding Series 2010 A (BBB-/Baa2)
1,285,000	4.000	07/01/13	1,298,017
480,000	4.000	07/01/14	493,896
680,000	4.750	07/01/15	722,670

			24,389,233

Utah – 0.5%
Box Elder School District GO Bonds for Utah School Bond Guaranty Program Series 2011 (SCH BD GTY) (NR/Aaa)
2,510,000	3.000	07/15/13	2,547,248
Centerville Utah Sales Tax RB Series 2009 (ASSURED GTY) (AA/NR)
1,340,000	4.000	05/01/14	1,392,407
Utah Associated Municipal Power Systems RB for Horse Butte Wind Project Series 2012 A (A-/NR)
500,000	5.000	09/01/14	534,265
610,000	5.000	09/01/15	672,995
750,000	5.000	09/01/16	847,957
500,000	5.000	09/01/17	575,525
500,000	5.000	09/01/18	586,875
500,000	5.000	09/01/19	592,380

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Utah – (continued)
Utah State GO Bonds Series 2009 A (AAA/Aaa)
$5,850,000	5.000%	07/01/14	$ 6,259,793
Utah State GO Bonds Series 2009 B (AAA/Aaa)
7,450,000	4.000	07/01/14	7,861,091
Utah State University RB Refunding for Student Fee and Housing System Series 2009 (ASSURED GTY) (AA/Aa3)
1,575,000	3.000	12/01/14	1,631,653

			23,502,189

Vermont – 0.1%
Vermont Educational & Health Buildings Financing Agency RB Refunding for St. Michael’s College Project Series 2012 (A-/Baa1)
1,250,000	3.000	10/01/15	1,312,225
1,420,000	4.000	10/01/16	1,553,011
1,680,000	4.000	10/01/17	1,858,517

			4,723,753

Virginia – 1.1%
Fairfax County Virginia Economic Development Authority Residential Care Facilities Mortgage RB for Goodwin House, Inc. Series 2007 (BBB/NR)
500,000	4.150	10/01/13	509,015
Louisa IDA Pollution Control RB Refunding for Electric and Power Co. Project Series 2008 C (A-/WR)(b)
6,250,000	1.500	12/01/14	6,339,812
Newport News Virginia GO Bonds Series 2009 B (AA/Aa1)
4,315,000	3.000	09/01/13	4,394,439
Smyth County Virginia IDA Hospital RB for Mountain States Health Alliance Series 2010 B (BBB+/Baa1)
3,330,000	5.000	07/01/14	3,528,268
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2005 (AA+/Aaa)(d)
8,765,000	5.625	06/01/15	9,836,697
Virginia Beach Virginia GO Bonds for Public Improvement Series 2009 (AAA/Aaa)
1,000,000	3.000	06/01/13	1,011,550
Virginia Beach Virginia GO Bonds Refunding for Public Improvement Series 2004 B (AAA/Aaa)
1,455,000	5.000	05/01/13	1,477,873
Virginia College Building Authority Educational Facilities RB for 21st Century College Program Series 2004 A (ETM) (ST APPROP) (AA+/NR)(d)
105,000	5.000	02/01/13	105,377
Virginia College Building Authority Educational Facilities RB Unrefunded Balance for 21st Century College Program Series 2004 (ST APPROP) (AA+/Aa1)
2,395,000	5.000	02/01/13	2,403,694
Virginia State Housing Development Authority Homeownership Mortgage RB Series 2010 A (AA+/Aa1)
3,015,000	2.500	03/01/15	3,091,732
Virginia State Housing Development Authority Homeownership Mortgage RB Series 2011 B (GO OF AUTH) (AA+/Aa1)
1,900,000	2.200	03/01/17	1,953,409
Virginia State Public School Authority School Financing 1997 Resolution RB Series 2005 D (AA+/Aa1)
3,000,000	4.500	08/01/13	3,074,280

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Virginia – (continued)
Virginia State Public School Authority School Financing 1997 Resolution Series 2004 A (ST AID WITHHLDG) (AA+/Aa1)(d)
$6,185,000	5.000%	08/01/14	$ 6,638,360
Wise County Virginia Industrial Development Authority Solid Waste and Sewage Disposal RB for Virginia Electric and Power Company Project Series 2010 A (A-/A3)(b)
5,000,000	2.375	11/01/15	5,133,100
York County Economic Development Authority Electricity and Power RB Refunding Series 2009 A (A-/A3)(b)
2,000,000	4.050	05/01/14	2,084,040

			51,581,646

Washington – 0.8%
Seattle Washington Water System RB Refunding Series 2012 (AA+/Aa1)
12,990,000	5.000	09/01/19	16,102,014
Snohomish County School District No. 015 GO Bonds Unlimited Tax Series 2006 (NATL-RE FGIC) (SCH BD GTY) (AA+/Aa1)(d)
2,550,000	5.000	06/01/16	2,924,238
Tobacco Settlement Authority of Washington RB Asset-Backed Bonds Series 2002 (BBB/A3)
2,730,000	6.500	06/01/26	2,839,064
Washington State GO Bonds Series 2005 D (AGM) (AA+/Aa1)(d)
10,000,000	5.000	01/01/15	10,917,900
Washington State Various Purpose GO Bonds Refunding Series 2005 R-A (AMBAC) (AA+/Aa1)
3,500,000	5.000	01/01/13	3,500,000

			36,283,216

West Virginia – 0.4%
Kanawha Putnam County Huntington Compound RB for Single Family Mortgage Series 1984 A (ETM) (NR/Aaa)(c)(d)
10,125,000	0.000	12/01/16	9,768,195
Mason County Pollution Control RB for Appalachian Power Co. Project Series 2003 L (NR/Baa2)(b)
5,300,000	2.000	10/01/14	5,387,556
Princeton West Virginia Hospitals RB Refunding Princeton Community Hospital Project Series 2012 A (BBB/NR)
500,000	5.000	05/01/17	549,630
1,445,000	5.000	05/01/18	1,607,996
1,565,000	5.000	05/01/19	1,756,493

			19,069,870

Wisconsin – 0.1%
Kenosha City Promissory Notes GO Bonds for Capital Appreciation Series 2005 D (AMBAC) (AA/Aa2)(c)
1,500,000	0.000	09/01/15	1,441,965
Milwaukee Wisconsin GO Bonds Series 2010 N-1 (AA/Aa2)
4,050,000	5.000	02/01/16	4,568,278

			6,010,243

TOTAL STATE-SPECIFIC MUNICIPAL DEBT OBLIGATIONS			$ 4,299,071,282

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Other Municipal Debt Obligation – 0.0%
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 A-3 (AMT) (NR/Ba1)(b)(f)
$2,000,000	7.500%	09/30/13	$ 2,000,000

Short-Term Investments(b) – 0.5%
Alabama – 0.1%
Mobile County Industrial Development Authority PCRB VRDN Refunding for ExxonMobil Project Series 2002 (AAA/VMIG1)
$2,000,000	0.110%	01/02/13	$ 2,000,000

California – 0.0%
Metropolitan Water District of Southern California Waterworks VRDN RB Series 2000 B-3 (AAA/VMIG1)
1,200,000	0.080	01/02/13	1,200,000

Illinois – 0.0%
Chicago Illinois GO VRDN Project Series 2003 B-3 RMKT 03/18/09 (A+/VMIG1)
985,000	0.130	01/02/13	985,000

Louisiana – 0.0%
East Baton Rouge Parish Louisiana VRDN PCRB Refunding for ExxonMobil Project Series 1989 (AAA/Aaa)
1,890,000	0.090	01/02/13	1,890,000

Massachusetts – 0.0%
Massachusetts State Health & Educational Facilities Authority VRDN RB for Wellesley College Series 2008 I (AA+/VMIG1)
1,000,000	0.120	01/02/13	1,000,000

Mississippi – 0.1%
Jackson County Port Facility VRDN RB Refunding for Chevron U.S.A., Inc. Project Series 1993 (AA/Aa1)
2,000,000	0.070	01/02/13	2,000,000
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development VRDN RB for Chevron U.S.A., Inc. Project Series 2011 G (AA/VMIG1)
2,000,000	0.110	01/02/13	2,000,000

			4,000,000

Missouri – 0.0%
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Series 2003 B (AAA/VMIG1)
1,000,000	0.110	01/02/13	1,000,000

New York – 0.1%
New York City Municipal Water Finance Authority Water & Sewer Systems Second General Resolution VRDN RB Series 2010 DD-3B (AA+/VMIG1)(a)
1,000,000	0.110	01/02/13	1,000,000
New York City Transitional Finance Authority VRDN RB for New York City Recovery Subseries 2002 1-C (LIQ - JPMorgan Chase Bank, N.A.) (AAA/VMIG1)(a)
1,000,000	0.130	01/02/13	1,000,000
Triborough Bridge Tunnel Authority VRDN RB General Series 2003 B-3 (GO OF AUTH/LOC - U.S. BANK N.A.) (AA-/VMIG1)(a)
810,000	0.100	01/02/13	810,000

			2,810,000

Principal Amount	Interest Rate	Maturity Date	Value
Short-Term Investments(b) – (continued)
Rhode Island – 0.0%
Rhode Island State Industrial Facilities Corp. Marine Terminal VRDN RB Refunding for ExxonMobil Project Series 2001 (AAA/VMIG1)
$1,000,000	0.110%	01/02/13	$ 1,000,000

Texas – 0.1%
Lower Neches Valley Authority Industrial Development Corp. VRDN RB Refunding for ExxonMobil Project Series 2011 (AAA/VMIG1)
1,000,000	0.090	01/02/13	1,000,000
Texas Water Development Board VRDN RB Refunding State Revolving Sub Lien Series 2007 A (LIQ - JPMorgan Chase Bank, N.A.) (AAA/VMIG1)
1,285,000	0.130	01/02/13	1,285,000

			2,285,000

Virginia – 0.1%
Virginia College Building Authority Educational Facilities VRDN RB for 21st Century College Series 2006 C (ST APPROP) (AA+/VMIG1)
2,600,000	0.100	01/02/13	2,600,000

TOTAL SHORT-TERM INVESTMENTS			$ 20,770,000

TOTAL INVESTMENTS – 95.2%			$ 4,321,841,282

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.8%			219,820,126

NET ASSETS – 100.0%			$ 4,541,661,408

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect at December 31, 2012.

(b)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at December 31, 2012.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(e)	Inverse floating rate security. Interest rate disclosed is that which is in effect at December 31, 2012.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $2,000,000, which represents approximately 0.0% of net assets as of December 31, 2012.

(g)	When-issued security.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ACA	— Insured by American Capital Access
AGC	— Insured by ACE Guaranty Corp.
AGC-ICC	— Agency Insured Custody Certificate
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ASSURED GTY	— Insured by Assured Guaranty
BANS	— Bond Anticipation Notes
BHAC-CR	— Insured by Berkshire Hathaway Assurance Corp. - Insured Custodial Receipts
CITY APPROP	— City Appropriation
CNTY GTD	— County Guaranteed
COMWLTH GTD	— Commonwealth Guaranteed
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
GO	— General Obligation
GO OF AUTH	— General Obligation of Authority
GO OF CITY	— General Obligation of City
GO OF Participants	— General Obligation of Participants
GO OF UNIV	— General Obligation of University
ICC	— Insured Custody Certificates
IDA	— Industrial Development Authority
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MUN GOVT GTD	— Municipal Government Guaranteed
NATL-RE	— Insured by National Public Finance Guarantee Corp.
NATL-RE FGIC	— Insured by National Public Finance Guarantee Corp. which re-insures Financial Guaranty Insurance Co.
NATL-RE-IBC	— Insured by National Public Finance Guarantee Corp. - Insured Bond Certificates
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PRIV MTGS	— Private Mortgages
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
RB	— Revenue Bond
RMKT	— Remarketed
SCH BD GTY	— School Bond Guaranty
SCH BD RES FD	— School Bond Reserve Fund
SCSDE	— South Carolina State Department of Education
SD CRED PROG	— School District Credit Program
ST AID DIR DEP	— State Aid Direct Deposit
ST AID WITHHLDG	— State Aid Withholding
ST APPROP	— State Appropriation
TCRS	— Transferable Custodial Receipts
VA	— Veterans Administration
VRDN	— Variable Rate Demand Notes
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At December 31, 2012, the Portfolio's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$4,271,977,095

Gross unrealized gain	60,059,582
Gross unrealized loss	(10,195,395)

Net unrealized security gain	$49,864,187

Additional information regarding the Fund is available in the Fund's most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission's website (www.sec.gov).

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investment. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. Investments applying these valuation adjustments are classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Inverse Floaters — The Funds may invest in inverse floating rate debt securities (“inverse floaters”). The interest rate on inverse floaters resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

ii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss.

Derivative contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Swap Contracts — Swaps are marked to market daily using pricing vendor quotations, counterparty prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy,

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.

B. Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under valuation procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to significant: fluctuations in U.S. or foreign markets; market dislocations; market disruptions or unscheduled market closings. Significant events, which could also affect a single issuer, may include, but are not limited to corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2012:

HIGH YIELD MUNICIPAL
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$3,324	$—	$—
Municipal Debt Obligations	—	3,696,694,291	—
Total	$3,324	$3,696,694,291	$—

Derivative Type
Liabilities(a)
Credit Default Swap Contracts	$—	$(140,815)	$—

MUNICIPAL INCOME
Investment Type	Level 1	Level 2	Level 3
Assets
Municipal Debt Obligations	$—	$613,781,803	$—
Short-term Investments	—	35,000	—
Total	$—	$613,816,803	$—

SHORT DURATION TAX-FREE
Investment Type	Level 1	Level 2	Level 3
Assets
Municipal Debt Obligations	$—	$4,301,071,282	$—
Short-term Investments	—	20,770,000	—
Total	$—	$4,321,841,282	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Non-Diversification Risk — High Yield Municipal Fund is non-diversified and is permitted to invest more of its assets in fewer issuers than a “diversified” mutual fund. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Concentration Risk — As a result of certain of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if their investments were not so concentrated.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date February 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date February 25, 2013

By (Signature and Title)*	/s/ George F. Travers
George F. Travers, Principal Financial Officer

Date February 25, 2013

*	Print the name and title of each signing officer under his or her signature.